UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal & Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza

                             Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: September 30

Date of reporting period: October 1, 2013 to December 31, 2013

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Investments	December 31, 2013 (Unaudited)

AQR GLOBAL EQUITY FUND

COMMON STOCKS - 90.1%	SHARES	VALUE (Note 2)
Australia - 2.9%
AGL Energy Ltd.	7,384	$99,261
AMP Ltd.	31,150	122,433
Asciano Ltd.	30,747	158,515
ASX Ltd.	1,555	51,136
Aurizon Holdings Ltd.	13,781	60,189
Australia & New Zealand Banking Group Ltd.	18,098	522,457
Bank of Queensland Ltd.	2,377	25,879
Bendigo and Adelaide Bank Ltd.	31,102	326,949
BHP Billiton Ltd.	22,837	778,581
CFS Retail Property Trust Group REIT	17,337	30,178
Cochlear Ltd.	473	24,921
Commonwealth Bank of Australia	10,823	754,115
Computershare Ltd.	3,819	38,917
Crown Resorts Ltd.	3,179	47,964
CSL Ltd.	1,027	63,311
Dexus Property Group REIT	40,875	36,762
Federation Centres Ltd. REIT	11,381	23,857
Flight Centre Travel Group Ltd.	3,832	163,201
Fortescue Metals Group Ltd.	10,070	52,604
Goodman Group REIT	14,552	61,654
GPT Group REIT	14,949	45,462
GPT Group REIT (3)†(a)	96,388	—
Incitec Pivot Ltd.	20,291	48,677
Macquarie Group Ltd.	5,356	262,890
Mirvac Group REIT	30,051	45,188
National Australia Bank Ltd.	21,440	669,186
Newcrest Mining Ltd.	6,113	42,927
Orica Ltd.	8,638	184,713
Qantas Airways Ltd. †	104,414	102,421
Ramsay Health Care Ltd.	1,614	62,464
Rio Tinto Ltd.	2,159	132,146
Stockland REIT	18,057	58,380
Suncorp Group Ltd.	15,129	177,582
Sydney Airport	5,675	19,287
Tatts Group Ltd.	87,352	242,179
Telstra Corp. Ltd.	96,094	451,028
Toll Holdings Ltd.	46,039	234,161
Wesfarmers Ltd.	3,432	135,128
Westfield Group REIT	15,679	141,539
Westfield Retail Trust REIT	22,544	59,891
Westpac Banking Corp.	15,505	449,470
Woodside Petroleum Ltd.	5,292	184,313
Woolworths Ltd.	11,935	361,408
WorleyParsons Ltd.	1,670	24,842

		7,578,166

Belgium - 0.6%
Ageas	19,427	828,437
Delhaize Group SA	11,317	673,271

		1,501,708

Bermuda - 0.2%
PartnerRe Ltd. (1)	4,400	463,892

Canada - 3.5%
Agrium, Inc. (1)	1,000	91,476
Alimentation Couche Tard, Inc., Class B (1)	1,000	75,199
ARC Resources Ltd. (1)	5,200	144,753
Bank of Montreal (1)	9,780	651,939
Bank of Nova Scotia (1)	2,899	181,295
Barrick Gold Corp. (1)	7,200	126,818

	SHARES	VALUE (Note 2)
Canada - 3.5% (continued)
Blackberry Ltd. (1)†	3,800	$28,261
Bombardier, Inc., Class B (1)	36,400	157,970
Brookfield Asset Management, Inc., Class A (1)	4,602	178,578
Brookfield Office Properties, Inc. (1)	2,845	54,771
CAE, Inc. (1)	5,800	73,766
Canadian Imperial Bank of Commerce (1)	3,200	273,292
Canadian National Railway Co. (1)	4,800	273,653
Canadian Natural Resources Ltd. (1)	14,300	483,824
Canadian Pacific Railway Ltd. (1)	900	136,112
Canadian Tire Corp. Ltd., Class A (1)	500	46,830
CGI Group, Inc., Class A (1)†	5,900	197,398
CI Financial Corp. (1)	1,200	39,934
Crescent Point Energy Corp. (1)	3,000	116,498
Dollarama, Inc. (1)	3,100	257,426
Empire Co., Ltd., Class A (1)	3,200	218,645
Encana Corp. (1)	8,500	153,476
Enerplus Corp. (1)	16,451	298,898
Finning International, Inc. (1)	1,800	46,006
Great-West Lifeco, Inc. (1)	2,245	69,215
Husky Energy, Inc. (1)	8,500	269,663
IGM Financial, Inc. (1)	800	42,242
Imperial Oil Ltd. (1)	400	17,713
Industrial Alliance Insurance & Financial Services, Inc. (1)	8,600	380,108
Keyera Corp. (1)	2,500	150,459
Kinross Gold Corp. (1)	29,600	129,574
Magna International, Inc. (1)	5,534	453,765
Manulife Financial Corp. (1)	19,300	380,822
National Bank of Canada (1)	800	66,568
Onex Corp. (1)	4,300	232,153
Open Text Corp. (1)	200	18,397
Pengrowth Energy Corp. (1)	12,700	78,549
Peyto Exploration & Development Corp. (1)	1,000	30,605
Potash Corp of Saskatchewan, Inc. (1)	2,900	95,606
Power Corp. of Canada (1)	2,746	82,593
RioCan Real Estate Investment Trust REIT (1)	2,100	48,969
Rogers Communications, Inc., Class B (1)	4,300	194,588
Royal Bank of Canada (1)	7,524	505,803
Shoppers Drug Mart Corp. (1)	1,600	87,648
Sun Life Financial, Inc. (1)	6,100	215,460
Suncor Energy, Inc. (1)	18,682	654,947
Talisman Energy, Inc. (1)	12,600	146,491
Teck Resources Ltd., Class B (1)	11,593	301,762
Toronto-Dominion Bank/The (1)	4,312	406,377
Vermilion Energy, Inc. (1)	300	17,609

		9,384,504

China - 0.0% (b)
FIH Mobile Ltd. †	101	54

Denmark - 0.1%
TDC A/S	16,957	164,561

Finland - 0.7%
Nokia OYJ †	55,543	448,788
Orion OYJ, Class B	13,101	368,230
Sampo, A Shares	12,831	630,678

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 2)
Finland - 0.7% (continued)
Wartsila OYJ	8,250	$406,734

		1,854,430

France - 4.0%
AXA SA	14,426	401,730
Cie Generale des Etablissements
Michelin	7,584	806,943
CNP Assurances	9,259	189,866
Danone	18,203	1,313,200
Electricite de France	16,075	568,688
European Aeronautic Defence and Space Co. NV	16,237	1,246,518
Kering	2,159	456,371
Klepierre REIT	1,740	80,653
Lagardere SCA	26,734	993,800
L’Oreal SA	979	171,925
Natixis	86,148	506,829
Renault SA	3,794	305,328
Sanofi	11,754	1,255,268
Societe BIC SA	1,303	159,688
Societe Generale SA	13,928	809,920
Suez Environnement Co.	7,112	127,540
Thales SA	8,348	537,975
Total SA	2,880	176,773
Unibail-Rodamco SE REIT	1,162	297,773
Vallourec SA	4,396	239,829

		10,646,617

Germany - 3.2%
Adidas AG	3,799	484,441
Bayer AG	5,583	783,913
Continental AG	6,101	1,340,325
Deutsche Boerse AG	3,692	305,971
Deutsche Lufthansa AG †	37,249	789,551
Deutsche Post AG	22,319	815,202
Deutsche Telekom AG	20,622	355,321
E.ON SE	13,954	257,980
Fresenius SE & Co. KGaA	1,761	270,797
Merck KGaA	6,989	1,254,022
Muenchener Rueckversicherungs AG	3,590	791,846
OSRAM Licht AG †	2,625	148,197
ProSiebenSat.1 Media AG	3,832	190,281
United Internet AG	16,076	685,321

		8,473,168

Hong Kong - 1.1%
AIA Group Ltd.	93,600	471,134
ASM Pacific Technology Ltd.	1,882	15,763
Cathay Pacific Airways Ltd.	35,000	74,160
Cheung Kong Holdings Ltd.	8,201	129,746
Cheung Kong Infrastructure Holdings Ltd.	4,749	30,019
CLP Holdings Ltd.	5,011	39,634
First Pacific Co., Ltd.	18,000	20,523
Galaxy Entertainment Group Ltd. †	24,000	216,078
Hang Lung Group Ltd.	791	4,001
Hang Seng Bank Ltd.	7,457	121,113
Henderson Land Development Co., Ltd.	500	2,859
HKT Trust/HKT Ltd.	842	833
Hong Kong & China Gas Co., Ltd.	30,020	68,926
Hong Kong Exchanges and Clearing Ltd.	8,169	136,548
Hopewell Holdings Ltd.	4,695	15,920

	SHARES	VALUE (Note 2)
Hong Kong - 1.1% (continued)
Hutchison Whampoa Ltd.	10,489	$142,921
Hysan Development Co., Ltd.	25,823	111,471
Kerry Properties Ltd.	8,000	27,855
Li & Fung Ltd.	15,468	19,994
Link REIT/The REIT	18,829	91,322
MGM China Holdings Ltd.	34,800	148,940
Mongolia Energy Corp. Ltd. †	885	28
MTR Corp. Ltd.	4,500	17,056
New World Development Co., Ltd.	30,173	38,207
NWS Holdings Ltd.	12,500	19,079
PCCW Ltd.	32,406	14,515
Power Assets Holdings Ltd.	12,000	95,526
Sands China Ltd.	10,000	81,953
Sino Land Co., Ltd.	50,000	68,570
SJM Holdings Ltd.	45,000	151,266
Sun Hung Kai Properties Ltd.	5,022	63,826
Swire Pacific Ltd., Class A	5,318	62,485
Swire Properties Ltd.	72	182
Television Broadcasts Ltd.	42	281
Wharf Holdings Ltd.	25,604	196,131
Wheelock & Co., Ltd.	23,844	109,846
Wynn Macau Ltd.	7,600	34,547
Yue Yuen Industrial Holdings Ltd.	13,123	43,880

		2,887,138

Ireland - 0.1%
Allegion PLC (1)†	3,567	157,611

Italy - 0.9%
Prysmian SpA	36,041	927,950
UniCredit SpA	64,737	477,542
Unione di Banche Italiane SCPA	143,909	975,601

		2,381,093

Japan - 8.0%
Aeon Co., Ltd.	4,000	54,227
Alfresa Holdings Corp.	3,400	168,758
Asahi Glass Co., Ltd.	236	1,469
Asahi Kasei Corp.	35,000	274,534
Astellas Pharma, Inc.	7,900	468,366
Canon, Inc.	1,645	52,489
Casio Computer Co., Ltd.	3,900	47,790
Central Japan Railway Co.	3,100	365,342
Chubu Electric Power Co., Inc.	54	698
Credit Saison Co., Ltd.	75	1,977
Dai Nippon Printing Co., Ltd.	16,000	169,955
Daihatsu Motor Co., Ltd.	9,800	166,235
Daito Trust Construction Co., Ltd.	686	64,133
Daiwa House Industry Co., Ltd.	4,151	80,426
Daiwa Securities Group, Inc.	13,000	130,202
Dena Co., Ltd.	13,400	282,478
Denso Corp.	5,300	279,992
DIC Corp.	495	1,509
East Japan Railway Co.	2,512	200,100
Fuji Electric Co., Ltd.	57,000	267,069
Fuji Heavy Industries Ltd.	13,433	386,050
FUJIFILM Holdings Corp.	2,144	60,857
Fujitsu Ltd. †	12,115	62,788
Fukuoka Financial Group, Inc.	17,000	74,621
GungHo Online Entertainment, Inc. †	12,700	91,477
Hakuhodo DY Holdings, Inc.	17,500	135,673
Hino Motors Ltd.	17,975	283,156
Hitachi High-Technologies Corp.	58	1,460
Honda Motor Co., Ltd.	6,797	280,561

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 2)
Japan - 8.0% (continued)
Hoya Corp.	6	$167
Isuzu Motors Ltd.	8,000	49,896
ITOCHU Corp.	88	1,088
J Front Retailing Co., Ltd.	37,000	280,692
Japan Airlines Co., Ltd.	5,300	261,456
Japan Real Estate Investment Corp. REIT	10	53,501
Japan Retail Fund Investment Corp. REIT	38	77,318
Japan Tobacco, Inc.	12,400	403,481
JGC Corp.	8,000	313,951
JTEKT Corp.	88	1,502
JX Holdings, Inc.	14	72
Kaneka Corp.	354	2,324
Kansai Electric Power Co., Inc./The †	4,800	55,245
KDDI Corp.	6,800	418,984
Keisei Electric Railway Co., Ltd.	461	4,242
Keyence Corp.	600	256,911
Kinden Corp.	14,284	149,548
Kobe Steel Ltd. †	30,759	52,733
Konica Minolta, Inc.	23,500	234,842
Kubota Corp.	343	5,689
Makita Corp.	46	2,419
Mazda Motor Corp. †	7,000	36,274
Medipal Holdings Corp.	19,800	261,389
Miraca Holdings, Inc.	28	1,321
Mitsubishi Corp.	36	691
Mitsubishi Electric Corp.	25,000	314,361
Mitsubishi Estate Co., Ltd.	9,764	292,198
Mitsubishi Heavy Industries, Ltd.	52,000	322,066
Mitsubishi UFJ Financial Group, Inc.	138,449	919,218
Mitsubishi UFJ Lease & Finance Co., Ltd.	80	492
Mitsui & Co., Ltd.	89	1,241
Mitsui Fudosan Co., Ltd.	7,598	274,065
Mitsui OSK Lines Ltd.	16,000	72,211
Mitsumi Electric Co., Ltd. †	40	334
Mizuho Financial Group, Inc.	295,641	641,846
MS&AD Insurance Group Holdings	13,800	370,930
Namco Bandai Holdings, Inc.	12,900	286,412
NEC Corp.	91,000	205,406
Nexon Co., Ltd.	7,600	70,224
NHK Spring Co., Ltd.	8,800	99,428
Nippon Building Fund, Inc. REIT	12	69,723
Nippon Kayaku Co., Ltd.	546	7,765
Nippon Meat Packers, Inc.	97	1,667
Nippon Steel & Sumitomo Metal Corp.	822	2,757
Nippon Telegraph & Telephone Corp.	3,448	185,711
Nippon Yusen KK	34,000	108,713
Nishi-Nippon City Bank Ltd./The	363	978
Nitto Denko Corp.	94	3,975
NKSJ Holdings, Inc.	2,100	58,451
Nomura Holdings, Inc.	28,700	221,788
Nomura Real Estate Holdings, Inc.	1,700	38,306
North Pacific Bank Ltd.	68	277
NTT DOCOMO, Inc.	6,400	105,384
Oji Holdings Corp.	682	3,498
Omron Corp.	8,031	354,916
ORIX Corp.	9,990	175,543
Osaka Gas Co., Ltd.	1,446	5,679
Otsuka Holdings Co., Ltd.	10,300	297,401
Pacific Metals Co., Ltd.	720	2,631
Panasonic Corp.	36,900	430,151
Rengo Co., Ltd.	884	5,321

	SHARES	VALUE (Note 2)
Japan - 8.0% (continued)
Resona Holdings, Inc.	60,700	$309,720
Ricoh Co., Ltd.	8,000	85,079
Rohm Co., Ltd.	2,800	136,576
Sankyo Co., Ltd.	1,200	55,345
Seino Holdings Co., Ltd.	100	1,052
Sekisui Chemical Co., Ltd.	23,000	282,245
Sekisui House Ltd.	5,000	69,966
Seven & I Holdings Co., Ltd.	5,130	204,258
Shimamura Co., Ltd.	2,300	215,594
Shionogi & Co., Ltd.	13,000	282,226
SoftBank Corp.	6,800	596,705
Sojitz Corp.	16	28
Sony Corp.	17	293
Stanley Electric Co., Ltd.	2,400	55,022
Sumitomo Mitsui Financial Group, Inc.	14,949	777,399
Sumitomo Mitsui Trust Holdings, Inc.	74,000	391,550
Sumitomo Realty & Development Co., Ltd.	3,624	180,575
Suzuken Co., Ltd.	6,600	213,794
Suzuki Motor Corp.	8,600	231,741
T&D Holdings, Inc.	8,500	118,971
Taisei Corp.	43,000	195,689
Takashimaya Co., Ltd.	30,000	299,330
Takeda Pharmaceutical Co., Ltd.	669	30,684
Toho Co., Ltd.	10,300	226,597
Tokai Rika Co., Ltd.	65	1,294
Tokio Marine Holdings, Inc.	8,800	294,533
Tokyo Electric Power Co., Inc †	70	345
Tokyo Electron Ltd.	1,400	77,144
Tokyo Gas Co., Ltd.	27,000	133,075
Tokyu Corp.	9,000	58,312
Tokyu Fudosan Holdings Corp. †	5,000	47,004
TOTO Ltd.	1,000	15,861
Toyo Seikan Group Holdings Ltd.	12,800	275,561
Toyo Suisan Kaisha Ltd.	2,000	60,082
Toyoda Gosei Co., Ltd.	5,400	125,796
Toyota Motor Corp.	16,241	990,296
Ushio, Inc.	8,100	107,664
USS Co., Ltd.	50	686
West Japan Railway Co.	5,000	216,642
Yahoo Japan Corp.	52,900	294,992
Yamaha Corp.	3,600	57,234
Yokohama Rubber Co., Ltd./The	5,000	49,168

		21,097,323

Netherlands - 1.3%
Akzo Nobel NV	3,817	295,993
ING Groep NV CVA †	34,347	479,777
Koninklijke Ahold NV	41,092	738,470
Koninklijke Philips NV	38,283	1,409,626
Randstad Holding NV	2,760	179,105
Reed Elsevier NV	23,078	490,495

		3,593,466

Singapore - 0.5%
Ascendas Real Estate Investment
Trust REIT	16,478	28,839
CapitaCommercial Trust REIT	16,000	18,426
CapitaMall Trust REIT	19,494	29,501
ComfortDelGro Corp. Ltd.	64,000	102,335
DBS Group Holdings Ltd.	19,054	258,939
Global Logistic Properties Ltd.	41,000	94,051
Jardine Cycle & Carriage Ltd.	291	8,314
Keppel Corp. Ltd.	14,000	124,357

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 2)
Singapore - 0.5% (continued)
Keppel REIT	400	$376
Olam International Ltd.	19,000	23,177
Oversea-Chinese Banking Corp. Ltd.	13,422	108,789
Sembcorp Industries Ltd.	7,777	33,929
Singapore Airlines Ltd.	7,000	57,818
Singapore Exchange Ltd.	6,967	40,176
Singapore Technologies Engineering Ltd.	12,103	38,092
Singapore Telecommunications Ltd.	67,635	196,690
StarHub Ltd.	476	1,623
United Overseas Bank Ltd.	9,201	155,378
UOL Group Ltd.	3,340	16,439
Wilmar International Ltd.	14,000	38,028
Yangzijiang Shipbuilding Holdings Ltd.	86,404	81,321

		1,456,598

Spain - 1.3%
ACS Actividades de Construccion y Servicios SA	18,001	620,521
Banco Bilbao Vizcaya Argentaria SA	9,037	111,793
Banco Santander SA	118,689	1,067,311
CaixaBank SA	72,858	379,502
Gas Natural SDG SA	44,375	1,142,183
Repsol SA	2,380	60,055

		3,381,365

Sweden - 1.1%
Investor AB, B Shares	3,849	132,650
Skandinaviska Enskilda Banken AB, Class A	24,152	319,079
Svenska Cellulosa AB SCA, Class B	39,749	1,224,582
Swedish Match AB	21,281	684,207
Telefonaktiebolaget LM Ericsson, B
Shares	26,472	323,210
TeliaSonera AB	34,247	285,634

		2,969,362

Switzerland - 2.9%
Actelion Ltd. †	9,420	799,012
Baloise Holding AG	3,863	492,587
Givaudan SA †	174	248,918
Nestle SA	8,904	652,575
Novartis AG	21,006	1,683,618
Roche Holding AG	9,397	2,632,347
Sika AG	106	377,725
Sulzer AG	4,849	783,508
Swiss Life Holding AG †	56	11,642
Wolseley PLC	1,553	88,293

		7,770,225

United Kingdom - 8.5%
3i Group PLC	128,463	820,871
ARM Holdings PLC	43,442	789,901
Associated British Foods PLC	35,812	1,452,380
Babcock International Group PLC	30,595	687,471
BHP Billiton PLC	17,149	532,132
BP PLC	101,864	825,518
British Land Co. PLC REIT	13,261	138,252
British Sky Broadcasting Group PLC	56,676	792,849
BT Group PLC	264,209	1,666,086
Delphi Automotive PLC (1)	600	36,078
easyJet PLC	53,847	1,372,399
Hammerson PLC REIT	10,329	85,991
HSBC Holdings PLC	27,652	303,457

	SHARES	VALUE (Note 2)
United Kingdom - 8.5% (continued)
IMI PLC	12,812	$324,451
Invensys PLC	5,295	44,757
Investec PLC	82,731	600,857
Kingfisher PLC	29,510	188,393
Land Securities Group PLC REIT	12,541	200,337
Lloyds Banking Group PLC †	232,216	304,711
Marks & Spencer Group PLC	59,816	429,532
Next PLC	9,007	814,157
Persimmon PLC †	31,919	656,229
Randgold Resources Ltd.	1,514	95,204
Reckitt Benckiser Group PLC	14,725	1,169,693
Resolution Ltd.	107,900	633,348
Rio Tinto PLC	10,392	587,249
Royal Dutch Shell PLC, A Shares	30,307	1,086,151
Royal Dutch Shell PLC, B Shares	14,719	555,203
Schroders PLC	8,783	378,804
Smith & Nephew PLC	37,559	536,444
Smiths Group PLC	15,158	372,214
Travis Perkins PLC	21,558	669,678
TUI Travel PLC	118,566	812,701
Tullow Oil PLC	14,217	201,776
Unilever PLC	10,377	426,970
Vodafone Group PLC	383,119	1,508,414
William Hill PLC	58,738	391,567

		22,492,225

United States - 49.2%
Abbott Laboratories (1)	43,884	1,682,074
Activision Blizzard, Inc. (1)	81,700	1,456,711
Akamai Technologies, Inc. (1)†	7,500	353,850
Allstate Corp./The (1)	6,800	370,872
Altria Group, Inc. (1)	19,396	744,612
Amazon.com, Inc. (1)†	800	319,032
American Electric Power Co., Inc. (1)	6,900	322,506
American International Group, Inc. (1)	11,200	571,760
American Tower Corp. REIT (1)	4,100	327,262
Ameriprise Financial, Inc. (1)	1,500	172,575
AmerisourceBergen Corp. (1)	11,500	808,565
Amgen, Inc. (1)	8,849	1,010,202
Anadarko Petroleum Corp. (1)	5,600	444,192
Annaly Capital Management, Inc. REIT (1)	14,918	148,732
Aon PLC (1)	4,000	335,560
Apple, Inc. (1)	4,628	2,596,817
Archer-Daniels-Midland Co. (1)	35,900	1,558,060
Arrow Electronics, Inc. (1)†	12,300	667,275
Assurant, Inc. (1)	18,400	1,221,208
AT&T, Inc. (1)	30,397	1,068,758
AvalonBay Communities, Inc. REIT (1)	1,311	155,000
Avery Dennison Corp. (1)	21,700	1,089,123
Avnet, Inc. (1)	9,600	423,456
Axis Capital Holdings Ltd. (1)	10,400	494,728
Bank of America Corp. (1)	50,938	793,105
Berkshire Hathaway, Inc., Class B (1)†	8,550	1,013,688
Best Buy Co., Inc. (1)	22,100	881,348
Biogen Idec, Inc. (1)†	3,700	1,035,075
Boeing Co./The (1)	9,400	1,283,006
Boston Properties, Inc. REIT (1)	2,763	277,322
Boston Scientific Corp. (1)†	92,000	1,105,840
Broadcom Corp., Class A (1)	11,300	335,045
Bunge Ltd. (1)	10,000	821,100
CA, Inc. (1)	3,500	117,775

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 2)
United States - 49.2% (continued)
CareFusion Corp. (1)†	31,200	$1,242,384
Catamaran Corp. (1)†	1,600	75,990
CBS Corp., Class B (1)	8,100	516,294
Celgene Corp. (1)†	7,900	1,334,784
CF Industries Holdings, Inc. (1)	2,800	652,512
Chevron Corp. (1)	9,400	1,174,154
Cigna Corp. (1)	1,500	131,220
Cimarex Energy Co. (1)	8,700	912,717
Cisco Systems, Inc. (1)	59,489	1,335,528
Citigroup, Inc. (1)	36,119	1,882,161
Coca-Cola Co./The (1)	31,760	1,312,006
Cognizant Technology Solutions Corp., Class A (1)†	3,200	323,136
Colgate-Palmolive Co. (1)	3,656	238,408
Comcast Corp., Class A (1)	9,700	504,060
Comerica, Inc. (1)	16,600	789,164
Computer Sciences Corp. (1)	25,400	1,419,352
Cummins, Inc. (1)	3,200	451,104
CVS Caremark Corp. (1)	23,300	1,667,581
Deere & Co. (1)	2,900	264,857
DIRECTV (1)†	4,369	301,854
Discover Financial Services (1)	5,300	296,535
DTE Energy Co. (1)	11,600	770,124
Duke Energy Corp. (1)	5,600	386,456
Edison International (1)	10,456	484,113
Electronic Arts, Inc. (1)†	8,200	188,108
Eli Lilly & Co. (1)	27,400	1,397,400
Emerson Electric Co. (1)	5,700	400,026
Equity Residential REIT (1)	3,548	184,035
Everest Re Group Ltd. (1)	5,500	857,285
Exxon Mobil Corp. (1)	30,789	3,115,847
Facebook, Inc., Class A (1)†	41,500	2,268,390
Fidelity National Information Services, Inc. (1)	25,700	1,379,576
FLIR Systems, Inc. (1)	14,400	433,440
Flowserve Corp. (1)	1,800	141,894
Ford Motor Co. (1)	20,000	308,600
GameStop Corp., Class A (1)	22,600	1,113,276
Gap, Inc./The (1)	2,419	94,535
General Electric Co. (1)	82,102	2,301,319
Gilead Sciences, Inc. (1)†	2,600	195,390
Goldman Sachs Group, Inc./The (1)	4,700	833,122
Google, Inc., Class A (1)†	2,502	2,804,016
H&R Block, Inc. (1)	25,400	737,616
HCP, Inc. REIT (1)	4,772	173,319
Health Care REIT, Inc. REIT (1)	3,000	160,710
Hershey Co./The (1)	5,600	544,488
Hess Corp. (1)	17,200	1,427,600
Home Depot, Inc./The (1)	23,006	1,894,314
Honeywell International, Inc. (1)	4,100	374,617
Host Hotels & Resorts, Inc. REIT (1)	9,300	180,792
Humana, Inc. (1)	6,900	712,218
Ingersoll-Rand PLC (1)	15,900	979,440
International Business Machines Corp. (1)	6,423	1,204,762
International Paper Co. (1)	3,300	161,799
Interpublic Group of Cos., Inc./The (1)	33,800	598,260
JM Smucker Co./The (1)	5,800	600,996
Johnson & Johnson (1)	24,816	2,272,897
JPMorgan Chase & Co. (1)	16,473	963,341
KeyCorp (1)	103,700	1,391,654
Kimberly-Clark Corp. (1)	7,263	758,693
Kimco Realty Corp. REIT (1)	6,500	128,375
Lam Research Corp. (1)†	16,700	909,315

	SHARES	VALUE (Note 2)
United States - 49.2% (continued)
Las Vegas Sands Corp. (1)	7,600	$599,412
Leucadia National Corp. (1)	12,000	340,080
Life Technologies Corp. (1)†	5,200	394,160
LinkedIn Corp., Class A (1)†	2,900	628,807
Lowe’s Cos., Inc. (1)	1,800	89,190
LSI Corp. (1)	46,600	513,532
LyondellBasell Industries NV, Class A (1)	20,500	1,645,740
Macy’s, Inc. (1)	15,900	849,060
Manpowergroup, Inc. (1)	4,800	412,128
Marathon Oil Corp. (1)	16,229	572,884
Marathon Petroleum Corp. (1)	5,900	541,207
Marvell Technology Group Ltd. (1)	90,700	1,304,266
Maxim Integrated Products, Inc. (1)	9,000	251,190
McKesson Corp. (1)	6,900	1,113,660
Medtronic, Inc. (1)	30,882	1,772,318
Merck & Co., Inc. (1)	16,619	831,781
MetLife, Inc. (1)	20,700	1,116,144
Microsoft Corp. (1)	81,750	3,059,902
Newmont Mining Corp. (1)	5,161	118,858
Northrop Grumman Corp. (1)	13,379	1,533,367
NVIDIA Corp. (1)	21,100	338,022
Occidental Petroleum Corp. (1)	11,090	1,054,659
Oceaneering International, Inc. (1)	2,700	212,976
Oracle Corp. (1)	14,700	562,422
Owens-Illinois, Inc. (1)†	14,100	504,498
PepsiCo, Inc. (1)	12,272	1,017,840
PetSmart, Inc. (1)	700	50,925
Pfizer, Inc. (1)	81,094	2,483,909
Phillips 66 (1)	12,500	964,125
Pinnacle West Capital Corp. (1)	1,200	63,504
PNC Financial Services Group, Inc./The (1)	7,000	543,060
PPG Industries, Inc. (1)	7,097	1,346,017
Procter & Gamble Co./The (1)	16,608	1,352,057
Prologis, Inc. REIT (1)	5,080	187,706
Prudential Financial, Inc. (1)	8,800	811,536
Public Storage REIT (1)	1,569	236,166
Raytheon Co. (1)	267	24,217
Seagate Technology PLC (1)	1,200	67,392
Simon Property Group, Inc. REIT (1)	3,242	493,303
Southwest Airlines Co. (1)	1,300	24,492
SPX Corp. (1)	6,200	617,582
Starbucks Corp. (1)	2,100	164,619
Stryker Corp. (1)	10,400	781,456
Superior Energy Services, Inc. (1)†	21,600	574,776
Symantec Corp. (1)	36,400	858,312
TE Connectivity Ltd. (1)	19,700	1,085,667
Thomson Reuters Corp. (1)	700	26,471
Time Warner Cable, Inc. (1)	2,200	298,100
Time Warner, Inc. (1)	8,300	578,676
Travelers Cos., Inc./The (1)	14,101	1,276,705
Tyson Foods, Inc., Class A (1)	43,900	1,468,894
Union Pacific Corp. (1)	1,700	285,600
UnitedHealth Group, Inc. (1)	10,800	813,240
Unum Group (1)	31,500	1,105,020
Valeant Pharmaceuticals International, Inc. (1)†	2,474	290,242
Ventas, Inc. REIT (1)	4,800	274,944
Verizon Communications, Inc. (1)	22,512	1,106,240
Vertex Pharmaceuticals, Inc. (1)†	5,600	416,080
Viacom, Inc., Class B (1)	5,837	509,804
Vornado Realty Trust REIT (1)	2,748	243,995
Walgreen Co. (1)	8,600	493,984

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 2)
United States - 49.2% (continued)
Wal-Mart Stores, Inc. (1)	10,105	$795,162
Walt Disney Co./The (1)	7,500	573,000
Waste Management, Inc. (1)	2,373	106,476
WellPoint, Inc. (1)	13,400	1,238,026
Wells Fargo & Co. (1)	45,770	2,077,958
Western Digital Corp. (1)	19,900	1,669,610
Xerox Corp. (1)	22,400	272,608
Yahoo!, Inc. (1)†	42,800	1,730,832

		130,424,784

TOTAL COMMON STOCKS (cost $172,169,981)		238,678,290

PREFERRED STOCKS - 0.8%

Germany - 0.8%
Henkel AG & Co. KGaA	8,005	930,458
Porsche Automobil Holding SE	12,395	1,293,934

TOTAL PREFERRED STOCKS (cost $1,496,717)		2,224,392

MONEY MARKET FUNDS - 7.6%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.035% (c)(d)	220,001	220,001
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (c)(d)	19,867,889	19,867,889

TOTAL MONEY MARKET FUNDS (cost $20,087,890)		20,087,890

TOTAL INVESTMENTS - 98.5% (cost $193,754,588)		260,990,572

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5% (e)		3,985,537

NET ASSETS - 100.0%		$264,976,109

†	Non income-producing security.
(a)	Security fair valued at $0 as of December 31, 2013 using procedures approved by the Board of Trustees.
(b)	Represents less than 0.05 percent of net assets.
(c)	Represents annualized seven-day yield as of December 31, 2013.
(d)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$28,548,248	10.8%
Consumer Staples	24,474,561	9.2
Energy	16,673,353	6.3
Financials	51,398,235	19.4
Health Care	34,597,196	13.1
Industrials	26,591,990	10.0
Information Technology	35,373,266	13.3
Materials	10,273,258	3.9
Telecommunication Services	8,321,074	3.1
Utilities	4,651,501	1.8
Money Market Funds	20,087,890	7.6

Total Investments	260,990,572	98.5
Other Assets in Excess of Liabilities (e)	3,985,537	1.5

Net Assets	$264,976,109	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR GLOBAL EQUITY FUND

Total return swap contract outstanding as of December 31, 2013:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Swiss Market Index Futures	3/21/2014	CHF	(4,045,013)	$(193,324)

Money Market Fund is pledged as collateral to Goldman Sachs for total return swap contract in the amount of $130,000 at December 31, 2013.

Open futures contracts outstanding at December 31, 2013:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
29	Barclays Capital	CAC40 Index Futures	January 17, 2014	$1,631,502	$1,714,899	$83,397
19	Barclays Capital	DAX Index Futures	March 21, 2014	5,985,795	6,276,786	290,991
83	Barclays Capital	FTSE 100 Index Futures	March 21, 2014	8,857,019	9,205,302	348,283
46	Barclays Capital	Hang Seng Index Futures	January 29, 2014	6,795,290	6,920,792	125,502
21	Barclays Capital	IBEX 35 Index Futures	January 17, 2014	2,693,421	2,851,240	157,819
3	Barclays Capital	MSCI Singapore Index Futures	January 29, 2014	169,452	173,636	4,184
46	Barclays Capital	S&P 500 E-Mini Futures	March 21, 2014	4,074,861	4,234,530	159,669
118	Barclays Capital	TOPIX Index Futures	March 13, 2014	14,063,277	14,594,531	531,254

				44,270,617	45,971,716	1,701,099

Short Contracts:
18	Barclays Capital	Amsterdam Index Futures	January 17, 2014	(1,886,773)	(1,992,646)	(105,873)
16	Barclays Capital	FTSE/MIB Index Futures	March 21, 2014	(2,001,474)	(2,093,815)	(92,341)
194	Barclays Capital	OMXS30 Index Futures	January 17, 2014	(3,828,678)	(4,026,680)	(198,002)
50	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	March 20, 2014	(7,064,338)	(7,351,377)	(287,039)
36	Barclays Capital	SPI 200 Index Futures	March 20, 2014	(4,078,166)	(4,273,598)	(195,432)

				(18,859,429)	(19,738,116)	(878,687)

				$25,411,188	$26,233,600	$822,412

Cash held as collateral with Barclays Capital for futures contracts was $2,623,027 at December 31, 2013.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR GLOBAL EQUITY FUND

Forward foreign currency exchange contracts outstanding as of December 31, 2013:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT DECEMBER 31, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 03/19/14	The Royal Bank of Scotland	AUD	382,000	$346,606	$339,420	$(7,186)
Canadian Dollar, Expiring 03/19/14	Credit Suisse International	CAD	3,601,500	3,387,791	3,384,233	(3,558)
Canadian Dollar, Expiring 03/19/14	The Royal Bank of Scotland	CAD	4,125,500	3,878,777	3,876,622	(2,155)
Swiss Franc, Expiring 03/19/14	Credit Suisse International	CHF	1,828,000	2,021,588	2,050,477	28,889
Swiss Franc, Expiring 03/19/14	The Royal Bank of Scotland	CHF	3,203,000	3,543,745	3,592,821	49,076
Danish Krone, Expiring 03/19/14	Credit Suisse International	DKK	3,466,500	639,010	639,624	614
Danish Krone, Expiring 03/19/14	The Royal Bank of Scotland	DKK	3,466,500	639,007	639,624	617
Euro, Expiring 03/19/14	Credit Suisse International	EUR	13,567,500	18,610,695	18,664,403	53,708
Euro, Expiring 03/19/14	The Royal Bank of Scotland	EUR	13,568,500	18,612,140	18,665,778	53,638
British Pound, Expiring 03/19/14	Credit Suisse International	GBP	997,500	1,630,570	1,650,937	20,367
British Pound, Expiring 03/19/14	The Royal Bank of Scotland	GBP	2,531,500	4,144,990	4,189,822	44,832
Hong Kong Dollar, Expiring 03/19/14	Credit Suisse International	HKD	463,000	59,730	59,714	(16)
Hong Kong Dollar, Expiring 03/19/14	The Royal Bank of Scotland	HKD	2,245,000	289,640	289,541	(99)
Israeli Shekel, Expiring 03/19/14	Credit Suisse International	ILS	858,000	244,522	246,821	2,299
Israeli Shekel, Expiring 03/19/14	The Royal Bank of Scotland	ILS	857,999	244,520	246,821	2,301
Japanese Yen, Expiring 03/19/14	Credit Suisse International	JPY	949,468,500	9,254,955	9,019,360	(235,595)
Japanese Yen, Expiring 03/19/14	The Royal Bank of Scotland	JPY	1,062,679,500	10,361,589	10,094,794	(266,795)
Norwegian Krone, Expiring 03/19/14	Credit Suisse International	NOK	27,058,501	4,399,819	4,448,781	48,962
Norwegian Krone, Expiring 03/19/14	The Royal Bank of Scotland	NOK	27,058,500	4,399,843	4,448,781	48,938
New Zealand Dollar, Expiring 03/19/14	Credit Suisse International	NZD	5,258,001	4,303,998	4,300,598	(3,400)
New Zealand Dollar, Expiring 03/19/14	The Royal Bank of Scotland	NZD	5,258,000	4,303,974	4,300,597	(3,377)
Swedish Krona, Expiring 03/19/14	The Royal Bank of Scotland	SEK	4,595,000	704,067	713,497	9,430
Singapore Dollar, Expiring 03/19/14	Credit Suisse International	SGD	69,500	55,619	55,075	(544)
Singapore Dollar, Expiring 03/19/14	The Royal Bank of Scotland	SGD	155,500	124,307	123,226	(1,081)

				$96,201,502	$96,041,367	$(160,135)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR GLOBAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT DECEMBER 31, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 03/19/14	Credit Suisse International	AUD	(5,095,500)	$(4,582,434)	$(4,527,530)	$54,904
Australian Dollar, Expiring 03/19/14	The Royal Bank of Scotland	AUD	(5,095,500)	(4,582,390)	(4,527,530)	54,860
Canadian Dollar, Expiring 03/19/14	Credit Suisse International	CAD	(17,533,501)	(16,420,870)	(16,475,760)	(54,890)
Canadian Dollar, Expiring 03/19/14	The Royal Bank of Scotland	CAD	(17,534,501)	(16,421,838)	(16,476,699)	(54,861)
Danish Krone, Expiring 03/19/14	Credit Suisse International	DKK	(59,500)	(10,985)	(10,979)	6
Danish Krone, Expiring 03/19/14	The Royal Bank of Scotland	DKK	(911,500)	(166,441)	(168,186)	(1,745)
Euro, Expiring 03/19/14	Credit Suisse International	EUR	(1,314,000)	(1,794,675)	(1,807,630)	(12,955)
Euro, Expiring 03/19/14	The Royal Bank of Scotland	EUR	(1,686,000)	(2,300,176)	(2,319,380)	(19,204)
British Pound, Expiring 03/19/14	Credit Suisse International	GBP	(6,405,502)	(10,457,324)	(10,601,586)	(144,262)
British Pound, Expiring 03/19/14	The Royal Bank of Scotland	GBP	(6,405,501)	(10,457,118)	(10,601,585)	(144,467)
Hong Kong Dollar, Expiring 03/19/14	The Royal Bank of Scotland	HKD	(609,000)	(78,565)	(78,544)	21
Israeli Shekel, Expiring 03/19/14	Credit Suisse International	ILS	(10,500)	(2,997)	(3,021)	(24)
Israeli Shekel, Expiring 03/19/14	The Royal Bank of Scotland	ILS	(10,500)	(2,996)	(3,021)	(25)
Japanese Yen, Expiring 03/19/14	Credit Suisse International	JPY	(192,114,000)	(1,865,325)	(1,824,964)	40,361
Japanese Yen, Expiring 03/19/14	The Royal Bank of Scotland	JPY	(192,114,000)	(1,865,297)	(1,824,963)	40,334
Norwegian Krone, Expiring 03/19/14	Credit Suisse International	NOK	(2,773,000)	(449,910)	(455,918)	(6,008)
Norwegian Krone, Expiring 03/19/14	The Royal Bank of Scotland	NOK	(2,773,000)	(449,920)	(455,918)	(5,998)
New Zealand Dollar, Expiring 03/19/14	Credit Suisse International	NZD	(653,000)	(535,046)	(534,099)	947
New Zealand Dollar, Expiring 03/19/14	The Royal Bank of Scotland	NZD	(653,000)	(535,042)	(534,098)	944
Swedish Krona, Expiring 03/19/14	Credit Suisse International	SEK	(41,453,001)	(6,327,256)	(6,436,692)	(109,436)
Swedish Krona, Expiring 03/19/14	The Royal Bank of Scotland	SEK	(41,453,000)	(6,327,282)	(6,436,692)	(109,410)
Singapore Dollar, Expiring 03/19/14	Credit Suisse International	SGD	(20,500)	(16,207)	(16,245)	(38)
Singapore Dollar, Expiring 03/19/14	The Royal Bank of Scotland	SGD	(20,500)	(16,207)	(16,245)	(38)

				(85,666,301)	(86,137,285)	(470,984)

				$10,535,201	$9,904,082	$(631,119)

Money Market Fund is pledged as collateral to The Royal Bank of Scotland and Credit Suisse International for forward foreign currency exchange contracts in the amounts of $240,092 and $220,001, respectively, at December 31, 2013.

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR GLOBAL EQUITY FUND

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2013 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

COMMON STOCKS - 89.7%	SHARES	VALUE (Note 2)
Australia - 6.9%
AMP Ltd.	393,368	$1,546,105
Asciano Ltd.	342,599	1,766,254
ASX Ltd.	10,285	338,223
Aurizon Holdings Ltd.	123,527	539,509
Australia & New Zealand Banking Group Ltd.	148,683	4,292,214
Bendigo and Adelaide Bank Ltd.	121,714	1,279,475
BHP Billiton Ltd.	146,779	5,004,128
CFS Retail Property Trust Group REIT	134,550	234,209
Commonwealth Bank of Australia	83,004	5,783,479
Computershare Ltd.	15,439	157,330
CSL Ltd.	8,632	532,136
Dexus Property Group REIT	283,799	255,244
Downer EDI Ltd.	182,678	796,065
Echo Entertainment Group Ltd.	326,858	720,000
Federation Centres Ltd. REIT	83,291	174,596
Flight Centre Travel Group Ltd.	22,038	938,573
Goodman Group REIT	110,663	468,853
GPT Group REIT	113,631	345,569
GPT Group REIT (3)†(a)	143,427	—
Incitec Pivot Ltd.	678,164	1,626,871
Macquarie Group Ltd.	43,613	2,140,644
Mirvac Group REIT	214,560	322,637
National Australia Bank Ltd.	161,119	5,028,853
Newcrest Mining Ltd.	41,734	293,068
Orica Ltd.	12,555	268,473
Qantas Airways Ltd. †	644,967	632,658
Rio Tinto Ltd.	47,502	2,907,464
Sonic Healthcare Ltd.	104,298	1,547,832
Stockland REIT	127,919	413,577
Suncorp Group Ltd.	100,385	1,178,305
Sydney Airport	46,210	157,051
Tatts Group Ltd.	368,052	1,020,403
Telecom Corp of New Zealand Ltd.	125,302	245,540
Telstra Corp. Ltd.	820,684	3,851,968
Toll Holdings Ltd.	115,175	585,797
Wesfarmers Ltd.	36,222	1,426,167
Westfield Group REIT	128,208	1,157,375
Westfield Retail Trust REIT	194,481	516,666
Westpac Banking Corp.	116,533	3,378,138
Woodside Petroleum Ltd.	58,413	2,034,438
Woolworths Ltd.	99,879	3,024,472

		58,930,359

Belgium - 0.9%
Ageas	55,626	2,372,091
Colruyt SA	14,067	785,971
Delhaize Group SA	74,001	4,402,470
Groupe Bruxelles Lambert SA	2,641	242,605

		7,803,137

China - 0.0%(b)
FIH Mobile Ltd. †	406	219

Denmark - 0.5%
Coloplast A/S, Class B	30,336	2,011,143
DSV A/S	8,088	265,549
TDC A/S	162,473	1,576,739
Tryg A/S	4,860	469,961

		4,323,392

Finland - 1.2%
Metso OYJ	28,959	1,238,345
Orion OYJ, Class B	34,844	979,362
Sampo, A Shares	116,487	5,725,645

	SHARES	VALUE (Note 2)
Finland - 1.2% (continued)
Wartsila OYJ	47,964	$2,364,678

		10,308,030

France - 9.4%
Aeroports de Paris	3,330	378,122
AXA SA	106,753	2,972,818
Christian Dior SA	9,854	1,865,176
Cie Generale des Etablissements Michelin	82,937	8,824,560
CNP Assurances	48,303	990,508
Danone SA	128,557	9,274,350
Dassault Systemes SA	8,002	993,620
Electricite de France SA	227,913	8,062,913
European Aeronautic Defence and Space Co. NV	126,706	9,727,249
Kering	18,624	3,936,752
Klepierre REIT	3,675	170,345
Lagardere SCA	64,348	2,392,048
Natixis	200,589	1,180,112
Renault SA	37,493	3,017,303
Safran SA	33,233	2,310,640
Sanofi	95,921	10,243,877
Societe BIC SA	16,433	2,013,931
Societe Generale SA	42,309	2,460,290
Suez Environnement Co.	22,383	401,396
Thales SA	42,998	2,770,945
Total SA	59,037	3,623,660
Unibail-Rodamco SE REIT	8,408	2,154,629

		79,765,244

Germany - 8.1%
Adidas AG	70,089	8,937,604
BASF SE	23,643	2,523,511
Bayer AG	60,417	8,483,191
Celesio AG	30,614	970,676
Continental AG	40,268	8,846,456
Deutsche Boerse AG	12,335	1,022,251
Deutsche Lufthansa AG †	356,469	7,555,918
Deutsche Post AG	165,919	6,060,193
Deutsche Telekom AG	97,869	1,686,302
HeidelbergCement AG	17,513	1,329,854
Merck KGaA	55,080	9,882,893
Muenchener Rueckversicherungs AG	34,561	7,623,121
ProSiebenSat.1 Media AG	27,606	1,370,801
United Internet AG	66,908	2,852,292

		69,145,063

Hong Kong - 2.7%
AIA Group Ltd.	672,000	3,382,504
ASM Pacific Technology Ltd.	14,204	118,970
BOC Hong Kong Holdings Ltd.	1,553	4,988
Cathay Pacific Airways Ltd.	108,000	228,837
Cheung Kong Holdings Ltd.	83,278	1,317,523
Cheung Kong Infrastructure Holdings Ltd.	37,827	239,110
CLP Holdings Ltd.	9	71
First Pacific Co., Ltd.	144,000	164,188
Galaxy Entertainment Group Ltd. †	214,000	1,926,698
Hang Lung Group Ltd.	276	1,396
Hang Seng Bank Ltd.	66,935	1,087,129
Henderson Land Development Co., Ltd.	900	5,145
HKT Trust/HKT Ltd.	694	687
Hong Kong & China Gas Co., Ltd.	133,260	305,963
Hong Kong Exchanges and Clearing Ltd.	66,154	1,105,786

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 2)
Hong Kong - 2.7% (continued)
Hopewell Holdings Ltd.	34,500	$116,983
Hutchison Whampoa Ltd.	61,832	842,508
Hysan Development Co., Ltd.	212,000	915,150
Li & Fung Ltd.	15,336	19,823
Link REIT/The REIT	139,382	676,011
MGM China Holdings Ltd.	340,800	1,458,580
Mongolia Energy Corp. Ltd. †	406	13
MTR Corp. Ltd.	134,500	509,784
New World Development Co., Ltd.	221,896	280,977
NWS Holdings Ltd.	86,000	131,265
PCCW Ltd.	131,000	58,675
Power Assets Holdings Ltd.	91,000	724,402
Sands China Ltd.	53,600	439,270
Shanghai Industrial Urban Development Group Ltd. †	8	2
Sino Land Co., Ltd.	630,000	863,976
SJM Holdings Ltd.	395,000	1,327,780
Sun Hung Kai Properties Ltd.	49,046	623,343
Swire Pacific Ltd., Class A	41,030	482,088
Swire Properties Ltd.	71	180
Television Broadcasts Ltd.	3	20
Wharf Holdings Ltd.	185,243	1,418,989
Wheelock & Co., Ltd.	236,621	1,090,084
Wynn Macau Ltd.	133,200	605,479
Yue Yuen Industrial Holdings Ltd.	78,109	261,175

		22,735,552

Italy - 1.9%
Prysmian SpA	275,045	7,081,604
UniCredit SpA	479,686	3,538,476
Unione di Banche Italiane SCPA	866,539	5,874,518

		16,494,598

Japan - 19.1%
Alfresa Holdings Corp.	14,500	719,703
Asahi Glass Co., Ltd.	413	2,572
Asahi Kasei Corp.	134,000	1,051,071
Astellas Pharma, Inc.	41,300	2,448,547
Azbil Corp.	37	862
Bank of Yokohama Ltd./The	73,000	407,284
Bridgestone Corp.	39,500	1,496,533
Brother Industries Ltd.	98,500	1,347,332
Canon, Inc.	3,715	118,540
Casio Computer Co., Ltd.	46,100	564,904
Central Japan Railway Co.	28,500	3,358,785
Chubu Electric Power Co., Inc.	15,697	202,928
Chugai Pharmaceutical Co., Ltd.	72,900	1,613,647
Credit Saison Co., Ltd.	12	316
Daicel Corp.	193,000	1,572,915
Daihatsu Motor Co., Ltd.	25,000	424,069
Daiichi Sankyo Co., Ltd.	21,200	387,641
Daito Trust Construction Co., Ltd.	5,187	484,922
Daiwa House Industry Co., Ltd.	17,295	335,094
Daiwa Securities Group, Inc.	87,000	871,353
Denki Kagaku Kogyo KK	135,000	557,993
Denso Corp.	26,600	1,405,243
East Japan Railway Co.	50,313	4,007,824
Fuji Electric Co., Ltd.	581,000	2,722,234
Fuji Heavy Industries Ltd.	130,721	3,756,786
FUJIFILM Holdings Corp.	29,643	841,418
Fukuoka Financial Group, Inc.	125,046	548,883
GungHo Online Entertainment, Inc. †	220,700	1,589,691
Hakuhodo DY Holdings, Inc.	23,200	179,863
Hino Motors Ltd.	177,000	2,788,236
Honda Motor Co., Ltd.	33,697	1,390,915
Hulic Co., Ltd.	16,200	239,748

	SHARES	VALUE (Note 2)
Japan - 19.1% (continued)
ITOCHU Corp.	38,144	$471,560
J Front Retailing Co., Ltd.	194,000	1,471,737
Japan Airlines Co., Ltd.	48,500	2,392,567
Japan Real Estate Investment Corp. REIT	84	449,406
Japan Retail Fund Investment Corp. REIT	149	303,169
Japan Steel Works Ltd./The	171,000	958,203
Japan Tobacco, Inc.	115,600	3,761,481
JFE Holdings, Inc.	42,000	1,000,862
JGC Corp.	74,000	2,904,043
JTEKT Corp.	70	1,194
JX Holdings, Inc.	95	489
Kajima Corp.	284,000	1,068,126
Kaneka Corp.	625	4,104
Kansai Electric Power Co., Inc./The †	209,932	2,416,175
Kao Corp.	85	2,676
Keisei Electric Railway Co., Ltd.	100,000	920,136
Kinden Corp.	32,564	340,934
Kirin Holdings Co., Ltd.	23,000	331,234
Koito Manufacturing Co., Ltd.	133,000	2,541,314
Komatsu Ltd.	38	780
Konica Minolta, Inc.	303,000	3,027,968
Marubeni Corp.	56,974	410,160
Mazda Motor Corp. †	258,000	1,336,973
Medipal Holdings Corp.	111,500	1,471,963
Miraca Holdings, Inc.	6	283
Mitsubishi Electric Corp.	63,000	792,191
Mitsubishi Estate Co., Ltd.	77,020	2,304,904
Mitsubishi Tanabe Pharma Corp.	30,900	430,962
Mitsubishi UFJ Financial Group, Inc.	960,491	6,377,081
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,700	16,599
Mitsui & Co., Ltd.	7,943	110,734
Mitsui Fudosan Co., Ltd.	59,205	2,135,564
Mitsumi Electric Co., Ltd. †	89	744
Mizuho Financial Group, Inc.	1,668,210	3,621,737
MS&AD Insurance Group Holdings	117,500	3,158,280
Namco Bandai Holdings, Inc.	116,600	2,588,810
NEC Corp.	721,000	1,627,445
Nippon Building Fund, Inc. REIT	84	488,058
Nippon Steel & Sumitomo Metal Corp.	405	1,358
Nippon Telegraph & Telephone Corp.	19,019	1,024,371
Nippon Yusen KK	225,000	719,421
Nishi-Nippon City Bank Ltd./The	737	1,985
Nisshin Seifun Group, Inc.	92	952
Nitto Denko Corp.	83	3,510
NKSJ Holdings, Inc.	24,300	676,357
Nomura Holdings, Inc.	191,200	1,477,558
Nomura Real Estate Holdings, Inc.	8,000	180,263
NTT DOCOMO, Inc.	110,800	1,824,464
Omron Corp.	65,900	2,912,338
ORIX Corp.	76,990	1,352,858
Osaka Gas Co., Ltd.	389,802	1,530,995
Otsuka Holdings Co., Ltd.	23,600	681,425
Panasonic Corp.	50,500	588,689
Rengo Co., Ltd.	299	1,800
Resona Holdings, Inc.	591,200	3,016,579
Sankyo Co., Ltd.	8,600	396,642
Sega Sammy Holdings, Inc.	26,100	665,163
Seino Holdings Co., Ltd.	837	8,808
Sekisui Chemical Co., Ltd.	144,000	1,767,098
Sekisui House Ltd.	32,000	447,783
Seven & I Holdings Co., Ltd.	54,239	2,159,603
Sharp Corp. †	245	780
Shimamura Co., Ltd.	10,400	974,861

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 2)
Japan - 19.1% (continued)
Shinsei Bank Ltd.	823,000	$2,014,626
Shionogi & Co., Ltd.	124,900	2,711,539
SoftBank Corp.	70,700	6,203,979
Sojitz Corp.	62	110
Sony Corp.	42,071	725,233
Sumitomo Heavy Industries Ltd.	161,000	741,866
Sumitomo Metal Mining Co., Ltd.	25,000	327,582
Sumitomo Mitsui Financial Group, Inc.	130,836	6,803,915
Sumitomo Mitsui Trust Holdings, Inc.	157,341	832,525
Sumitomo Realty & Development Co., Ltd.	24,261	1,208,864
Suzuken Co., Ltd.	36,300	1,175,865
Suzuki Motor Corp.	34,700	935,048
T&D Holdings, Inc.	112,300	1,571,817
Taisei Corp.	265,000	1,205,991
Takashimaya Co., Ltd.	271,000	2,703,952
Takeda Pharmaceutical Co., Ltd.	81	3,715
Toho Co., Ltd.	31,000	681,991
Tokai Rika Co., Ltd.	99	1,971
Tokio Marine Holdings, Inc.	32,500	1,087,765
Tokyo Electric Power Co., Inc †	152,673	752,233
Tokyo Electron Ltd.	10,100	556,538
Tokyo Gas Co., Ltd.	252,071	1,242,384
Tokyu Corp.	158,000	1,023,699
Tokyu Fudosan Holdings Corp. †	26,483	248,962
TOTO Ltd.	137,000	2,172,976
Toyo Seikan Group Holdings Ltd.	28,400	611,401
Toyo Suisan Kaisha Ltd.	11,000	330,449
Toyota Boshoku Corp.	81,400	1,017,768
Toyota Motor Corp.	125,678	7,663,227
USS Co., Ltd.	37,540	514,917
West Japan Railway Co.	48,900	2,118,762
Yahoo Japan Corp.	440,400	2,455,847
Yamaha Corp.	4,900	77,902

		162,819,578

Netherlands - 3.3%
Akzo Nobel NV	23,534	1,824,967
ING Groep NV CVA †	247,726	3,460,370
Koninklijke Ahold NV	460,028	8,267,229
Koninklijke Philips NV	322,136	11,861,435
Randstad Holding NV	12,497	810,970
Reed Elsevier NV	64,505	1,370,975
Wolters Kluwer NV	2,961	84,549

		27,680,495

Singapore - 1.3%
Ascendas Real Estate Investment
Trust REIT	123,637	216,382
CapitaCommercial Trust REIT	120,000	138,197
CapitaMall Trust REIT	145,994	220,937
CapitaMalls Asia Ltd.	142,000	221,322
ComfortDelGro Corp. Ltd.	507,000	810,689
DBS Group Holdings Ltd.	162,128	2,203,282
Global Logistic Properties Ltd.	168,000	385,381
Jardine Cycle & Carriage Ltd.	66	1,886
Keppel Corp. Ltd.	95,728	850,319
Keppel Land Ltd.	51,000	135,375
Keppel REIT	803	755
Noble Group Ltd.	27,000	22,994
Olam International Ltd.	69,000	84,169
Oversea-Chinese Banking Corp. Ltd.	120,479	976,511
Sembcorp Industries Ltd.	60,017	261,835
Singapore Airlines Ltd.	44,000	363,427
Singapore Exchange Ltd.	52,472	302,584

	SHARES	VALUE (Note 2)
Singapore - 1.3% (continued)
Singapore Technologies Engineering Ltd.	93,265	$293,533
Singapore Telecommunications Ltd.	481,524	1,400,328
StarHub Ltd.	988	3,368
United Overseas Bank Ltd.	75,097	1,268,167
UOL Group Ltd.	28,000	137,814
Wilmar International Ltd.	127,000	344,968
Yangzijiang Shipbuilding Holdings Ltd.	705,319	663,826

		11,308,049

Spain - 3.3%
ACS Actividades de Construccion y Servicios SA	68,870	2,374,050
Banco Bilbao Vizcaya Argentaria SA	335,937	4,155,724
Banco Santander SA	652,898	5,871,186
Gas Natural SDG SA	403,336	10,381,601
Iberdrola SA	621,077	3,963,566
Telefonica SA	92,017	1,504,549

		28,250,676

Sweden - 3.8%
Electrolux AB, Series B	139,061	3,634,022
Investor AB, B Shares	19,364	667,353
Nordea Bank AB	327,101	4,410,237
Skandinaviska Enskilda Banken AB, Class A	111,738	1,476,201
SKF AB, B Shares	131,814	3,456,874
Svenska Cellulosa AB SCA, Class B	344,916	10,626,125
Swedish Match AB	167,104	5,372,577
Telefonaktiebolaget LM Ericsson, B
Shares	134,333	1,640,138
TeliaSonera AB	90,089	751,379

		32,034,906

Switzerland - 7.9%
Actelion Ltd. †	45,975	3,899,636
Adecco SA †	11,662	925,808
Aryzta AG †	7,955	611,254
Baloise Holding AG	12,816	1,634,221
Credit Suisse Group AG †	78,744	2,430,306
EMS-Chemie Holding AG	2,081	742,030
Givaudan SA †	4,853	6,942,533
Nestle SA	56,585	4,147,118
Novartis AG	189,305	15,172,678
Roche Holding AG	71,287	19,969,362
Sika AG	553	1,970,586
STMicroelectronics NV	111,049	891,466
Sulzer AG	19,840	3,205,772
Swiss Life Holding AG †	6,516	1,354,675
Swiss Re AG †	13,772	1,269,619
Wolseley PLC	35,404	2,012,831

		67,179,895

United Kingdom - 19.4%
3i Group PLC	492,407	3,146,451
Antofagasta PLC	119,972	1,644,755
ARM Holdings PLC	621,489	11,300,462
Associated British Foods PLC	146,586	5,944,896
AstraZeneca PLC	15,504	919,805
Babcock International Group PLC	48,590	1,091,819
BAE Systems PLC	442,521	3,192,698
Barclays PLC	217,797	984,853
BHP Billiton PLC	124,552	3,864,839
BP PLC	947,404	7,677,871
British Land Co. PLC REIT	91,783	956,883
British Sky Broadcasting Group PLC	210,761	2,948,367

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 2)
United Kingdom - 19.4% (continued)
BT Group PLC	1,511,481	$9,531,309
Centrica PLC	198,410	1,144,156
easyJet PLC	193,274	4,925,978
GKN PLC	159,668	989,419
GlaxoSmithKline PLC	156,645	4,185,161
Hammerson PLC REIT	28,872	240,365
HSBC Holdings PLC	798,934	8,767,625
IMI PLC	77,741	1,968,710
Invensys PLC	143,902	1,216,352
Investec PLC	139,590	1,013,811
ITV PLC	1,842,919	5,930,781
Kingfisher PLC	311,249	1,987,027
Land Securities Group PLC REIT	51,528	823,135
Legal & General Group PLC	853,654	3,155,498
Lloyds Banking Group PLC †	3,396,161	4,456,402
Marks & Spencer Group PLC	275,745	1,980,094
Next PLC	57,753	5,220,385
Persimmon PLC †	157,096	3,229,769
Randgold Resources Ltd.	3,761	236,502
Reckitt Benckiser Group PLC	45,801	3,638,243
Reed Elsevier PLC	49,673	740,804
Resolution Ltd.	385,283	2,261,523
Rio Tinto PLC	74,884	4,231,670
Royal Dutch Shell PLC, A Shares	224,457	8,044,153
Royal Dutch Shell PLC, B Shares	114,217	4,308,287
RSA Insurance Group PLC	1,325,063	2,006,545
Schroders PLC	45,876	1,978,598
Serco Group PLC	81,275	672,517
Shire PLC	33,973	1,601,053
Smith & Nephew PLC	245,173	3,501,730
Smiths Group PLC	96,439	2,368,119
Tate & Lyle PLC	98,319	1,318,890
Travis Perkins PLC	82,419	2,560,266
TUI Travel PLC	624,394	4,279,855
Tullow Oil PLC	33,537	475,977
Unilever PLC	76,998	3,168,145
Vedanta Resources PLC	38,196	592,930
Vodafone Group PLC	2,871,675	11,306,340
William Hill PLC	185,249	1,234,932

		164,966,755

TOTAL COMMON STOCKS (cost $606,116,350)		763,745,948

PREFERRED STOCKS - 1.8%

Germany - 1.8%
Henkel AG & Co. KGaA	50,844	5,909,833
Porsche Automobil Holding SE	86,428	9,022,352

TOTAL PREFERRED STOCKS (cost $10,910,099)		14,932,185

MONEY MARKET FUNDS - 6.6%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (c)(d) (cost $56,149,719)	56,149,719	56,149,719

TOTAL INVESTMENTS - 98.1% (cost $673,176,168)		834,827,852

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9% (e)		16,432,418

NET ASSETS - 100.0%		$851,260,270

†	Non income-producing security.
(a)	Security fair valued at $0 as of December 31, 2013 using procedures approved by the Board of Trustees.
(b)	Represents less than 0.05 percent of net assets.
(c)	Represents annualized seven-day yield as of December 31, 2013.
(d)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$126,883,892	14.9%
Consumer Staples	74,933,270	8.8
Energy	26,164,887	3.1
Financials	184,015,749	21.7
Health Care	95,545,825	11.2
Industrials	125,226,624	14.7
Information Technology	32,433,218	3.8
Materials	41,136,777	4.8
Telecommunication Services	40,969,996	4.8
Utilities	31,367,895	3.7
Money Market Funds	56,149,719	6.6

Total Investments	834,827,852	98.1
Other Assets in Excess of Liabilities (e)	16,432,418	1.9

Net Assets	$851,260,270	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Total return swap contract outstanding as of December 31, 2013:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Swiss Market Index Futures	3/21/2014	CHF	(23,258,821)	$(1,111,615)

Money Market Fund is pledged as collateral to Goldman Sachs for total return swap contracts in the amount of $6,450,000 at December 31, 2013.

Open futures contracts outstanding at December 31, 2013:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
212	Barclays Capital	CAC40 Index Futures	January 17, 2014	$11,926,658	$12,536,507	$609,849
78	Barclays Capital	DAX Index Futures	March 21, 2014	24,572,609	25,767,859	1,195,250
267	Barclays Capital	FTSE 100 Index Futures	March 21, 2014	28,491,944	29,612,236	1,120,292
141	Barclays Capital	Hang Seng Index Futures	January 29, 2014	20,829,880	21,213,733	383,853
64	Barclays Capital	IBEX 35 Index Futures	January 17, 2014	8,202,695	8,689,493	486,798
		MSCI Singapore Index
26	Barclays Capital	Futures	January 29, 2014	1,468,846	1,504,846	36,000
648	Barclays Capital	TOPIX Index Futures	March 13, 2014	77,118,572	80,146,235	3,027,663

				172,611,204	179,470,909	6,859,705

Short Contracts:
68	Barclays Capital	Amsterdam Index Futures	January 17, 2014	(7,129,051)	(7,527,776)	(398,725)
61	Barclays Capital	FTSE/MIB Index Futures	March 21, 2014	(7,631,727)	(7,982,671)	(350,944)
1,442	Barclays Capital	OMXS30 Index Futures	January 17, 2014	(28,458,573)	(29,930,269)	(1,471,696)
343	Barclays Capital	SPI 200 Index Futures	March 20, 2014	(38,855,971)	(40,717,892)	(1,861,921)

				(82,075,322)	(86,158,608)	(4,083,286)

				$90,535,882	$93,312,301	$2,776,419

Cash held as collateral with Barclays Capital for futures contracts was $11,479,323 at December 31, 2013.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Forward foreign currency exchange contracts outstanding as of December 31, 2013:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT DECEMBER 31, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 03/19/14	Credit Suisse International	CHF	2,132,000	$2,407,678	$2,391,475	$(16,203)
Swiss Franc, Expiring 03/19/14	The Royal Bank of Scotland	CHF	2,132,000	2,407,741	2,391,475	(16,266)
Danish Krone, Expiring 03/19/14	Credit Suisse International	DKK	15,689,500	2,893,105	2,894,958	1,853
Danish Krone, Expiring 03/19/14	The Royal Bank of Scotland	DKK	15,689,500	2,893,097	2,894,958	1,861
Euro, Expiring 03/19/14	Credit Suisse International	EUR	61,585,700	84,483,991	84,721,600	237,609
Euro, Expiring 03/19/14	The Royal Bank of Scotland	EUR	61,585,700	84,484,315	84,721,600	237,285
British Pound, Expiring 03/19/14	Credit Suisse International	GBP	4,259,650	6,966,213	7,050,040	83,827
British Pound, Expiring 03/19/14	The Royal Bank of Scotland	GBP	4,259,650	6,966,265	7,050,040	83,775
Hong Kong Dollar, Expiring 03/19/14	Credit Suisse International	HKD	9,544,500	1,231,313	1,230,969	(344)
Hong Kong Dollar, Expiring 03/19/14	The Royal Bank of Scotland	HKD	12,848,500	1,657,518	1,657,091	(427)
Israeli Shekel, Expiring 03/19/14	Credit Suisse International	ILS	6,796,500	1,936,905	1,955,149	18,244
Israeli Shekel, Expiring 03/19/14	The Royal Bank of Scotland	ILS	6,796,500	1,936,901	1,955,149	18,248
Japanese Yen, Expiring 03/19/14	Credit Suisse International	JPY	3,064,042,400	29,871,308	29,106,497	(764,811)
Japanese Yen, Expiring 03/19/14	The Royal Bank of Scotland	JPY	3,064,042,400	29,871,758	29,106,497	(765,261)
Norwegian Krone, Expiring 03/19/14	Credit Suisse International	NOK	31,001,500	5,043,450	5,097,063	53,613
Norwegian Krone, Expiring 03/19/14	The Royal Bank of Scotland	NOK	31,001,499	5,043,469	5,097,063	53,594
New Zealand Dollar, Expiring 03/19/14	Credit Suisse International	NZD	13,776,001	11,255,069	11,267,598	12,529
New Zealand Dollar, Expiring 03/19/14	The Royal Bank of Scotland	NZD	13,776,000	11,255,090	11,267,597	12,507
Swedish Krona, Expiring 03/19/14	Credit Suisse International	SEK	3,206,500	489,320	497,895	8,575
Swedish Krona, Expiring 03/19/14	The Royal Bank of Scotland	SEK	3,206,500	489,340	497,895	8,555
Singapore Dollar, Expiring 03/19/14	Credit Suisse International	SGD	1,004,650	803,786	796,135	(7,651)
Singapore Dollar, Expiring 03/19/14	The Royal Bank of Scotland	SGD	1,004,650	803,802	796,135	(7,667)

				$295,191,434	$294,444,879	$(746,555)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT DECEMBER 31, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 03/19/14	Credit Suisse International	AUD	(30,654,950)	$(27,668,404)	$(27,237,996)	$430,408
Australian Dollar, Expiring 03/19/14	The Royal Bank of Scotland	AUD	(30,654,950)	(27,668,217)	(27,237,996)	430,221
Swiss Franc, Expiring 03/19/14	Credit Suisse International	CHF	(4,364,900)	(4,836,052)	(4,896,130)	(60,078)
Swiss Franc, Expiring 03/19/14	The Royal Bank of Scotland	CHF	(4,364,900)	(4,836,052)	(4,896,130)	(60,078)
Danish Krone, Expiring 03/19/14	Credit Suisse International	DKK	(413,000)	(76,239)	(76,205)	34
Danish Krone, Expiring 03/19/14	The Royal Bank of Scotland	DKK	(413,000)	(76,239)	(76,205)	34
Euro, Expiring 03/19/14	Credit Suisse International	EUR	(5,047,500)	(6,889,924)	(6,943,694)	(53,770)
Euro, Expiring 03/19/14	The Royal Bank of Scotland	EUR	(5,047,500)	(6,889,763)	(6,943,695)	(53,932)
British Pound, Expiring 03/19/14	Credit Suisse International	GBP	(30,258,000)	(49,456,664)	(50,079,260)	(622,596)
British Pound, Expiring 03/19/14	The Royal Bank of Scotland	GBP	(30,258,000)	(49,455,762)	(50,079,260)	(623,498)
Hong Kong Dollar, Expiring 03/19/14	The Royal Bank of Scotland	HKD	(7,392,000)	(953,610)	(953,358)	252
Israeli Shekel, Expiring 03/19/14	Credit Suisse International	ILS	(182,000)	(51,861)	(52,356)	(495)
Israeli Shekel, Expiring 03/19/14	The Royal Bank of Scotland	ILS	(182,000)	(51,851)	(52,356)	(505)
Japanese Yen, Expiring 03/19/14	Credit Suisse International	JPY	(437,233,500)	(4,206,607)	(4,153,446)	53,161
Japanese Yen, Expiring 03/19/14	The Royal Bank of Scotland	JPY	(437,233,500)	(4,206,732)	(4,153,446)	53,286
Norwegian Krone, Expiring 03/19/14	Credit Suisse International	NOK	(29,643,000)	(4,802,113)	(4,873,708)	(71,595)
Norwegian Krone, Expiring 03/19/14	The Royal Bank of Scotland	NOK	(29,643,000)	(4,802,245)	(4,873,708)	(71,463)
New Zealand Dollar, Expiring 03/19/14	Credit Suisse International	NZD	(1,974,000)	(1,617,427)	(1,614,564)	2,863
New Zealand Dollar, Expiring 03/19/14	The Royal Bank of Scotland	NZD	(1,974,000)	(1,617,417)	(1,614,564)	2,853
Swedish Krona, Expiring 03/19/14	Credit Suisse International	SEK	(98,816,000)	(15,110,695)	(15,343,838)	(233,143)
Swedish Krona, Expiring 03/19/14	The Royal Bank of Scotland	SEK	(98,816,000)	(15,110,747)	(15,343,838)	(233,091)
Singapore Dollar, Expiring 03/19/14	Credit Suisse International	SGD	(242,500)	(192,006)	(192,169)	(163)
Singapore Dollar, Expiring 03/19/14	The Royal Bank of Scotland	SGD	(242,500)	(192,004)	(192,169)	(165)

				(230,768,631)	(231,880,091)	(1,111,460)

				$64,422,803	$62,564,788	$(1,858,015)

Money Market Fund is pledged as collateral to Credit Suisse International and The Royal Bank of Scotland for forward foreign currency exchange contracts in the amount of $540,000 and $580,070, respectively, at December 31, 2013.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2013 (Unaudited)

AQR EMERGING DEFENSIVE EQUITY FUND

COMMON STOCKS - 97.4%	SHARES	VALUE (Note 2)
Brazil - 14.6%
AMBEV SA (1)	47,000	$345,042
CCR SA (1)	75,100	565,657
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (1)	9,081	405,648
Cia de Saneamento Basico do Estadode Sao Paulo ADR (1)	7,442	84,392
Cia Energetica de Minas Gerais ADR (1)	66,763	520,084
Cia Hering (1)	99	1,255
Cia Paranaense de Energia ADR (1)	18	236
Cielo SA (1)	4,640	129,116
CPFL Energia SA ADR (1)	18,084	289,525
EcoRodovias Infraestrutura e Logistica SA (1)	47,100	295,467
EDP - Energias do Brasil SA (1)	94,200	453,182
Localiza Rent a Car SA (1)	39,810	561,567
Natura Cosmeticos SA (1)	28,400	498,001
Qualicorp SA (1)†	4,600	43,870
Souza Cruz SA (1)	62,900	642,797
Telefonica Brasil SA ADR (1)	14,535	279,363
Tim Participacoes SA ADR (1)	1,544	40,514
Totvs SA (1)	6,400	100,262
Tractebel Energia SA	39,100	595,636
Ultrapar Participacoes SA ADR (1)	2,300	54,395
WEG SA (1)	18,300	241,699

		6,147,708

Chile - 5.6%
Banco Santander Chile ADR (1)	19,693	464,164
Cencosud SA (1)	87,856	316,412
Empresa Nacional de Electricidad SA ADR (1)	5,200	231,816
Empresas COPEC SA (1)	12,933	173,269
Enersis SA ADR (1)	40,347	604,802
SACI Falabella (1)	65,081	583,741
Sociedad Quimica y Minera de Chile SA ADR (1)	78	2,019

		2,376,223

China - 2.5%
ANTA Sports Products Ltd.	86,000	106,706
China Mengniu Dairy Co., Ltd.	8,000	38,048
China Petroleum & Chemical Corp. ADR (1)	175	14,380
China Telecom Corp. Ltd., H Shares	122,000	61,636
PetroChina Co., Ltd. ADR (1)	176	19,314
Sun Art Retail Group Ltd.	332,500	469,582
Tencent Holdings Ltd.	200	12,806
Tingyi Cayman Islands Holding Corp.	8,000	23,152
Tsingtao Brewery Co., Ltd., H Shares	34,000	288,128
Want Want China Holdings Ltd.	5,000	7,237

		1,040,989

Hong Kong - 1.2%
Belle International Holdings Ltd.	54,000	62,735
China Mobile Ltd. ADR (1)	4,232	221,291
China Unicom Hong Kong Ltd. ADR (1)	1,261	18,991
GOME Electrical Appliances Holding Ltd.	116,000	21,449
Sino Biopharmaceutical Ltd.	236,000	187,603

		512,069

	SHARES	VALUE (Note 2)
India - 1.0%
Dr Reddy’s Laboratories Ltd. ADR (1)	8,893	$364,880
Infosys Ltd. ADR (1)	1,300	73,580

		438,460

Indonesia - 1.8%
Bank Central Asia Tbk PT	209,500	165,726
Perusahaan Gas Negara Persero Tbk PT	905,000	333,595
Telekomunikasi Indonesia Persero Tbk PT ADR (1)	7,539	270,273

		769,594

Korea, Republic of - 13.9%
Amorepacific Corp. †	101	95,754
Cheil Industries, Inc. †	7,021	589,693
Daelim Industrial Co., Ltd. †	270	24,123
Daewoo International Corp. †	530	20,785
E-Mart Co., Ltd. †	170	42,994
Hyundai Department Store Co., Ltd. †	449	68,657
Hyundai Glovis Co., Ltd. †	2,268	497,054
Hyundai Marine & Fire Insurance Co., Ltd.	11,670	359,542
Hyundai Mobis †	1,180	328,517
Hyundai Wia Corp. †	1,182	213,312
Kangwon Land, Inc. †	12,900	378,777
Kia Motors Corp. †	3,283	174,825
Korea Aerospace Industries Ltd. †	7,800	214,587
KT Corp. ADR (1)	30,221	449,386
KT&G Corp. †	7,186	507,530
LG Chem Ltd. †	160	45,511
LG Household & Health Care Ltd. †	14	7,280
LG Uplus Corp. †	42,070	428,928
Lotte Shopping Co., Ltd. †	246	94,235
NAVER Corp. †	289	199,158
Orion Corp. †	143	128,755
POSCO ADR (1)	133	10,374
Samsung C&T Corp. †	181	10,415
Samsung Electronics Co., Ltd. GDR (1)	357	232,058
Samsung Fire & Marine Insurance Co., Ltd.	913	224,354
Samsung Life Insurance Co., Ltd.	2,585	255,047
Samsung Techwin Co., Ltd. †	122	6,299
SK Telecom Co., Ltd. ADR (1)	9,028	222,269

		5,830,219

Malaysia - 14.4%
AMMB Holdings Bhd	72,200	159,774
Axiata Group Bhd	209,200	441,140
CIMB Group Holdings Bhd	42,600	99,294
DiGi.Com Bhd	368,400	558,258
IOI Corp. Bhd	195,900	281,959
IOI Properties Group Sdn Bhd (3)†(a)	65,300	65,788
Kuala Lumpur Kepong Bhd	16,800	127,826
Malayan Banking Bhd	190,000	577,447
Maxis Bhd	235,700	523,485
Petronas Chemicals Group Bhd	287,000	606,841
Public Bank Bhd	86,600	516,863
Sime Darby Bhd	195,000	567,264
Telekom Malaysia Bhd	354,400	600,716
Tenaga Nasional Bhd	177,400	616,925
UMW Holdings Bhd	86,300	318,171

		6,061,751

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2013 (Unaudited)

AQR EMERGING DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 2)
Mexico - 5.7%
Alfa SAB de CV, Class A (1)	175,400	$491,950
America Movil SAB de CV, Series L ADR (1)	76	1,776
Coca-Cola Femsa SAB de CV ADR (1)	4,852	590,828
Genomma Lab Internacional SAB de CV, Class B (1)†	49,900	139,956
Grupo Bimbo SAB de CV, Series A (1)	92,300	284,185
Grupo Financiero Santander Mexico SAB de CV, Class B (1)	59,700	162,322
Grupo Televisa SAB ADR (1)	9	273
Mexichem SAB de CV (1)	34,600	142,465
Wal-Mart de Mexico SAB de CV, Series V (1)	223,400	586,197

		2,399,952

Poland - 5.0%
Bank Pekao SA	2,414	143,407
Bank Zachodni WBK SA	2,156	277,173
PGE SA	108,932	586,641
Polskie Gornictwo Naftowe i Gazownictwo SA	31,313	53,167
Powszechna Kasa Oszczednosci Bank Polski SA	20,131	262,467
Powszechny Zaklad Ubezpieczen SA	3,440	511,178
Telekomunikacja Polska SA	81,679	265,477

		2,099,510

Russia - 2.6%
Lukoil OAO ADR (1)	2,716	171,434
Magnit OJSC GDR	1,485	98,631
MegaFon OAO GDR	1,457	49,101
MMC Norilsk Nickel OJSC ADR (1)	1,193	19,935
Mobile Telesystems OJSC ADR (1)	11,300	244,419
Rosneft OAO GDR (1)	62,101	475,489
Tatneft OAO ADR	751	28,781

		1,087,790

South Africa - 15.2%
Anglo American Platinum Ltd. †	2,637	99,295
AngloGold Ashanti Ltd. ADR (1)	44	516
Aspen Pharmacare Holdings Ltd.	4,372	112,129
Barclays Africa Group Ltd.	2,086	26,336
Bidvest Group Ltd.	12,141	311,032
FirstRand Ltd.	110,291	377,959
Gold Fields Ltd. ADR (1)	32	102
Kumba Iron Ore Ltd.	1,210	51,226
Life Healthcare Group Holdings Ltd.	136,707	546,001
Mediclinic International Ltd.	16,125	116,928
Mr Price Group Ltd.	35,580	556,106
MTN Group Ltd.	10,575	219,023
Naspers Ltd., N Shares	3,464	362,592
Nedbank Group Ltd.	29,507	591,625
Netcare Ltd.	32,031	79,504
RMB Holdings Ltd.	9,434	43,573
Sanlam Ltd.	34,051	173,038
Sasol Ltd. ADR (1)	11,399	563,681
Shoprite Holdings Ltd.	26,659	417,463
Standard Bank Group Ltd.	51,979	642,261
Steinhoff International Holdings Ltd.	3,829	16,498
Tiger Brands Ltd.	11,896	303,146
Truworths International Ltd.	5,435	39,820
Vodacom Group Ltd.	18,737	237,632

	SHARES	VALUE (Note 2)
South Africa - 15.2% (continued)
Woolworths Holdings Ltd.	71,569	$510,019

		6,397,505

Taiwan - 10.1%
Acer, Inc. †	13,000	8,000
Advanced Semiconductor Engineering, Inc.	57,000	53,249
Asustek Computer, Inc.	34,000	306,206
Cheng UEI Precision Industry Co., Ltd.	59	119
China Petrochemical Development Corp.	400	183
China Steel Corp.	129,764	117,664
Chunghwa Telecom Co., Ltd. ADR (1)	19,363	599,478
Far Eastern Department Stores Ltd.	720	714
Far EasTone Telecommunications Co., Ltd.	280,000	615,124
Foxconn Technology Co., Ltd.	103,017	241,076
Hon Hai Precision Industry Co., Ltd.	60,500	163,187
Kinsus Interconnect Technology Corp.	2,000	6,650
Powertech Technology, Inc.	10,000	15,304
President Chain Store Corp.	63,000	437,411
Quanta Computer, Inc.	69,000	161,363
Radiant Opto-Electronics Corp.	2,060	7,557
Realtek Semiconductor Corp.	24,442	65,783
Taiwan Cement Corp.	16,000	24,878
Taiwan Mobile Co., Ltd.	147,000	475,135
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)	31,656	552,081
Uni-President Enterprises Corp.	194,583	351,132
Wistron Corp.	32,282	27,186

		4,229,480

Thailand - 2.1%
Advanced Info Service PCL NVDR	66,900	407,994
Bangkok Dusit Medical Services PCL NVDR	19,600	70,443
CP ALL PCL NVDR	103,800	133,090
PTT Global Chemical PCL NVDR	27,200	65,689
PTT PCL NVDR	25,500	222,413

		899,629

Turkey - 1.7%
BIM Birlesik Magazalar AS	11,115	224,477
Enka Insaat ve Sanayi AS	13,541	37,967
Turk Hava Yollari	5,773	17,308
Turk Telekomunikasyon AS	114,611	317,898
Turkcell Iletisim Hizmetleri AS †	23,106	122,455

		720,105

TOTAL COMMON STOCKS (cost $41,008,288)		41,010,984

PREFERRED STOCKS - 0.1%

Brazil - 0.1%
Lojas Americanas SA (1)
(cost $24,194)	3,100	20,669

EXCHANGE-TRADED FUNDS - 3.4%
iShares MSCI Emerging Markets ETF (1)
(cost $1,363,183)	34,621	1,446,119

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR EMERGING DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 2)
RIGHTS - 0.0%(b)

Malaysia - 0.0%(b)
IOI Corp. Bhd (3)†(a)
(cost $—)	32,650	$—

MONEY MARKET FUNDS - 0.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (c)
(cost $60,888)	60,888	60,888

TOTAL INVESTMENTS - 101.0% (cost $42,456,553)		42,538,660

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0%)		(428,513)

NET ASSETS - 100.0%		$42,110,147

†	Non income-producing security.
(a)	Security fair valued at as of December 31, 2013 using procedures approved by the Board of Trustees. The total value of positions fair valued was $65,788 or 0.2% of total net assets.
(b)	Represents less than 0.05 percent of net assets.
(c)	Represents annualized seven-day yield as of December 31, 2013.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$3,859,069	9.2%
Consumer Staples	7,652,704	18.2
Energy	1,776,323	4.2
Exchange Traded Fund	1,446,119	3.4
Financials	6,099,339	14.5
Health Care	1,661,314	3.9
Industrials	3,863,174	9.2
Information Technology	2,354,740	5.6
Materials	1,776,392	4.2
Telecommunication Services	7,671,764	18.2
Utilities	4,316,834	10.3
Money Market Funds	60,888	0.1

Total Investments	42,538,660	101.0
Liabilities in Excess of Other Assets	(428,513)	(1.0)

Net Assets	$42,110,147	100.0%

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2013 (Unaudited)

AQR INTERNATIONAL DEFENSIVE EQUITY FUND

COMMON STOCKS - 91.8%	SHARES	VALUE (Note 2)
Australia - 15.4%
AGL Energy Ltd.	12,093	$162,563
Amcor Ltd.	11,547	109,071
APA Group	20,729	111,256
ASX Ltd.	2,400	78,924
Aurizon Holdings Ltd.	18,076	78,948
Australia & New Zealand Banking Group Ltd.	311	8,978
BHP Billiton Ltd.	2,012	68,595
Boral Ltd.	14,636	62,593
Brambles Ltd.	18,201	149,120
Caltex Australia Ltd.	3,385	60,832
Coca-Cola Amatil Ltd.	11,302	121,582
Cochlear Ltd.	2,349	123,762
Commonwealth Bank of Australia	1,222	85,145
Computershare Ltd.	222	2,262
Crown Resorts Ltd.	2,043	30,824
CSL Ltd.	2,120	130,691
Flight Centre Travel Group Ltd.	3,452	147,017
Incitec Pivot Ltd.	27,818	66,734
Insurance Australia Group Ltd.	8,050	41,913
Metcash Ltd.	44,154	124,692
Orica Ltd.	2,718	58,121
Orora Ltd. †	11,547	11,960
Ramsay Health Care Ltd.	1,240	47,990
Recall Holdings Ltd. †	3,640	13,196
Sonic Healthcare Ltd.	7,743	114,910
Sydney Airport	18,501	62,878
Tatts Group Ltd.	43,152	119,636
Telstra Corp. Ltd.	70,029	328,689
Transurban Group	20,147	123,207
Treasury Wine Estates Ltd.	7,784	33,572
Wesfarmers Ltd.	8,266	325,457
Westpac Banking Corp.	624	18,089
Woodside Petroleum Ltd.	5,279	183,860
Woolworths Ltd.	10,559	319,741
WorleyParsons Ltd.	4,639	69,008

		3,595,816

Belgium - 1.1%
Anheuser-Busch InBev NV	75	7,975
Belgacom SA	6,419	189,953
Delhaize Group SA	984	58,540

		256,468

Canada - 16.4%
Agnico Eagle Mines Ltd. (1)	129	3,404
Alimentation Couche Tard, Inc., Class B (1)	2,697	202,811
Bank of Montreal (1)	3,003	200,181
Bank of Nova Scotia (1)	4,380	273,912
Barrick Gold Corp. (1)	433	7,627
BCE, Inc. (1)	7,146	309,453
Canadian Imperial Bank of Commerce (1)	2,383	203,517
Canadian National Railway Co. (1)	2,422	138,081
Canadian Tire Corp. Ltd., Class A (1)	588	55,072
Dollarama, Inc. (1)	1,300	107,953
Eldorado Gold Corp. (1)	5,559	31,556
Enbridge, Inc. (1)	1,442	63,001
Franco-Nevada Corp. (1)	2,055	83,748
Goldcorp, Inc. (1)	1,369	29,693
Husky Energy, Inc. (1)	4,300	136,418

	SHARES	VALUE (Note 2)
Canada - 16.4% (continued)
Imperial Oil Ltd. (1)	4,571	$202,419
Intact Financial Corp. (1)	3,404	222,297
Kinross Gold Corp. (1)	13,291	58,181
Loblaw Cos., Ltd. (1)	2,096	83,623
Metro, Inc. (1)	1,874	114,495
National Bank of Canada (1)	1,973	164,174
Pembina Pipeline Corp. (1)	1,360	47,909
Potash Corp of Saskatchewan, Inc. (1)	2,340	77,145
Rogers Communications, Inc., Class B (1)	1,637	74,079
Royal Bank of Canada (1)	1,402	94,250
Shaw Communications, Inc., Class B (1)	1,604	39,034
Silver Wheaton Corp. (1)	4,352	87,880
Tim Hortons, Inc. (1)	5,023	293,128
Toronto-Dominion Bank/The (1)	2,099	197,817
TransCanada Corp. (1)	2,397	109,532
Yamana Gold, Inc. (1)	15,771	135,997

		3,848,387

Colombia - 0.1%
Pacific Rubiales Energy Corp. (1)	1,756	30,318

Denmark - 2.0%
Coloplast A/S, Class B	2,779	184,236
Novo Nordisk A/S, Class B	1,166	213,792
Novozymes A/S, B Shares	1,790	75,610

		473,638

Finland - 0.1%
Kone OYJ, Class B	522	23,541

France - 4.1%
Air Liquide SA	34	4,812
Danone	2,800	201,997
Dassault Systemes	819	101,696
Essilor International SA	1,093	116,303
Iliad SA	307	62,902
L’Oreal SA	1,088	191,067
Pernod Ricard SA	542	61,751
Sanofi	222	23,709
SES SA FDR	361	11,695
Sodexo	341	34,580
Total SA	2,388	146,574

		957,086

Germany - 3.7%
Adidas AG	808	103,034
BASF SE	133	14,196
Bayer AG	834	117,103
Beiersdorf AG	2,959	299,997
Deutsche Post AG	1,190	43,465
Fresenius Medical Care AG & Co. KGaA	1,365	97,360
Merck KGaA	229	41,089
Metro AG	1,044	50,613
SAP AG	1,098	95,220

		862,077

Hong Kong - 4.4%
BOC Hong Kong Holdings Ltd.	21,500	69,051
CLP Holdings Ltd.	27,000	213,553
Galaxy Entertainment Group Ltd. †	3,000	27,010
Hang Seng Bank Ltd.	11,800	191,650

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2013 (Unaudited)

AQR INTERNATIONAL DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 2)
Hong Kong - 4.4% (continued)
Hong Kong & China Gas Co., Ltd.	65,900	$151,306
Power Assets Holdings Ltd.	29,000	230,853
SJM Holdings Ltd.	35,000	117,651
Wynn Macau Ltd.	4,800	21,819

		1,022,893

Italy - 0.6%
Luxottica Group SpA	2,504	134,193
Tenaris SA	415	9,043

		143,236

Japan - 15.4%
Aeon Co., Ltd.	200	2,711
Ajinomoto Co., Inc.	2,000	28,953
Asahi Group Holdings Ltd.	1,400	39,508
Astellas Pharma, Inc.	2,400	142,288
Bank of Yokohama Ltd./The	2,000	11,159
Calbee, Inc.	4,100	99,570
Canon, Inc.	3,400	108,489
Central Japan Railway Co.	100	11,785
Chiba Bank Ltd./The	4,000	26,995
Chugai Pharmaceutical Co., Ltd.	8,200	181,508
Dai Nippon Printing Co., Ltd.	1,000	10,622
Daiichi Sankyo Co., Ltd.	1,900	34,741
Dentsu, Inc.	300	12,270
East Japan Railway Co.	300	23,897
Eisai Co., Ltd.	2,300	89,141
FamilyMart Co., Ltd.	2,600	118,785
FUJIFILM Holdings Corp.	800	22,708
GungHo Online Entertainment, Inc. †	19,100	137,576
Hoya Corp.	3,100	86,217
Inpex Corp.	4,000	51,305
Japan Tobacco, Inc.	500	16,269
JSR Corp.	400	7,753
Kao Corp.	3,400	107,038
KDDI Corp.	400	24,646
Konica Minolta, Inc.	3,500	34,977
Kuraray Co., Ltd.	1,300	15,518
Lawson, Inc.	700	52,385
Mitsubishi Tanabe Pharma Corp.	300	4,184
Namco Bandai Holdings, Inc.	2,200	48,846
Nikon Corp.	500	9,555
Nippon Express Co., Ltd.	12,000	58,087
Nippon Meat Packers, Inc.	4,000	68,750
Nippon Yusen KK	3,000	9,592
Nitori Holdings Co., Ltd.	650	61,540
Nomura Research Institute Ltd.	2,200	69,526
NTT DOCOMO, Inc.	8,900	146,550
Omron Corp.	1,400	61,871
Oriental Land Co., Ltd.	200	28,843
Osaka Gas Co., Ltd.	36,000	141,394
Otsuka Holdings Co., Ltd.	4,300	124,158
Secom Co., Ltd.	1,400	84,469
Seven & I Holdings Co., Ltd.	3,900	155,284
Shimamura Co., Ltd.	1,200	112,484
Shin-Etsu Chemical Co., Ltd.	800	46,791
Shiseido Co., Ltd.	600	9,649
Shizuoka Bank Ltd./The	4,000	42,726
Suzuki Motor Corp.	900	24,252
Sysmex Corp.	200	11,813
Takashimaya Co., Ltd.	5,000	49,888
Takeda Pharmaceutical Co., Ltd.	1,000	45,865
Terumo Corp.	600	28,968

	SHARES	VALUE (Note 2)
Japan - 15.4% (continued)
Tokyo Gas Co., Ltd.	28,000	$138,004
Toppan Printing Co., Ltd.	1,000	8,005
Toyo Suisan Kaisha Ltd.	4,000	120,163
Trend Micro, Inc.	2,500	87,608
Unicharm Corp.	1,300	74,176
West Japan Railway Co.	1,300	56,327
Yakult Honsha Co., Ltd.	800	40,423
Yamato Holdings Co., Ltd.	7,200	145,608

		3,614,213

Netherlands - 1.8%
Gemalto NV	55	6,053
Koninklijke Ahold NV	13,948	250,661
Unilever NV CVA	4,299	172,843

		429,557

Norway - 1.5%
Orkla ASA	5,852	45,741
Statoil ASA	4,496	109,327
Telenor ASA	7,739	184,913

		339,981

Singapore - 2.1%
DBS Group Holdings Ltd.	2,000	27,179
Golden Agri-Resources Ltd.	139,000	60,173
Oversea-Chinese Banking Corp. Ltd.	7,000	56,737
Singapore Telecommunications Ltd.	95,000	276,271
United Overseas Bank Ltd.	1,000	16,887
Wilmar International Ltd.	21,000	57,042

		494,289

Spain - 0.9%
Enagas SA	415	10,841
Inditex SA	946	156,195
Telefonica SA	2,233	36,511

		203,547

Sweden - 2.9%
Elekta AB, B Shares	3,700	56,622
Hennes & Mauritz AB, B Shares	5,244	241,520
Svenska Cellulosa AB SCA, Class B	474	14,603
Swedish Match AB	4,628	148,795
Tele2 AB, B Shares	11,780	133,794
TeliaSonera AB	9,951	82,995

		678,329

Switzerland - 5.0%
Kuehne + Nagel International AG	1,414	185,855
Nestle SA	4,456	326,581
Novartis AG	3,246	260,165
Roche Holding AG	460	128,858
SGS SA	59	135,833
Swisscom AG	229	121,025
Syngenta AG	36	14,353

		1,172,670

United Kingdom - 13.8%
Associated British Foods PLC	6,170	250,229
AstraZeneca PLC	5,280	313,246
British American Tobacco PLC	2,943	157,963
British Sky Broadcasting Group PLC	4,156	58,139
Burberry Group PLC	821	20,685
Centrica PLC	41,953	241,927
Compass Group PLC	11,794	189,351

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR INTERNATIONAL DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 2)
United Kingdom - 13.8% (continued)
Diageo PLC	926	$30,686
Experian PLC	561	10,363
GlaxoSmithKline PLC	3,803	101,607
Imperial Tobacco Group PLC	2,019	78,273
J Sainsbury PLC	11,370	68,814
Marks & Spencer Group PLC	4,636	33,291
National Grid PLC	20,399	266,803
Next PLC	481	43,478
Pearson PLC	795	17,725
Reckitt Benckiser Group PLC	3,113	247,284
Rexam PLC	3,950	34,753
Royal Dutch Shell PLC, B Shares	2,950	111,275
SABMiller PLC	623	32,069
Sage Group PLC/The	3,363	22,512
Shire PLC	4,086	192,562
Smith & Nephew PLC	12,815	183,033
SSE PLC	9,272	210,699
Tesco PLC	2,518	13,983
United Utilities Group PLC	2,762	30,751
Whitbread PLC	1,298	80,780
WM Morrison Supermarkets PLC	44,777	193,831

		3,236,112

United States - 0.5%
Thomson Reuters Corp. (1)	2,838	107,322

TOTAL COMMON STOCKS (cost $20,122,791)		21,489,480

PREFERRED STOCKS - 0.7%

Germany - 0.7%
Henkel AG & Co. KGaA
(cost $133,153)	1,444	167,843

EXCHANGE-TRADED FUNDS - 6.5%
iShares MSCI EAFE ETF (1)
(cost $1,416,858)	22,678	1,520,786

MONEY MARKET FUNDS - 1.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)
(cost $351,914)	351,914	351,914

TOTAL INVESTMENTS - 100.5% (cost $22,024,716)		23,530,023

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5%)		(106,599)

NET ASSETS - 100.0%		$23,423,424

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of December 31, 2013.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

FDR - Fiduciary Depositary Receipt

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$2,538,812	10.8%
Consumer Staples	5,448,993	23.3
Energy	1,330,820	5.7
Financials	2,031,581	8.7
Health Care	3,185,311	13.6
Industrials	1,359,684	5.8
Information Technology	849,911	3.6
Materials	1,030,480	4.4
Mutual Fund	1,520,787	6.5
Telecommunication Services	1,971,780	8.4
Utilities	1,909,950	8.2
Money Market Funds	351,914	1.5

Total Investments	23,530,023	100.5
Liabilities in Excess of Other Assets	(106,599)	(0.5)

Net Assets	$23,423,424	100.0%

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2013 (Unaudited)

AQR U.S. DEFENSIVE EQUITY FUND

COMMON STOCKS - 94.6%	SHARES	VALUE (Note 2)
Consumer Discretionary - 13.5%
Advance Auto Parts, Inc.	4,262	$471,718
Amazon.com, Inc. †	7,512	2,995,711
AutoZone, Inc. †	3,160	1,510,290
Bed Bath & Beyond, Inc. †	11,808	948,182
Best Buy Co., Inc.	2,100	83,748
Big Lots, Inc. †	10,249	330,940
Chipotle Mexican Grill, Inc. †	2,459	1,310,106
Discovery Communications, Inc., Class A †	900	81,378
Dollar Tree, Inc. †	19,670	1,109,781
Domino’s Pizza, Inc.	7,100	494,515
Family Dollar Stores, Inc.	7,616	494,812
Home Depot, Inc./The	23,683	1,950,058
Lowe’s Cos., Inc.	6,800	336,940
McDonald’s Corp.	30,851	2,993,473
NIKE, Inc., Class B	8,358	657,273
O’Reilly Automotive, Inc. †	6,249	804,309
Panera Bread Co., Class A †	3,450	609,581
PetSmart, Inc.	14,869	1,081,720
priceline.com, Inc. †	1,268	1,473,923
Ralph Lauren Corp.	876	154,675
Scripps Networks Interactive, Inc., Class A	11,566	999,418
Starbucks Corp.	15,010	1,176,634
Target Corp.	17,798	1,126,080
Time Warner, Inc.	8,467	590,319
TJX Cos., Inc.	10,540	671,714
Tractor Supply Co.	1,996	154,850
TripAdvisor, Inc. †	15,700	1,300,431
Tupperware Brands Corp.	3,334	315,163
Viacom, Inc., Class B	5,513	481,505
Walt Disney Co./The	9,600	733,440
Yum! Brands, Inc.	14,063	1,063,303

		28,505,990

Consumer Staples - 19.4%
Altria Group, Inc.	74,427	2,857,252
Archer-Daniels-Midland Co.	17,155	744,527
Brown-Forman Corp., Class B	8,555	646,501
Church & Dwight Co., Inc.	21,971	1,456,238
Clorox Co./The	6,979	647,372
Coca-Cola Co./The	30,855	1,274,620
Colgate-Palmolive Co.	44,470	2,899,889
Costco Wholesale Corp.	24,323	2,894,680
CVS Caremark Corp.	5,919	423,623
Estee Lauder Cos., Inc./The, Class A	7,956	599,246
General Mills, Inc.	19,554	975,940
Hershey Co./The	24,551	2,387,094
Hormel Foods Corp.	20,849	941,749
JM Smucker Co./The	985	102,066
Kellogg Co.	6,276	383,275
Kimberly-Clark Corp.	27,150	2,836,089
Kroger Co./The	11,601	458,588
Lorillard, Inc.	14,333	726,396
McCormick & Co., Inc.	16,680	1,149,586
Monster Beverage Corp. †	14,403	976,091
Nu Skin Enterprises, Inc., Class A	1,600	221,152
PepsiCo, Inc.	29,402	2,438,602
Philip Morris International, Inc.	24,508	2,135,382
Procter & Gamble Co./The	29,321	2,387,023
Reynolds American, Inc.	47,834	2,391,222
Sysco Corp.	42,544	1,535,838

	SHARES	VALUE (Note 2)
Consumer Staples - 19.4% (continued)
Walgreen Co.	18,855	$1,083,031
Wal-Mart Stores, Inc.	36,811	2,896,658
Whole Foods Market, Inc.	8,665	501,097

		40,970,827

Energy - 1.2%
Chevron Corp.	5,830	728,225
Diamond Offshore Drilling, Inc.	900	51,228
EOG Resources, Inc.	1,200	201,408
Exxon Mobil Corp.	12,032	1,217,639
Occidental Petroleum Corp.	3,094	294,239

		2,492,739

Financials - 11.8%
ACE Ltd. (Switzerland)	11,364	1,176,515
Alleghany Corp. †	600	239,976
Allied World Assurance Co. Holdings AG (Switzerland)	2,300	259,463
Aon PLC (United Kingdom)	9,700	813,733
Arch Capital Group Ltd. (Bermuda) †	12,000	716,280
Bank of Hawaii Corp.	23,363	1,381,688
BankUnited, Inc.	14,500	477,340
BB&T Corp.	3,286	122,634
Chubb Corp./The	23,845	2,304,142
City National Corp.	5,231	414,400
Commerce Bancshares, Inc.	5,300	238,023
Cullen/Frost Bankers, Inc.	24,576	1,829,192
Everest Re Group Ltd.	12,270	1,912,525
M&T Bank Corp.	16,051	1,868,658
Markel Corp. †	1,800	1,044,630
Marsh & McLennan Cos., Inc.	13,807	667,707
New York Community Bancorp, Inc.	76,278	1,285,284
Northern Trust Corp.	19,974	1,236,191
People’s United Financial, Inc.	131,916	1,994,570
Progressive Corp./The	23,226	633,373
RenaissanceRe Holdings Ltd.	3,200	311,488
Signature Bank †	6,700	719,714
SVB Financial Group †	533	55,890
Travelers Cos., Inc./The	15,843	1,434,425
US Bancorp	29,916	1,208,606
WR Berkley Corp.	13,560	588,368

		24,934,815

Health Care - 15.9%
Abbott Laboratories	35,102	1,345,460
AbbVie, Inc.	8,600	454,166
Aetna, Inc.	13,432	921,301
Alexion Pharmaceuticals, Inc. †	6,800	904,808
Allergan, Inc.	10,176	1,130,350
AmerisourceBergen Corp.	23,923	1,682,026
Amgen, Inc.	293	33,449
Baxter International, Inc.	6,585	457,987
Becton Dickinson and Co.	15,102	1,668,620
Biogen Idec, Inc. †	3,377	944,716
Bristol-Myers Squibb Co.	10,257	545,160
Cardinal Health, Inc.	14,724	983,710
Celgene Corp. †	493	83,297
Cerner Corp. †	12,397	691,009
CR Bard, Inc.	7,504	1,005,086
DENTSPLY International, Inc.	800	38,784
Edwards Lifesciences Corp. †	5,469	359,641
Eli Lilly & Co.	31,228	1,592,628
Forest Laboratories, Inc. †	6,531	392,056

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2013 (Unaudited)

AQR U.S. DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 2)
Health Care - 15.9% (continued)
Gilead Sciences, Inc. †	800	$60,120
Health Net, Inc. †	2,000	59,340
Henry Schein, Inc. †	4,938	564,216
IDEXX Laboratories, Inc. †	12,083	1,285,269
Johnson & Johnson	31,393	2,875,285
Laboratory Corp of America Holdings †	10,617	970,075
McKesson Corp.	14,261	2,301,725
MEDNAX, Inc. †	7,944	424,051
Medtronic, Inc.	15,031	862,629
Merck & Co., Inc.	28,885	1,445,694
Mettler-Toledo International, Inc. †	2,848	690,896
Myriad Genetics, Inc. †	13,246	277,901
Omnicare, Inc.	4,100	247,476
Patterson Cos., Inc.	16,133	664,680
Pfizer, Inc.	22,270	682,130
Quest Diagnostics, Inc.	589	31,535
ResMed, Inc.	4,300	202,444
Seattle Genetics, Inc. †	7,900	315,131
Stryker Corp.	22,109	1,661,270
Techne Corp.	6,200	586,954
UnitedHealth Group, Inc.	13,878	1,045,013
Vertex Pharmaceuticals, Inc. †	5,400	401,220
Waters Corp. †	300	30,000
WellPoint, Inc.	600	55,434
Zimmer Holdings, Inc.	5,977	556,997

		33,531,739

Industrials - 5.8%
3M Co.	10,446	1,465,052
Alaska Air Group, Inc.	2,200	161,414
Boeing Co./The	4,400	600,556
Cintas Corp.	15,682	934,490
Copa Holdings SA, Class A (Panama)	2,700	432,297
Danaher Corp.	4,349	335,743
Dun & Bradstreet Corp./The	2,941	361,008
Equifax, Inc.	3,815	263,578
Fastenal Co.	2,400	114,024
FedEx Corp.	2,400	345,048
General Dynamics Corp.	1,185	113,227
Honeywell International, Inc.	2,469	225,593
Landstar System, Inc.	3,641	209,175
MSC Industrial Direct Co., Inc., Class A	7,535	609,355
Northrop Grumman Corp.	1,954	223,948
Raytheon Co.	10,245	929,221
Republic Services, Inc.	6,994	232,201
Robert Half International, Inc.	2,000	83,980
Stericycle, Inc. †	16,606	1,929,119
Union Pacific Corp.	1,800	302,400
United Parcel Service, Inc., Class B	5,239	550,514
United Technologies Corp.	837	95,251
Waste Management, Inc.	30,390	1,363,599
WW Grainger, Inc.	1,345	343,540

		12,224,333

Information Technology - 14.6%
Accenture PLC, Class A (Ireland)	5,360	440,699
Adobe Systems, Inc. †	8,871	531,195
Advanced Micro Devices, Inc. †	28,600	110,682
Akamai Technologies, Inc. †	500	23,590
Analog Devices, Inc.	21,734	1,106,913
Apple, Inc.	400	224,444

	SHARES	VALUE (Note 2)
Information Technology - 14.6% (continued)
Autodesk, Inc. †	11,991	$603,507
Automatic Data Processing, Inc.	34,071	2,753,278
Broadcom Corp., Class A	743	22,030
Cognizant Technology Solutions Corp., Class A †	5,200	525,096
F5 Networks, Inc. †	8,118	737,601
FactSet Research Systems, Inc.	9,420	1,022,824
FLIR Systems, Inc.	15,600	469,560
Gartner, Inc. †	3,000	213,150
Google, Inc., Class A †	2,048	2,295,214
Harris Corp.	2,898	202,309
IAC/InterActiveCorp	400	27,476
Informatica Corp. †	1,073	44,530
Intel Corp.	24,088	625,324
International Business Machines Corp.	11,330	2,125,168
Intuit, Inc.	26,013	1,985,312
Jack Henry & Associates, Inc.	5,900	349,339
KLA-Tencor Corp.	10,574	681,600
Linear Technology Corp.	32,966	1,501,601
LinkedIn Corp., Class A †	3,200	693,856
MasterCard, Inc., Class A	2,206	1,843,025
Maxim Integrated Products, Inc.	6,300	175,833
Microchip Technology, Inc.	989	44,258
Microsoft Corp.	10,565	395,448
NetApp, Inc.	8,228	338,500
NetSuite, Inc. †	600	61,812
Palo Alto Networks, Inc. †	7,700	442,519
Paychex, Inc.	40,650	1,850,795
Red Hat, Inc. †	9,664	541,571
Splunk, Inc. †	2,300	157,941
Synopsys, Inc. †	5,672	230,113
Teradata Corp. †	1,329	60,456
Texas Instruments, Inc.	13,034	572,323
Total System Services, Inc.	11,650	387,712
VeriSign, Inc. †	2,300	137,494
Visa, Inc., Class A	10,449	2,326,783
VMware, Inc., Class A †	4,633	415,626
Workday, Inc., Class A †	4,400	365,904
Xilinx, Inc.	17,604	808,376
Zebra Technologies Corp., Class A †	5,600	302,848

		30,775,635

Materials - 1.0%
International Flavors & Fragrances, Inc.	1,627	139,889
PPG Industries, Inc.	2,000	379,320
Sherwin-Williams Co./The	3,570	655,095
Sigma-Aldrich Corp.	11,348	1,066,826

		2,241,130

Telecommunication Services - 1.4%
AT&T, Inc.	38,564	1,355,910
tw telecom, Inc. †	16,925	515,705
Verizon Communications, Inc.	23,302	1,145,060

		3,016,675

Utilities - 10.0%
AGL Resources, Inc.	17,200	812,356
Alliant Energy Corp.	8,666	447,166
American Electric Power Co., Inc.	15,879	742,184
American Water Works Co., Inc.	19,832	838,100
Atmos Energy Corp.	12,700	576,834
CenterPoint Energy, Inc.	7,392	171,347

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR U.S. DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 2)
Utilities - 10.0% (continued)
Consolidated Edison, Inc.	16,830	$930,362
Dominion Resources, Inc.	31,326	2,026,479
DTE Energy Co.	26,310	1,746,721
Duke Energy Corp.	13,144	907,067
Exelon Corp.	5,183	141,962
National Fuel Gas Co.	8,700	621,180
NextEra Energy, Inc.	11,675	999,614
NiSource, Inc.	4,921	161,803
Northeast Utilities	4,158	176,258
OGE Energy Corp.	19,021	644,812
PG&E Corp.	23,688	954,153
Pinnacle West Capital Corp.	3,094	163,734
Public Service Enterprise Group, Inc.	37,775	1,210,311
Questar Corp.	38,258	879,551
SCANA Corp.	7,584	355,917
Sempra Energy	20,521	1,841,965
Southern Co.	37,937	1,559,590
TECO Energy, Inc.	4,209	72,563
UGI Corp.	12,875	533,798
Vectren Corp.	11,500	408,250
Wisconsin Energy Corp.	20,766	858,466
Xcel Energy, Inc.	10,491	293,119

		21,075,662

TOTAL COMMON STOCKS (cost $184,162,722)		199,769,545

MONEY MARKET FUNDS - 5.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(a)
(cost $11,083,045)	11,083,045	11,083,045

TOTAL INVESTMENTS - 99.8% (cost $195,245,767)		210,852,590

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2% (b)		376,734

NET ASSETS - 100.0%		$211,229,324

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of December 31, 2013.
(b)	Includes appreciation on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR U.S. DEFENSIVE EQUITY FUND

Open futures contracts outstanding at December 31, 2013:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2013	UNREALIZED APPRECIATION
Long Contracts:
104	Goldman Sachs	S&P 500 E-Mini Futures	March 21, 2014	$9,289,236	$9,573,720	$284,484

Cash held as collateral with Goldman Sachs for futures contracts was $116,033 at December 31, 2013.

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2013 (Unaudited)

AQR MOMENTUM FUND

COMMON STOCKS - 99.1%	SHARES	VALUE (Note 2)
Consumer Discretionary - 20.9%
Advance Auto Parts, Inc.	2,300	$254,564
Amazon.com, Inc. †	17,500	6,978,825
AutoNation, Inc. †	14,700	730,443
AutoZone, Inc. †	1,400	669,116
Bed Bath & Beyond, Inc. †	2,300	184,690
Best Buy Co., Inc.	64,100	2,556,308
Big Lots, Inc. †	7,800	251,862
BorgWarner, Inc.	16,800	939,288
Brinker International, Inc.	12,400	574,616
Brunswick Corp.	20,700	953,442
Buckle, Inc./The	7,400	388,944
Cabela’s, Inc. †	11,000	733,260
Carter’s, Inc.	7,700	552,783
CBS Corp., Class B	103,400	6,590,716
Chico’s FAS, Inc.	25,500	480,420
Chipotle Mexican Grill, Inc. †	7,100	3,782,738
Cinemark Holdings, Inc.	15,800	526,614
Conn’s, Inc. †	14,700	1,158,213
CST Brands, Inc.	7,300	268,056
Dana Holding Corp.	34,800	682,776
Dick’s Sporting Goods, Inc.	4,600	267,260
Dillard’s, Inc., Class A	10,500	1,020,705
Discovery Communications, Inc., Class A †	35,066	3,170,668
DISH Network Corp., Class A †	43,800	2,536,896
Dollar General Corp. †	4,400	265,408
Dollar Tree, Inc. †	17,900	1,009,918
Domino’s Pizza, Inc.	10,800	752,220
DSW, Inc., Class A	13,200	564,036
Expedia, Inc.	20,700	1,441,962
Fifth & Pacific Cos., Inc. †	28,200	904,374
Foot Locker, Inc.	24,400	1,011,136
Ford Motor Co.	501,200	7,733,516
Fossil Group, Inc. †	6,900	827,586
GameStop Corp., Class A	31,300	1,541,838
Gannett Co., Inc.	56,300	1,665,354
General Motors Co. †	132,300	5,407,101
Gentex Corp.	13,000	428,870
Genuine Parts Co.	16,500	1,372,635
GNC Holdings, Inc., Class A	12,900	754,005
Goodyear Tire & Rubber Co./The	39,500	942,075
Groupon, Inc. †	157,300	1,851,421
H&R Block, Inc.	25,400	737,616
Harley-Davidson, Inc.	13,200	913,968
Hasbro, Inc.	3,200	176,032
HSN, Inc.	8,000	498,400
Hyatt Hotels Corp., Class A †	10,100	499,546
Jarden Corp. †	13,800	846,630
Johnson Controls, Inc.	105,900	5,432,670
L Brands, Inc.	15,600	964,860
Lamar Advertising Co., Class A †	12,300	642,675
Las Vegas Sands Corp.	117,900	9,298,773
Lennar Corp., Class A	11,900	470,764
Liberty Interactive Corp., Series A †	25,100	736,685
LKQ Corp. †	72,600	2,388,540
Lowe’s Cos., Inc.	106,200	5,262,210
Madison Square Garden Co./The, Class A †	11,000	633,380
Marriott International, Inc., Class A	9,100	449,176
Mattel, Inc.	48,600	2,312,388
MGM Resorts International †	96,100	2,260,272
Mohawk Industries, Inc. †	11,600	1,727,240
Netflix, Inc. †	19,800	7,289,766
News Corp., Class A †	74,725	1,346,544

	SHARES	VALUE (Note 2)
Consumer Discretionary - 20.9% (continued)
O’Reilly Automotive, Inc. †	7,200	$926,712
Panera Bread Co., Class A †	2,400	424,056
PetSmart, Inc.	9,200	669,300
Pier 1 Imports, Inc.	24,000	553,920
Polaris Industries, Inc.	10,200	1,485,528
priceline.com, Inc. †	8,800	10,229,120
PulteGroup, Inc.	45,100	918,687
PVH Corp.	9,800	1,332,996
Rent-A-Center, Inc.	8,000	266,720
Sally Beauty Holdings, Inc. †	22,600	683,198
Signet Jewelers Ltd. (Bermuda)	3,900	306,930
Sinclair Broadcast Group, Inc., Class A	51,400	1,836,522
Sirius XM Holdings, Inc. †	907,500	3,167,175
Six Flags Entertainment Corp.	32,600	1,200,332
Standard Pacific Corp. †	136,800	1,238,040
Starbucks Corp.	133,234	10,444,213
Starz, Class A †	20,900	611,116
Tempur Sealy International, Inc. †	2,600	140,296
Tenneco, Inc. †	19,000	1,074,830
Tesla Motors, Inc. †	38,100	5,729,478
Time Warner Cable, Inc.	5,500	745,250
Time Warner, Inc.	97,000	6,762,840
Toll Brothers, Inc. †	14,100	521,700
Tractor Supply Co.	16,000	1,241,280
TripAdvisor, Inc. †	45,200	3,743,916
TRW Automotive Holdings Corp. †	42,500	3,161,575
Tupperware Brands Corp.	4,600	434,838
Twenty-First Century Fox, Inc., Class A	219,300	7,714,974
Ulta Salon Cosmetics & Fragrance, Inc. †	8,300	801,116
Under Armour, Inc., Class A †	13,800	1,204,740
Urban Outfitters, Inc. †	12,700	471,170
VF Corp.	18,400	1,147,056
Viacom, Inc., Class B	52,900	4,620,286
Wendy’s Co./The	100,900	879,848
Whirlpool Corp.	21,900	3,435,234
Wolverine World Wide, Inc.	16,800	570,528
Wyndham Worldwide Corp.	26,300	1,938,047
Wynn Resorts Ltd.	3,900	757,419

		193,005,779

Consumer Staples - 4.1%
Beam, Inc.	5,400	367,524
Brown-Forman Corp., Class B	14,700	1,110,879
Casey’s General Stores, Inc.	5,900	414,475
Church & Dwight Co., Inc.	12,500	828,500
Coca-Cola Enterprises, Inc.	23,723	1,046,896
ConAgra Foods, Inc.	17,800	599,860
Constellation Brands, Inc., Class A †	32,500	2,287,350
Darling International, Inc. †	15,500	323,640
Dean Foods Co. †	15,900	273,321
Estee Lauder Cos., Inc./The, Class A	24,500	1,845,340
Green Mountain Coffee Roasters, Inc. †	45,900	3,469,122
Hain Celestial Group, Inc./The †	7,600	689,928
Herbalife Ltd. (Cayman Islands)	11,600	912,920
Hershey Co./The	16,700	1,623,741
Hillshire Brands Co.	8,960	299,622
Hormel Foods Corp.	19,500	880,815
Ingredion, Inc.	4,600	314,916
JM Smucker Co./The	6,800	704,616
Kroger Co./The	39,200	1,549,576
McCormick & Co., Inc.	12,000	827,040
Monster Beverage Corp. †	11,200	759,024
Nu Skin Enterprises, Inc., Class A	13,100	1,810,682

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2013 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 2)
Consumer Staples - 4.1% (continued)
PriceSmart, Inc.	7,900	$912,766
Rite Aid Corp. †	378,900	1,917,234
Safeway, Inc.	49,600	1,615,472
TreeHouse Foods, Inc. †	4,700	323,924
Tyson Foods, Inc., Class A	22,700	759,542
Walgreen Co.	126,000	7,237,440
WhiteWave Foods Co., Class A †	11,568	265,370
Whole Foods Market, Inc.	30,000	1,734,900

		37,706,435

Energy - 6.0%
Atwood Oceanics, Inc. †	7,100	379,069
Cabot Oil & Gas Corp.	115,900	4,492,284
Cameron International Corp. †	8,700	517,911
CARBO Ceramics, Inc.	3,900	454,467
Cheniere Energy, Inc. †	24,100	1,039,192
Chesapeake Energy Corp.	66,700	1,810,238
Cimarex Energy Co.	17,000	1,783,470
Cobalt International Energy, Inc. †	28,800	473,760
Continental Resources, Inc. †	17,300	1,946,596
CVR Energy, Inc.	12,300	534,189
Dresser-Rand Group, Inc. †	3,600	214,668
Energen Corp.	2,800	198,100
Energy XXI Bermuda Ltd. (Bermuda)	4,500	121,770
EOG Resources, Inc.	38,200	6,411,488
EQT Corp.	8,600	772,108
Golar LNG Ltd. (Bermuda)	10,300	373,787
Gulfport Energy Corp. †	41,600	2,627,040
Halliburton Co.	123,480	6,266,610
Hess Corp.	40,700	3,378,100
Kodiak Oil & Gas Corp. †	51,900	581,799
Marathon Oil Corp.	43,500	1,535,550
Marathon Petroleum Corp.	1,300	119,249
Noble Energy, Inc.	47,700	3,248,847
Oasis Petroleum, Inc. †	15,700	737,429
Oceaneering International, Inc.	18,800	1,482,944
Patterson-UTI Energy, Inc.	32,200	815,304
Phillips 66	8,500	655,605
Pioneer Natural Resources Co.	32,100	5,908,647
Rosetta Resources, Inc. †	10,000	480,400
Seadrill Ltd. (Bermuda)	20,500	842,140
SM Energy Co.	8,300	689,813
Targa Resources Corp.	9,600	846,432
Tesoro Corp.	20,700	1,210,950
Tidewater, Inc.	2,900	171,883
Western Refining, Inc.	37,700	1,598,857
World Fuel Services Corp.	7,000	302,120

		55,022,816

Financials - 14.6%
Allstate Corp./The	65,400	3,566,916
American Capital Ltd. †	144,100	2,253,724
American Express Co.	58,800	5,334,924
American Financial Group, Inc.	8,200	473,304
American International Group, Inc.	225,300	11,501,565
American Realty Capital Properties, Inc. REIT	44,100	567,126
Ameriprise Financial, Inc.	8,400	966,420
Aon PLC	11,400	956,346
Arch Capital Group Ltd. (Bermuda) †	13,000	775,970
Bank of America Corp.	615,100	9,577,107
Bank of New York Mellon Corp./The	41,300	1,443,022
BB&T Corp.	32,600	1,216,632
BlackRock, Inc.	16,300	5,158,461
Capitol Federal Financial, Inc.	26,600	322,126

	SHARES	VALUE (Note 2)
Financials - 14.6% (continued)
CBL & Associates Properties, Inc. REIT	22,000	$395,120
Charles Schwab Corp./The	201,200	5,231,200
Chubb Corp./The	10,500	1,014,615
Cincinnati Financial Corp.	26,000	1,361,620
Citigroup, Inc.	8,200	427,302
CME Group, Inc.	31,900	2,502,874
Corrections Corp. of America REIT	18,552	594,963
Discover Financial Services	34,700	1,941,465
Douglas Emmett, Inc. REIT	8,500	197,965
Erie Indemnity Co., Class A	2,000	146,240
Everest Re Group Ltd.	4,800	748,176
Extra Space Storage, Inc. REIT	11,900	501,347
Fidelity National Financial, Inc., Class A	47,700	1,547,865
Fifth Third Bancorp	103,800	2,182,914
Financial Engines, Inc.	13,000	903,240
Franklin Resources, Inc.	56,700	3,273,291
General Growth Properties, Inc. REIT	109,100	2,189,637
Genworth Financial, Inc., Class A †	250,400	3,888,712
Goldman Sachs Group, Inc./The	14,400	2,552,544
Hartford Financial Services Group, Inc.	116,200	4,209,926
Huntington Bancshares, Inc.	70,400	679,360
IntercontinentalExchange Group, Inc.	4,100	922,172
Invesco Ltd.	39,300	1,430,520
KeyCorp	59,300	795,806
Lincoln National Corp.	76,600	3,954,092
M&T Bank Corp.	4,900	570,458
Macerich Co./The REIT	7,100	418,119
McGraw Hill Financial, Inc.	24,400	1,908,080
MetLife, Inc.	129,400	6,977,248
MGIC Investment Corp. †	218,500	1,844,140
Moody’s Corp.	18,400	1,443,848
Morgan Stanley	331,800	10,405,248
NASDAQ OMX Group, Inc./The	5,000	199,000
Nationstar Mortgage Holdings, Inc. †	18,900	698,544
Ocwen Financial Corp. †	48,900	2,711,505
PartnerRe Ltd. (Bermuda)	6,800	716,924
Post Properties, Inc. REIT	5,900	266,857
Principal Financial Group, Inc.	35,700	1,760,367
Prudential Financial, Inc.	64,200	5,920,524
Regions Financial Corp.	174,400	1,724,816
RenaissanceRe Holdings Ltd.	4,100	399,094
Rouse Properties, Inc. REIT	303	6,723
Signature Bank †	5,800	623,036
SLM Corp.	29,600	777,888
State Street Corp.	64,100	4,704,299
SunTrust Banks, Inc.	49,000	1,803,690
Torchmark Corp.	9,400	734,610
Weingarten Realty Investors REIT	5,400	148,068
WR Berkley Corp.	13,700	594,443

		135,064,138

Health Care - 15.5%
Actavis PLC †	25,000	4,200,000
Aegerion Pharmaceuticals, Inc. †	19,100	1,355,336
Aetna, Inc.	61,900	4,245,721
Alexion Pharmaceuticals, Inc. †	13,600	1,809,616
Align Technology, Inc. †	13,100	748,665
Alnylam Pharmaceuticals, Inc. †	14,400	926,352
AmerisourceBergen Corp.	24,900	1,750,719
Amgen, Inc.	2,900	331,064
Arena Pharmaceuticals, Inc. †	120,400	704,340
athenahealth, Inc. †	6,800	914,600
Biogen Idec, Inc. †	36,400	10,182,900
BioMarin Pharmaceutical, Inc. †	26,700	1,876,209

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 2)
Health Care - 15.5% (continued)
Boston Scientific Corp. †	207,300	$2,491,746
Bristol-Myers Squibb Co.	192,700	10,242,005
Brookdale Senior Living, Inc. †	19,500	530,010
Cardinal Health, Inc.	13,500	901,935
Catamaran Corp. †	43,600	2,070,128
Celgene Corp. †	67,800	11,455,488
Cepheid, Inc. †	11,200	523,264
Cerner Corp. †	31,000	1,727,940
Cigna Corp.	51,500	4,505,220
Community Health Systems, Inc. †	16,800	659,736
Cooper Cos., Inc./The	7,400	916,416
Cubist Pharmaceuticals, Inc. †	8,600	592,282
DaVita HealthCare Partners, Inc. †	28,200	1,787,034
Endo Health Solutions, Inc. †	16,000	1,079,360
Express Scripts Holding Co. †	9,700	681,328
Gilead Sciences, Inc. †	231,900	17,427,285
HCA Holdings, Inc. †	66,900	3,191,799
Henry Schein, Inc. †	4,600	525,596
Hill-Rom Holdings, Inc.	3,500	144,690
HMS Holdings Corp. †	5,700	129,561
IDEXX Laboratories, Inc. †	4,000	425,480
Illumina, Inc. †	28,200	3,119,484
Incyte Corp. Ltd. †	40,400	2,045,452
Isis Pharmaceuticals, Inc. †	43,800	1,744,992
Jazz Pharmaceuticals PLC (Ireland) †	8,000	1,012,480
McKesson Corp.	29,800	4,809,720
Medidata Solutions, Inc. †	30,000	1,817,100
Medivation, Inc. †	39,600	2,527,272
Medtronic, Inc.	9,500	545,205
Mylan, Inc. †	57,600	2,499,840
NPS Pharmaceuticals, Inc. †	31,000	941,160
Omnicare, Inc.	8,700	525,132
OPKO Health, Inc. †	88,500	746,940
Perrigo Co. PLC	9,300	1,427,178
Pharmacyclics, Inc. †	32,300	3,416,694
Questcor Pharmaceuticals, Inc.	23,500	1,279,575
Regeneron Pharmaceuticals, Inc. †	19,000	5,229,560
ResMed, Inc.	13,000	612,040
Salix Pharmaceuticals Ltd. †	10,400	935,376
St. Jude Medical, Inc.	14,500	898,275
Tenet Healthcare Corp. †	33,600	1,415,232
Thermo Fisher Scientific, Inc.	39,200	4,364,920
UnitedHealth Group, Inc.	12,300	926,190
Vertex Pharmaceuticals, Inc. †	35,300	2,622,790
Vivus, Inc. †	37,700	342,316
WellCare Health Plans, Inc. †	10,500	739,410
WellPoint, Inc.	30,400	2,808,656
Zimmer Holdings, Inc.	8,000	745,520
Zoetis, Inc.	64,356	2,103,798

		143,256,132

Industrials - 13.1%
A. O. Smith Corp.	16,200	873,828
Acacia Research Corp.	8,700	126,498
ACCO Brands Corp. †	1,715	11,525
Acuity Brands, Inc.	2,600	284,232
Alaska Air Group, Inc.	17,800	1,305,986
AMERCO †	1,900	451,896
AMETEK, Inc.	6,900	363,423
Avis Budget Group, Inc. †	49,800	2,012,916
B/E Aerospace, Inc. †	42,400	3,690,072
Boeing Co./The	120,400	16,433,396
Chart Industries, Inc. †	14,700	1,405,908
Clean Harbors, Inc. †	4,800	287,808
Copa Holdings SA, Class A (Panama)	16,100	2,577,771
Copart, Inc. †	14,400	527,760

	SHARES	VALUE (Note 2)
Industrials - 13.1% (continued)
Cummins, Inc.	12,600	$1,776,222
Delta Air Lines, Inc.	194,700	5,348,409
Donaldson Co., Inc.	8,800	382,448
Dover Corp.	26,300	2,539,002
Fastenal Co.	21,700	1,030,967
FedEx Corp.	15,800	2,271,566
Flowserve Corp.	21,600	1,702,728
Fluor Corp.	2,700	216,783
Fortune Brands Home & Security, Inc.	83,500	3,815,950
Generac Holdings, Inc.	35,100	1,988,064
Genesee & Wyoming, Inc., Class A †	9,100	874,055
Hertz Global Holdings, Inc. †	118,000	3,377,160
Hexcel Corp. †	15,700	701,633
Honeywell International, Inc.	71,500	6,532,955
Hubbell, Inc., Class B	3,700	402,930
IHS, Inc., Class A †	4,100	490,770
Illinois Tool Works, Inc.	27,200	2,286,976
Iron Mountain, Inc.	18,945	574,981
JB Hunt Transport Services, Inc.	14,400	1,113,120
Kansas City Southern	19,900	2,464,217
KBR, Inc.	3,900	124,371
Kennametal, Inc.	7,500	390,525
Kirby Corp. †	4,600	456,550
Lockheed Martin Corp.	26,300	3,909,758
Manitowoc Co., Inc./The	38,300	893,156
Masco Corp.	61,500	1,400,355
Mueller Industries, Inc.	6,500	409,565
Nordson Corp.	3,200	237,760
Northrop Grumman Corp.	25,100	2,876,711
Old Dominion Freight Line, Inc. †	11,100	588,522
Oshkosh Corp.	16,100	811,118
Owens Corning †	19,000	773,680
PACCAR, Inc.	13,500	798,795
Pall Corp.	7,000	597,450
Polypore International, Inc. †	10,200	396,780
Precision Castparts Corp.	11,700	3,150,810
Raytheon Co.	38,600	3,501,020
Rockwell Automation, Inc.	14,900	1,760,584
Roper Industries, Inc.	9,300	1,289,724
SolarCity Corp. †	16,900	960,258
Southwest Airlines Co.	97,700	1,840,668
SPX Corp.	4,900	488,089
Stericycle, Inc. †	7,700	894,509
Swift Transportation Co. †	39,100	868,411
Terex Corp.	69,000	2,897,310
Textron, Inc.	18,300	672,708
Timken Co.	19,800	1,090,386
Towers Watson & Co., Class A	12,400	1,582,364
TransDigm Group, Inc.	9,000	1,449,180
Triumph Group, Inc.	6,300	479,241
Union Pacific Corp.	8,200	1,377,600
United Continental Holdings, Inc. †	67,200	2,542,176
United Rentals, Inc. †	24,700	1,925,365
USG Corp. †	39,400	1,118,172
Verisk Analytics, Inc., Class A †	18,500	1,215,820
WABCO Holdings, Inc. †	2,900	270,889
Wabtec Corp.	8,800	653,576
Waste Connections, Inc.	8,300	362,129
Werner Enterprises, Inc.	10,900	269,557
WESCO International, Inc. †	7,500	683,025
Woodward, Inc.	3,200	145,952
WW Grainger, Inc.	9,500	2,426,490

		120,825,064

Information Technology - 20.8%
3D Systems Corp. †	50,800	4,720,844

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 2)
Information Technology - 20.8% (continued)
Activision Blizzard, Inc.	131,000	$2,335,730
Adobe Systems, Inc. †	81,700	4,892,196
Akamai Technologies, Inc. †	12,800	603,904
Alliance Data Systems Corp. †	4,600	1,209,478
Amphenol Corp., Class A	8,600	766,948
ANSYS, Inc. †	5,600	488,320
AOL, Inc. †	32,400	1,510,488
Applied Materials, Inc.	200,100	3,539,769
Arrow Electronics, Inc. †	8,600	466,550
Automatic Data Processing, Inc.	19,700	1,591,957
CA, Inc.	16,500	555,225
Cadence Design Systems, Inc. †	23,600	330,872
Cirrus Logic, Inc. †	28,800	588,384
Cisco Systems, Inc.	21,400	480,430
Citrix Systems, Inc. †	7,700	487,025
CommVault Systems, Inc. †	8,200	614,016
Computer Sciences Corp.	13,600	759,968
Concur Technologies, Inc. †	6,600	680,988
CoreLogic, Inc. †	18,100	643,093
Cree, Inc. †	63,500	3,973,195
Electronic Arts, Inc. †	95,000	2,179,300
F5 Networks, Inc. †	6,500	590,590
Facebook, Inc., Class A †	365,700	19,989,162
FactSet Research Systems, Inc.	1,300	141,154
Fairchild Semiconductor International, Inc. †	7,700	102,795
Fidelity National Information Services, Inc.	18,200	976,976
First Solar, Inc. †	49,700	2,715,608
Fiserv, Inc. †	29,200	1,724,260
FleetCor Technologies, Inc. †	24,700	2,894,099
Fortinet, Inc. †	19,300	369,209
Gartner, Inc. †	6,200	440,510
Google, Inc., Class A †	26,800	30,035,028
Hewlett-Packard Co.	275,000	7,694,500
IAC/InterActiveCorp	16,100	1,105,909
InterDigital, Inc.	6,200	182,838
Intuit, Inc.	8,200	625,824
IPG Photonics Corp. †	3,700	287,157
Jabil Circuit, Inc.	15,000	261,600
Jack Henry & Associates, Inc.	8,800	521,048
KLA-Tencor Corp.	11,300	728,398
Lam Research Corp. †	15,600	849,420
LinkedIn Corp., Class A †	21,900	4,748,577
MasterCard, Inc., Class A	14,900	12,448,354
Maxim Integrated Products, Inc.	21,200	591,692
Micron Technology, Inc. †	234,800	5,109,248
Microsoft Corp.	309,100	11,569,613
Motorola Solutions, Inc.	10,300	695,250
NCR Corp. †	8,300	282,698
NetSuite, Inc. †	17,000	1,751,340
NeuStar, Inc., Class A †	8,700	433,782
Pandora Media, Inc. †	72,900	1,939,140
Rackspace Hosting, Inc. †	17,600	688,688
Red Hat, Inc. †	7,400	414,696
Salesforce.com, Inc. †	14,900	822,331
SanDisk Corp.	42,700	3,012,058
ServiceNow, Inc. †	31,700	1,775,517
SolarWinds, Inc. †	12,600	476,658
Solera Holdings, Inc.	5,700	403,332
Splunk, Inc. †	38,600	2,650,662
SunPower Corp. †	59,300	1,767,733
Symantec Corp.	86,600	2,042,028
Texas Instruments, Inc.	110,500	4,852,055
TIBCO Software, Inc. †	20,000	449,600

	SHARES	VALUE (Note 2)
Information Technology - 20.8% (continued)
Total System Services, Inc.	15,100	$502,528
Trimble Navigation Ltd. †	6,800	235,960
Ubiquiti Networks, Inc. †	45,300	2,081,988
Universal Display Corp. †	8,600	295,496
VeriSign, Inc. †	22,700	1,357,006
Visa, Inc., Class A	9,600	2,137,728
Vishay Intertechnology, Inc. †	8,200	108,732
Western Digital Corp.	65,100	5,461,890
Xerox Corp.	164,600	2,003,182
Xilinx, Inc.	28,100	1,290,352
Yahoo!, Inc. †	167,500	6,773,700
Yelp, Inc. †	39,500	2,723,525
Zebra Technologies Corp., Class A †	3,200	173,056
Zillow, Inc., Class A †	21,300	1,740,849

		191,465,809

Materials - 2.7%
Airgas, Inc.	4,900	548,065
Albemarle Corp.	4,000	253,560
Ashland, Inc.	6,600	640,464
Axiall Corp.	8,150	386,636
Ball Corp.	5,200	268,632
Carpenter Technology Corp.	5,700	354,540
Celanese Corp., Series A	7,000	387,170
Eagle Materials, Inc.	18,800	1,455,684
Eastman Chemical Co.	7,300	589,110
Ecolab, Inc.	26,400	2,752,728
FMC Corp.	8,000	603,680
Huntsman Corp.	30,500	750,300
International Flavors & Fragrances, Inc.	6,500	558,870
International Paper Co.	19,100	936,473
Louisiana-Pacific Corp. †	71,200	1,317,912
MeadWestvaco Corp.	5,200	192,036
NewMarket Corp.	1,600	534,640
Packaging Corp. of America	14,500	917,560
PPG Industries, Inc.	20,797	3,944,359
Rock Tenn Co., Class A	7,000	735,070
Rockwood Holdings, Inc.	5,700	409,944
Royal Gold, Inc.	4,300	198,101
Sherwin-Williams Co./The	14,600	2,679,100
SunCoke Energy, Inc. †	2,334	53,239
Valspar Corp./The	8,500	605,965
Vulcan Materials Co.	9,800	582,316
Westlake Chemical Corp.	12,800	1,562,496
WR Grace & Co. †	3,700	365,819

		24,584,469

Telecommunication Services - 0.3%
Level 3 Communications, Inc. †	21,386	709,374
SBA Communications Corp., Class A †	23,400	2,102,256

		2,811,630

Utilities - 1.1%
AGL Resources, Inc.	7,100	335,333
American Water Works Co., Inc.	20,500	866,330
Atmos Energy Corp.	9,100	413,322
Calpine Corp. †	27,100	528,721
Cleco Corp.	8,100	377,622
CMS Energy Corp.	23,000	615,710
DTE Energy Co.	4,600	305,394
Hawaiian Electric Industries, Inc.	11,500	299,690
ITC Holdings Corp.	7,500	718,650
National Fuel Gas Co.	5,400	385,560
NiSource, Inc.	5,300	174,264
OGE Energy Corp.	14,600	494,940

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 2)
Utilities - 1.1% (continued)
ONEOK, Inc.	22,400	$1,392,832
Portland General Electric Co.	12,000	362,400
Questar Corp.	15,300	351,747
Sempra Energy	11,900	1,068,144
UIL Holdings Corp.	7,700	298,375
WGL Holdings, Inc.	6,900	276,414
Wisconsin Energy Corp.	15,100	624,234

		9,889,682

TOTAL COMMON STOCKS (cost $714,358,741)		913,631,954

MONEY MARKET FUNDS - 0.7%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(a)
(cost $6,528,381)	6,528,381	6,528,381

TOTAL INVESTMENTS - 99.8% (cost $720,887,122)		920,160,335

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2% (b)(c)		1,391,819

NET ASSETS - 100.0%		$921,552,154

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of December 31, 2013.
(b)	Includes appreciation on futures.
(c)	Represents less than 0.05 percent of net assets.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

Open futures contracts outstanding at December 31, 2013:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2013	UNREALIZED APPRECIATION
Long Contracts:
77	Barclays Capital	S&P 500 E-Mini Futures	March 21, 2014	$6,916,493	$7,088,235	$171,742

Cash held as collateral with Barclays Capital for futures contracts was $37,110 at December 31, 2013.

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2013 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

COMMON STOCKS - 99.3%	SHARES	VALUE (Note 2)
Consumer Discretionary - 17.5%
1-800-Flowers.com, Inc., Class A †	24,900	$134,709
AFC Enterprises, Inc. †	10,200	392,700
American Axle & Manufacturing Holdings, Inc. †	32,900	672,805
America’s Car-Mart, Inc. †	3,100	130,913
Arctic Cat, Inc.	7,800	444,444
Asbury Automotive Group, Inc. †	17,000	913,580
Ascent Capital Group, Inc., Class A †	3,000	256,680
Big 5 Sporting Goods Corp.	14,100	279,462
Black Diamond, Inc. †	2,900	38,657
Bob Evans Farms, Inc.	5,300	268,127
Bon-Ton Stores, Inc./The	7,500	122,100
Boyd Gaming Corp. †	67,000	754,420
Bridgepoint Education, Inc. †	12,899	228,441
Brown Shoe Co., Inc.	4,700	132,258
Buffalo Wild Wings, Inc. †	2,000	294,400
Caesars Entertainment Corp. †	14,800	318,792
Capella Education Co.	6,300	418,572
Carmike Cinemas, Inc. †	14,400	400,896
Carriage Services, Inc.	20,100	392,553
Cavco Industries, Inc. †	1,300	89,310
Century Casinos, Inc. †	13,700	71,377
Christopher & Banks Corp. †	48,200	411,628
Churchill Downs, Inc.	3,600	322,740
Chuy’s Holdings, Inc. †	3,600	129,672
Conn’s, Inc. †	4,300	338,797
Core-Mark Holding Co., Inc.	2,900	220,197
Cracker Barrel Old Country Store, Inc.	6,200	682,434
Cumulus Media, Inc., Class A †	114,500	885,085
Deckers Outdoor Corp. †	11,100	937,506
Denny’s Corp. †	18,100	130,139
Destination Maternity Corp.	3,000	89,640
Destination XL Group, Inc. †	22,800	149,796
DeVry Education Group, Inc.	5,400	191,700
Dex Media, Inc. †	49,200	333,576
DineEquity, Inc.	3,700	309,135
Dixie Group, Inc./The †	5,800	76,560
Dorman Products, Inc. †	14,964	839,032
Drew Industries, Inc.	5,900	302,080
Education Management Corp. †	18,900	190,701
Einstein Noah Restaurant Group, Inc.	3,600	52,200
Entravision Communications Corp., Class A	91,000	554,190
EW Scripps Co., Class A †	23,500	510,420
Express, Inc. †	25,900	483,553
Federal-Mogul Corp. †	54,400	1,070,592
Fiesta Restaurant Group, Inc. †	18,900	987,336
Fifth & Pacific Cos., Inc. †	10,000	320,700
Fred’s, Inc., Class A	7,400	137,048
FTD Cos., Inc. †	5,720	186,358
Gentherm, Inc. †	8,800	235,928
G-III Apparel Group Ltd. †	10,800	796,932
Grand Canyon Education, Inc. †	19,200	837,120
Gray Television, Inc. †	62,600	931,488
Haverty Furniture Cos., Inc.	7,500	234,750
Helen of Troy Ltd. (Bermuda) †	2,700	133,677
hhgregg, Inc. †	27,100	378,587
Iconix Brand Group, Inc. †	22,500	893,250
Interval Leisure Group, Inc.	9,000	278,100
iRobot Corp. †	14,400	500,688
ITT Educational Services, Inc. †	7,900	265,282
Jack in the Box, Inc. †	10,800	540,216

	SHARES	VALUE (Note 2)
Consumer Discretionary - 17.5% (continued)
Jamba, Inc. †	11,680	$145,182
Journal Communications, Inc., Class A †	7,300	67,963
K12, Inc. †	7,600	165,300
Kirkland’s, Inc. †	11,900	281,673
Krispy Kreme Doughnuts, Inc. †	37,200	717,588
La-Z-Boy, Inc.	22,300	691,300
Lee Enterprises, Inc. †	79,900	277,253
Libbey, Inc. †	4,300	90,300
LifeLock, Inc. †	16,900	277,329
Lithia Motors, Inc., Class A	15,000	1,041,300
Loral Space & Communications, Inc. †	9,000	728,820
Lumber Liquidators Holdings, Inc. †	400	41,156
M/I Homes, Inc. †	6,100	155,245
MarineMax, Inc. †	10,100	162,408
Marriott Vacations Worldwide Corp. †	5,300	279,628
MDC Partners, Inc., Class A	24,600	627,546
Men’s Wearhouse, Inc./The	5,300	270,724
Meredith Corp.	15,100	782,180
Modine Manufacturing Co. †	30,000	384,600
Monarch Casino & Resort, Inc. †	12,000	240,960
Motorcar Parts of America, Inc. †	19,200	370,560
Movado Group, Inc.	3,500	154,035
Multimedia Games Holding Co., Inc. †	17,500	548,800
NACCO Industries, Inc., Class A	5,100	317,169
Nautilus, Inc. †	41,300	348,159
New York & Co., Inc. †	17,200	75,164
New York Times Co./The, Class A	25,000	396,750
Nexstar Broadcasting Group, Inc., Class A	21,200	1,181,476
Nutrisystem, Inc.	14,300	235,092
Office Depot, Inc. †	98,300	520,007
Orbitz Worldwide, Inc. †	75,000	538,500
Overstock.com, Inc. †	16,800	517,272
Oxford Industries, Inc.	4,300	346,881
Pacific Sunwear of California, Inc. †	53,500	178,690
Papa John’s International, Inc.	8,200	372,280
Perry Ellis International, Inc. †	10,100	159,479
Pinnacle Entertainment, Inc. †	20,900	543,191
Quiksilver, Inc. †	78,900	691,953
Red Robin Gourmet Burgers, Inc. †	10,700	786,878
Rentrak Corp. †	4,700	178,083
Ruth’s Hospitality Group, Inc.	22,500	319,725
Scholastic Corp.	3,800	129,238
Scientific Games Corp., Class A †	44,100	746,613
Select Comfort Corp. †	1,900	40,071
Shoe Carnival, Inc.	4,200	121,842
Shutterfly, Inc. †	18,600	947,298
Sinclair Broadcast Group, Inc., Class A	5,700	203,661
Skechers U.S.A., Inc., Class A †	16,200	536,706
Sonic Automotive, Inc., Class A	1,500	36,720
Sonic Corp. †	28,000	565,320
Speed Commerce, Inc. †	25,500	119,085
Standard Motor Products, Inc.	18,100	666,080
Stein Mart, Inc.	23,200	312,040
Steiner Leisure Ltd. (Bahamas) †	1,700	83,623
Stoneridge, Inc. †	20,500	261,375
Sturm, Ruger & Co., Inc.	1,900	138,871
Tempur Sealy International, Inc. †	6,800	366,928
Texas Roadhouse, Inc.	22,100	614,380
Thor Industries, Inc.	3,900	215,397
Tile Shop Holdings, Inc. †	18,900	341,523
Tower International, Inc. †	18,300	391,620

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2013 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Consumer Discretionary - 17.5% (continued)
Town Sports International Holdings, Inc.	5,300	$78,228
Tuesday Morning Corp. †	34,500	550,620
Unifi, Inc. †	11,200	305,088
Universal Electronics, Inc. †	9,000	342,990
ValueVision Media, Inc., Class A †	69,300	484,407
VOXX International Corp. †	10,300	172,010
Winnebago Industries, Inc. †	14,300	392,535
World Wrestling Entertainment, Inc., Class A	7,200	119,376
Zale Corp. †	28,400	447,868

		49,564,141

Consumer Staples - 2.9%
Andersons, Inc./The	6,800	606,356
Boston Beer Co., Inc./The, Class A †	2,000	483,580
Boulder Brands, Inc. †	11,800	187,148
Calavo Growers, Inc.	4,000	121,040
Cal-Maine Foods, Inc.	5,200	313,196
Chiquita Brands International, Inc. †	13,500	157,950
Coca-Cola Bottling Co. Consolidated	1,200	87,828
Craft Brew Alliance, Inc. †	8,600	141,212
Harbinger Group, Inc. †	14,900	176,565
Ingles Markets, Inc., Class A	3,400	92,140
Inter Parfums, Inc.	10,000	358,100
J&J Snack Foods Corp.	3,500	310,065
Medifast, Inc. †	6,400	167,232
Natural Grocers by Vitamin Cottage, Inc. †	10,500	445,725
Omega Protein Corp. †	13,000	159,770
Prestige Brands Holdings, Inc. †	23,700	848,460
Revlon, Inc., Class A †	14,300	356,928
Rite Aid Corp. †	56,500	285,890
Roundy’s, Inc.	13,800	136,068
Spartan Stores, Inc.	6,500	157,820
Star Scientific, Inc. †	64,200	74,472
SUPERVALU, Inc. †	142,800	1,041,012
Susser Holdings Corp. †	7,900	517,371
USANA Health Sciences, Inc. †	5,400	408,132
WD-40 Co.	4,600	343,528
Weis Markets, Inc.	2,000	105,120

		8,082,708

Energy - 5.5%
Abraxas Petroleum Corp. †	37,300	122,344
Approach Resources, Inc. †	500	9,645
Bonanza Creek Energy, Inc. †	22,200	965,034
Carrizo Oil & Gas, Inc. †	19,000	850,630
Cheniere Energy, Inc. †	3,800	163,856
Clayton Williams Energy, Inc. †	1,200	98,340
Crosstex Energy, Inc.	20,900	755,744
Dawson Geophysical Co. †	6,000	202,920
Diamondback Energy, Inc. †	8,900	470,454
EPL Oil & Gas, Inc. †	19,600	558,600
Exterran Holdings, Inc. †	16,600	567,720
Gastar Exploration, Inc. †	22,700	157,084
Goodrich Petroleum Corp. †	26,800	456,136
Green Plains Renewable Energy, Inc.	22,200	430,458
Gulf Island Fabrication, Inc.	3,100	71,982
Hercules Offshore, Inc. †	32,400	211,572
Hornbeck Offshore Services, Inc. †	15,200	748,296
Magnum Hunter Resources Corp. †	74,800	546,788
Matador Resources Co. †	32,000	596,480
Matrix Service Co. †	3,000	73,410

	SHARES	VALUE (Note 2)
Energy - 5.5% (continued)
Miller Energy Resources, Inc. †	55,000	$387,200
Mitcham Industries, Inc. †	5,800	102,718
Natural Gas Services Group, Inc. †	6,200	170,934
Newpark Resources, Inc. †	46,600	572,714
Parker Drilling Co. †	29,100	236,583
PDC Energy, Inc. †	18,800	1,000,536
Penn Virginia Corp. †	27,800	262,154
PHI, Inc. †	1,900	82,460
Renewable Energy Group, Inc. †	39,400	451,524
Rentech, Inc. †	52,300	91,525
REX American Resources Corp. †	5,400	241,434
Rex Energy Corp. †	23,600	465,156
RigNet, Inc. †	11,700	560,781
Sanchez Energy Corp. †	10,500	257,355
SemGroup Corp., Class A	13,300	867,559
Stone Energy Corp. †	10,200	352,818
Synergy Resources Corp. †	18,500	171,310
Tesco Corp. †	26,300	520,214
TETRA Technologies, Inc. †	35,900	443,724
VAALCO Energy, Inc. †	13,800	95,082
Willbros Group, Inc. †	37,800	356,076

		15,747,350

Financials - 13.7%
1st Source Corp.	900	28,746
American Equity Investment Life Holding Co.	26,100	688,518
Ameris Bancorp †	6,401	135,125
AMERISAFE, Inc.	4,000	168,960
Amtrust Financial Services, Inc.	6,500	212,485
Argo Group International Holdings Ltd. (Bermuda)	3,200	148,768
Arlington Asset Investment Corp., Class A	2,800	73,892
Ashford Hospitality Prime, Inc. REIT	5,780	105,196
Ashford Hospitality Trust, Inc. REIT	28,900	239,292
Banco Latinoamericano de Comercio
Exterior SA, Class E (Panama)	8,600	240,972
Bancorp, Inc. †	16,000	286,560
BancorpSouth, Inc.	11,000	279,620
Bank of the Ozarks, Inc.	17,000	962,030
Banner Corp.	12,000	537,840
BBCN Bancorp, Inc.	22,400	371,616
Beneficial Mutual Bancorp, Inc. †	2,600	28,392
Berkshire Hills Bancorp, Inc.	5,000	136,350
BGC Partners, Inc., Class A	38,000	230,280
BlackRock Kelso Capital Corp.	15,700	146,481
BofI Holding, Inc. †	12,300	964,689
Boston Private Financial Holdings, Inc.	32,500	410,150
Cardinal Financial Corp.	6,300	113,400
Chemical Financial Corp.	1,500	47,505
City Holding Co.	1,300	60,229
CNO Financial Group, Inc.	12,500	221,125
Cohen & Steers, Inc.	3,000	120,180
Community Trust Bancorp, Inc.	3,300	149,028
Consumer Portfolio Services, Inc. †	32,700	307,053
CoreSite Realty Corp. REIT	9,200	296,148
Credit Acceptance Corp. †	318	41,337
Diamond Hill Investment Group, Inc.	200	23,668
Eagle Bancorp, Inc. †	10,439	319,746
eHealth, Inc. †	10,800	502,092
Employers Holdings, Inc.	3,300	104,445
Encore Capital Group, Inc. †	7,274	365,591
Enstar Group Ltd. (Bermuda) †	2,000	277,820

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Financials - 13.7% (continued)
Evercore Partners, Inc., Class A	14,800	$884,744
FBL Financial Group, Inc., Class A	7,100	318,009
FBR & Co. †	10,700	282,266
Federal Agricultural Mortgage Corp., Class C	7,100	243,175
FelCor Lodging Trust, Inc. REIT †	33,500	273,360
Fidelity Southern Corp.	8,734	145,072
Financial Engines, Inc.	3,300	229,284
First Busey Corp.	1,100	6,380
First Cash Financial Services, Inc. †	4,700	290,648
First Commonwealth Financial Corp.	18,100	159,642
First Financial Bancorp	1,700	29,631
First Financial Bankshares, Inc.	7,000	464,240
First Financial Holdings, Inc.	2,400	159,624
First Interstate Bancsystem, Inc.	10,000	283,700
First Merchants Corp.	9,200	209,392
First Midwest Bancorp, Inc.	10,800	189,324
Flagstar Bancorp, Inc. †	10,000	196,200
Forestar Group, Inc. †	13,900	295,653
FXCM, Inc., Class A	12,800	228,352
Gain Capital Holdings, Inc.	23,700	177,987
GAMCO Investors, Inc., Class A	1,000	86,970
Geo Group, Inc./The REIT	7,526	242,488
Glacier Bancorp, Inc.	34,500	1,027,755
Gladstone Capital Corp.	7,300	70,080
Gladstone Commercial Corp. REIT	5,400	97,038
Gladstone Investment Corp.	9,900	79,794
Gramercy Property Trust, Inc. REIT †	20,400	117,300
Green Dot Corp., Class A †	12,200	306,830
Hanmi Financial Corp.	9,600	210,144
Hanover Insurance Group, Inc./The	4,400	262,724
HCI Group, Inc.	14,300	765,050
Hercules Technology Growth Capital, Inc.	14,300	234,520
HFF, Inc., Class A †	13,000	349,050
Hilltop Holdings, Inc. †	6,000	138,780
Home BancShares, Inc.	28,000	1,045,800
Home Loan Servicing Solutions Ltd. (Cayman Islands)	3,400	78,098
HomeStreet, Inc.	7,500	150,000
Horace Mann Educators Corp.	8,000	252,320
Horizon Technology Finance Corp.	900	12,789
Independent Bank Corp. †	18,000	256,785
Infinity Property & Casualty Corp.	3,300	236,775
International Bancshares Corp.	14,900	393,211
INTL FCStone, Inc. †	3,000	55,620
Investment Technology Group, Inc. †	10,100	207,656
Investors Bancorp, Inc.	8,700	222,546
KCAP Financial, Inc.	23,900	192,873
Kemper Corp.	7,000	286,160
Ladenburg Thalmann Financial Services, Inc. †	12,400	38,812
Lakeland Financial Corp.	7,600	296,400
Maiden Holdings Ltd. (Bermuda)	15,800	172,694
MarketAxess Holdings, Inc.	18,282	1,222,517
MB Financial, Inc.	15,200	487,768
Medallion Financial Corp.	7,700	110,495
Medley Capital Corp.	5,700	78,945
MGIC Investment Corp. †	47,900	404,276
Monmouth Real Estate Investment Corp., Class A REIT	8,600	78,174
MVC Capital, Inc.	4,300	58,050
Nelnet, Inc., Class A	12,800	539,392

	SHARES	VALUE (Note 2)
Financials - 13.7% (continued)
OneBeacon Insurance Group Ltd.,
Class A	14,400	$227,808
Oritani Financial Corp.	10,200	163,710
PacWest Bancorp	13,000	548,860
Phoenix Cos., Inc./The †	1,300	79,820
Pinnacle Financial Partners, Inc.	11,500	374,095
Piper Jaffray Cos. †	7,800	308,490
Platinum Underwriters Holdings Ltd. (Bermuda)	5,800	355,424
Portfolio Recovery Associates, Inc. †	4,100	216,644
Primerica, Inc.	10,100	433,391
PrivateBancorp, Inc.	13,000	376,090
Radian Group, Inc.	105,700	1,492,484
RAIT Financial Trust REIT	17,100	153,387
Ramco-Gershenson Properties Trust REIT	9,400	147,956
Regional Management Corp. †	5,000	169,650
Rockville Financial, Inc.	2,700	38,367
Safeguard Scientifics, Inc. †	4,700	94,423
Safety Insurance Group, Inc.	1,900	106,970
Security National Financial Corp., Class A †	8,800	42,416
Southside Bancshares, Inc.	7,387	201,961
StanCorp Financial Group, Inc.	13,400	887,750
Stewart Information Services Corp.	11,000	354,970
Strategic Hotels & Resorts, Inc. REIT †	25,000	236,250
Symetra Financial Corp.	19,200	364,032
Synovus Financial Corp.	93,700	337,320
THL Credit, Inc.	10,700	176,443
TICC Capital Corp.	21,800	225,412
Tompkins Financial Corp.	1,500	77,085
Tree.com, Inc. †	7,500	246,300
Triangle Capital Corp.	10,100	279,265
United Community Banks, Inc. †	24,900	441,975
Universal Health Realty Income Trust REIT	1,800	72,108
ViewPoint Financial Group, Inc.	14,400	395,280
Virtus Investment Partners, Inc. †	5,100	1,020,255
Walker & Dunlop, Inc. †	7,900	127,743
Washington Trust Bancorp, Inc.	2,400	89,328
WesBanco, Inc.	9,200	294,400
Western Alliance Bancorp †	36,800	878,048
Wilshire Bancorp, Inc.	14,300	156,299
WisdomTree Investments, Inc. †	65,500	1,160,005
World Acceptance Corp. †	400	35,012
WSFS Financial Corp.	2,000	155,060

		38,820,977

Health Care - 15.7%
Abaxis, Inc. †	6,100	244,122
ABIOMED, Inc. †	10,200	272,748
Acadia Healthcare Co., Inc. †	24,700	1,169,051
ACADIA Pharmaceuticals, Inc. †	51,600	1,289,484
Accelerate Diagnostics, Inc. †	10,600	129,320
Accuray, Inc. †	10,900	94,939
AcelRx Pharmaceuticals, Inc. †	44,900	507,819
Acorda Therapeutics, Inc. †	6,000	175,200
Addus HomeCare Corp. †	19,900	446,755
Aegerion Pharmaceuticals, Inc. †	7,800	553,488
Affymetrix, Inc. †	34,000	291,380
Air Methods Corp. †	500	29,165
Akorn, Inc. †	37,000	911,310
Albany Molecular Research, Inc. †	26,900	271,152
Alliance HealthCare Services, Inc. †	10,700	264,718

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Health Care - 15.7% (continued)
Alnylam Pharmaceuticals, Inc. †	5,200	$334,516
AMAG Pharmaceuticals, Inc. †	5,900	143,193
AMN Healthcare Services, Inc. †	18,700	274,890
Ampio Pharmaceuticals, Inc. †	9,200	65,596
Amsurg Corp. †	4,500	206,640
Anacor Pharmaceuticals, Inc. †	29,800	500,044
Analogic Corp.	2,300	203,688
AngioDynamics, Inc. †	3,100	53,289
Anika Therapeutics, Inc. †	5,600	213,696
Antares Pharma, Inc. †	62,000	277,760
Array BioPharma, Inc. †	4,800	24,048
Arrowhead Research Corp. †	25,800	279,930
ArthroCare Corp. †	5,000	201,200
AtriCure, Inc. †	2,500	46,700
AVANIR Pharmaceuticals, Inc., Class A †	43,800	147,168
BioCryst Pharmaceuticals, Inc. †	74,000	562,400
Biolase, Inc. †	30,222	85,529
Bio-Reference Labs, Inc. †	2,500	63,850
BioTelemetry, Inc. †	41,000	325,540
Cadence Pharmaceuticals, Inc. †	33,200	300,460
Cambrex Corp. †	8,300	147,989
Cantel Medical Corp.	14,923	506,039
Capital Senior Living Corp. †	16,500	395,835
Cardiovascular Systems, Inc. †	14,500	497,205
Catalyst Pharmaceutical Partners, Inc. †	126,300	246,285
Celldex Therapeutics, Inc. †	50,000	1,210,500
Celsion Corp. †	14,066	54,717
Cempra, Inc. †	8,700	107,793
Cerus Corp. †	35,000	225,750
Chelsea Therapeutics International Ltd. †	80,500	356,615
Clovis Oncology, Inc. †	16,600	1,000,482
CONMED Corp.	3,700	157,250
Corvel Corp. †	6,300	294,210
Curis, Inc. †	40,700	114,774
Cynosure, Inc., Class A †	8,100	216,108
Cytokinetics, Inc. †	16,400	106,600
DexCom, Inc. †	33,500	1,186,235
Dyax Corp. †	56,300	423,939
Endocyte, Inc. †	15,900	169,971
Endologix, Inc. †	6,400	111,616
Ensign Group, Inc./The	3,500	154,945
Exact Sciences Corp. †	6,200	72,478
ExamWorks Group, Inc. †	13,300	397,271
Five Star Quality Care, Inc. †	27,400	150,426
Fluidigm Corp. †	6,200	237,584
Fonar Corp. †	7,200	152,064
Furiex Pharmaceuticals, Inc. †	9,100	382,291
Galena Biopharma, Inc. †	12,200	60,512
GenMark Diagnostics, Inc. †	6,900	91,839
Gentiva Health Services, Inc. †	18,200	225,862
Geron Corp. †	110,600	524,244
GTx, Inc. †	25,100	41,415
Halozyme Therapeutics, Inc. †	53,600	803,464
Hanger, Inc. †	4,800	188,832
HealthStream, Inc. †	10,500	344,085
Healthways, Inc. †	10,700	164,245
Hyperion Therapeutics, Inc. †	11,900	240,618
Icad, Inc. †	3,400	39,644
Idera Pharmaceuticals, Inc. †	89,900	416,237
Immunomedics, Inc. †	45,200	207,920

	SHARES	VALUE (Note 2)
Health Care - 15.7% (continued)
Inovio Pharmaceuticals, Inc. †	92,700	$268,830
Insmed, Inc. †	34,700	590,247
Insulet Corp. †	23,300	864,430
Insys Therapeutics, Inc. †	11,300	437,423
Intercept Pharmaceuticals, Inc. †	4,400	300,432
InterMune, Inc. †	16,500	243,045
Jazz Pharmaceuticals PLC (Ireland) †	2,300	291,088
Keryx Biopharmaceuticals, Inc. †	81,100	1,050,245
Lannett Co., Inc. †	8,300	274,730
Ligand Pharmaceuticals, Inc., Class B †	13,500	710,100
MannKind Corp. †	165,800	863,818
MedCath Corp. (3)†(a)	10,300	14,729
Medicines Co./The †	10,200	393,924
Medidata Solutions, Inc. †	4,900	296,793
Merge Healthcare, Inc. †	30,200	70,064
Merit Medical Systems, Inc. †	7,600	119,624
MiMedx Group, Inc. †	64,400	562,856
MWI Veterinary Supply, Inc. †	2,000	341,180
NanoViricides, Inc. †	6,300	30,240
National Research Corp., Class B	3,400	118,014
Navidea Biopharmaceuticals, Inc. †	46,100	95,427
Neogen Corp. †	8,850	404,445
Neuralstem, Inc. †	19,000	55,290
Neurocrine Biosciences, Inc. †	25,600	239,104
Novavax, Inc. †	71,700	367,104
NuVasive, Inc. †	17,000	549,610
Omnicell, Inc. †	16,100	411,033
OPKO Health, Inc. †	17,500	147,700
Osiris Therapeutics, Inc. †	14,400	231,552
Pacific Biosciences of California, Inc. †	59,300	310,139
Pacira Pharmaceuticals, Inc. †	23,100	1,328,019
Peregrine Pharmaceuticals, Inc. †	181,400	252,146
Pharmacyclics, Inc. †	1,000	105,780
Progenics Pharmaceuticals, Inc. †	38,200	203,606
Providence Service Corp./The †	12,000	308,640
pSivida Corp. †	2,400	9,528
Puma Biotechnology, Inc. †	16,500	1,708,245
Questcor Pharmaceuticals, Inc.	3,200	174,240
Quidel Corp. †	9,600	296,544
Raptor Pharmaceutical Corp. †	33,800	440,076
Repligen Corp. †	17,800	242,792
Repros Therapeutics, Inc. †	21,900	400,770
Rockwell Medical, Inc. †	18,800	196,272
RTI Surgical, Inc. †	21,000	74,340
Sangamo Biosciences, Inc. †	31,800	441,702
Sarepta Therapeutics, Inc. †	4,600	93,702
SciClone Pharmaceuticals, Inc. †	20,600	103,824
Spectranetics Corp. †	17,500	437,500
Staar Surgical Co. †	22,100	357,799
Sunesis Pharmaceuticals, Inc. †	42,400	200,976
Sunshine Heart, Inc. (Australia) †	5,900	57,289
Synageva BioPharma Corp. †	1,800	116,496
Synergy Pharmaceuticals, Inc. †	14,000	78,820
TearLab Corp. †	40,800	381,072
TESARO, Inc. †	18,600	525,264
TG Therapeutics, Inc. †	27,900	108,810
TherapeuticsMD, Inc. †	9,200	47,932
Threshold Pharmaceuticals, Inc. †	35,800	167,186
Universal American Corp.	19,100	139,430
US Physical Therapy, Inc.	3,000	105,780
Vanda Pharmaceuticals, Inc. †	45,100	559,691
Vascular Solutions, Inc. †	2,200	50,930

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Health Care - 15.7% (continued)
Verastem, Inc. †	7,900	$90,060
Vical, Inc. †	32,800	38,704
XenoPort, Inc. †	17,600	101,200
XOMA Corp. †	41,300	277,949
Zeltiq Aesthetics, Inc. †	16,700	315,797
ZIOPHARM Oncology, Inc. †	15,300	66,402

		44,645,206

Industrials - 17.0%
AAON, Inc.	15,149	484,011
AAR Corp.	17,200	481,772
Aceto Corp.	7,400	185,074
Adept Technology, Inc. †	6,500	109,785
Advisory Board Co./The †	4,100	261,047
Air Transport Services Group, Inc. †	24,800	200,632
Aircastle Ltd.	31,800	609,288
Alamo Group, Inc.	1,900	115,311
Albany International Corp., Class A	6,000	215,580
Allegiant Travel Co.	7,400	780,256
Altra Industrial Motion Corp.	6,500	222,430
AMERCO †	1,100	261,624
American Railcar Industries, Inc.	4,700	215,025
American Woodmark Corp. †	7,600	300,428
Apogee Enterprises, Inc.	15,600	560,196
ARC Document Solutions, Inc. †	10,500	86,310
Argan, Inc.	2,300	63,388
Arkansas Best Corp.	19,200	646,656
Astec Industries, Inc.	4,900	189,287
Astronics Corp. †	14,000	714,000
Avis Budget Group, Inc. †	6,100	246,562
AZZ, Inc.	4,500	219,870
Barnes Group, Inc.	7,400	283,494
Barrett Business Services, Inc.	7,300	677,002
Broadwind Energy, Inc. †	20,000	188,800
Builders FirstSource, Inc. †	37,900	270,606
CAI International, Inc. †	6,100	143,777
CBIZ, Inc. †	10,400	94,848
Ceco Environmental Corp.	3,000	48,510
Celadon Group, Inc.	3,900	75,972
Chart Industries, Inc. †	2,400	229,536
CIRCOR International, Inc.	5,800	468,524
Coleman Cable, Inc.	9,400	246,468
Columbus McKinnon Corp. †	1,800	48,852
Corporate Executive Board Co./The	9,400	727,842
Curtiss-Wright Corp.	10,200	634,746
Deluxe Corp.	9,700	506,243
DigitalGlobe, Inc. †	3,600	148,140
Douglas Dynamics, Inc.	6,500	109,330
Ducommun, Inc. †	8,400	250,404
DXP Enterprises, Inc. †	6,600	760,320
Dycom Industries, Inc. †	4,500	125,055
Dynamic Materials Corp.	2,700	58,698
Eagle Bulk Shipping, Inc. †	35,300	162,027
Echo Global Logistics, Inc. †	4,100	88,068
Encore Wire Corp.	2,900	157,180
Energy Recovery, Inc. †	33,300	185,148
EnerNOC, Inc. †	10,100	173,821
EnerSys, Inc.	6,000	420,540
Engility Holdings, Inc. †	8,900	297,260
Enphase Energy, Inc. †	36,000	228,240
EnPro Industries, Inc. †	3,100	178,715
Erickson Air-Crane, Inc. †	14,300	297,297
Exponent, Inc.	4,900	379,456
Federal Signal Corp. †	33,100	484,915

	SHARES	VALUE (Note 2)
Industrials - 17.0% (continued)
Forward Air Corp.	2,500	$109,775
Franklin Electric Co., Inc.	5,300	236,592
Furmanite Corp. †	12,300	130,626
G&K Services, Inc., Class A	8,000	497,840
GenCorp, Inc. †	36,200	652,324
Gibraltar Industries, Inc. †	14,000	260,260
Global Power Equipment Group, Inc.	2,400	46,968
Gorman-Rupp Co./The	2,000	66,860
GP Strategies Corp. †	5,000	148,950
Great Lakes Dredge & Dock Corp. †	33,500	308,200
H&E Equipment Services, Inc. †	18,900	560,007
Healthcare Services Group, Inc.	13,300	377,321
Heidrick & Struggles International, Inc.	1,800	36,252
Herman Miller, Inc.	5,100	150,552
HNI Corp.	5,300	205,799
Huron Consulting Group, Inc. †	7,400	464,128
Hyster-Yale Materials Handling, Inc.	6,300	586,908
ICF International, Inc. †	3,600	124,956
InnerWorkings, Inc. †	12,900	100,491
Insperity, Inc.	2,100	75,873
Insteel Industries, Inc.	3,700	84,101
Interface, Inc.	9,500	208,620
John Bean Technologies Corp.	3,300	96,789
Kadant, Inc.	3,300	133,716
Kaman Corp.	5,100	202,623
Kelly Services, Inc., Class A	10,400	259,376
KEYW Holding Corp./The †	17,500	235,200
Kforce, Inc.	12,400	253,704
Korn/Ferry International †	11,800	308,216
Lydall, Inc. †	6,000	105,720
Manitex International, Inc. †	13,400	212,792
McGrath RentCorp.	4,400	175,120
Meritor, Inc. †	32,800	342,104
Middleby Corp./The †	1,100	263,967
Mistras Group, Inc. †	8,900	185,832
Mobile Mini, Inc. †	25,000	1,029,500
Moog, Inc., Class A †	6,700	455,198
Mueller Water Products, Inc., Class A	76,900	720,553
Multi-Color Corp.	6,200	233,988
Navigant Consulting, Inc. †	7,300	140,160
NN, Inc.	14,700	296,793
Odyssey Marine Exploration, Inc. †	26,100	52,722
On Assignment, Inc. †	27,700	967,284
Orbital Sciences Corp. †	11,700	272,610
Orion Energy Systems, Inc. †	6,000	40,800
Orion Marine Group, Inc. †	4,800	57,744
Pacer International, Inc. †	28,900	238,714
Park-Ohio Holdings Corp. †	5,500	288,200
Patrick Industries, Inc. †	19,800	572,814
Pendrell Corp. †	109,800	220,698
PGT, Inc. †	50,400	510,048
Pike Corp. †	11,800	124,726
Powell Industries, Inc.	1,200	80,388
PowerSecure International, Inc. †	31,900	547,723
Primoris Services Corp.	13,000	404,690
Proto Labs, Inc. †	19,200	1,366,656
Quad/Graphics, Inc.	20,100	547,323
Quality Distribution, Inc. †	12,000	153,960
Raven Industries, Inc.	6,400	263,296
RBC Bearings, Inc. †	2,800	198,100
Real Goods Solar, Inc., Class A †	130,900	395,318
Republic Airways Holdings, Inc. †	35,800	382,702

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Industrials - 17.0% (continued)
Revolution Lighting Technologies, Inc. †	158,400	$542,520
Roadrunner Transportation Systems, Inc. †	13,100	353,045
RPX Corp. †	10,200	172,380
Rush Enterprises, Inc., Class A †	5,900	174,935
Saia, Inc. †	15,300	490,365
Seaspan Corp. (Hong Kong)	3,700	84,915
SkyWest, Inc.	13,600	201,688
Sparton Corp. †	7,600	212,420
Spirit Airlines, Inc. †	29,000	1,316,890
Standex International Corp.	3,500	220,080
Steelcase, Inc., Class A	28,600	453,596
Sun Hydraulics Corp.	6,700	273,561
Swift Transportation Co. †	15,400	342,034
TAL International Group, Inc.	10,000	573,500
Taser International, Inc. †	43,800	695,544
Team, Inc. †	6,600	279,444
Tecumseh Products Co., Class A †	15,100	136,655
Tennant Co.	5,000	339,050
Thermon Group Holdings, Inc. †	7,300	199,509
Trex Co., Inc. †	6,000	477,180
TriMas Corp. †	17,600	702,064
TrueBlue, Inc. †	20,200	520,756
Tutor Perini Corp. †	10,900	286,670
UniFirst Corp.	5,700	609,900
United Stationers, Inc.	10,500	481,845
Universal Forest Products, Inc.	3,400	177,276
Universal Truckload Services, Inc.	1,000	30,510
US Ecology, Inc.	5,300	197,107
Viad Corp.	5,800	161,124
Wabash National Corp. †	23,600	291,460
WageWorks, Inc. †	19,900	1,182,856
Wesco Aircraft Holdings, Inc. †	12,400	271,808
Xerium Technologies, Inc. †	16,400	270,436
XPO Logistics, Inc. †	11,600	304,964
YRC Worldwide, Inc. †	7,400	128,538

		48,246,261

Information Technology - 21.4%
3D Systems Corp. †	600	55,758
Accelrys, Inc. †	7,200	68,688
ACI Worldwide, Inc. †	2,700	175,500
Actuate Corp. †	14,700	113,337
Acxiom Corp. †	29,600	1,094,608
ADTRAN, Inc.	11,200	302,512
Advanced Energy Industries, Inc. †	18,300	418,338
Advent Software, Inc.	24,800	867,752
Alliance Fiber Optic Products, Inc.	28,600	430,430
Ambarella, Inc. †	9,900	335,907
ANADIGICS, Inc. †	16,000	29,440
Angie’s List, Inc. †	30,000	454,500
Applied Micro Circuits Corp. †	36,900	493,722
ARC Group Worldwide, Inc. †	2,800	69,608
ATMI, Inc. †	11,000	332,310
Audience, Inc. †	3,300	38,412
Autobytel, Inc. †	13,400	202,742
Axcelis Technologies, Inc. †	138,100	336,964
Badger Meter, Inc.	3,300	179,850
Bankrate, Inc. †	30,100	539,994
Blackbaud, Inc.	7,700	289,905
Blucora, Inc. †	19,000	554,040
Booz Allen Hamilton Holding Corp.	2,100	40,215
BroadSoft, Inc. †	5,700	155,838

	SHARES	VALUE (Note 2)
Information Technology - 21.4% (continued)
Brooks Automation, Inc.	11,100	$116,439
CalAmp Corp. †	31,400	878,258
Calix, Inc. †	27,100	261,244
Callidus Software, Inc. †	16,900	232,037
Carbonite, Inc. †	8,200	97,006
Cardtronics, Inc. †	11,700	508,365
CEVA, Inc. †	3,300	50,226
Checkpoint Systems, Inc. †	20,600	324,862
CIBER, Inc. †	10,100	41,814
Ciena Corp. †	31,400	751,402
Clearfield, Inc. †	20,000	404,800
Cognex Corp. †	6,900	263,442
Computer Task Group, Inc.	4,100	77,490
comScore, Inc. †	20,000	572,200
Comtech Telecommunications Corp.	4,000	126,080
Concurrent Computer Corp.	3,500	28,595
Constant Contact, Inc. †	10,100	313,807
Convergys Corp.	19,600	412,580
Cornerstone OnDemand, Inc. †	6,600	352,044
Cray, Inc. †	28,000	768,880
CSG Systems International, Inc.	7,000	205,800
CTS Corp.	9,200	183,172
Datalink Corp. †	12,900	140,610
Datawatch Corp. †	5,700	193,857
Dealertrack Technologies, Inc. †	7,200	346,176
Demandware, Inc. †	14,300	916,916
Diodes, Inc. †	19,900	468,844
E2open, Inc. †	3,400	81,294
eGain Corp. †	30,300	310,272
Electronics For Imaging, Inc. †	19,300	747,489
Ellie Mae, Inc. †	5,600	150,472
Entegris, Inc. †	9,600	111,360
Envestnet, Inc. †	14,000	564,200
EPAM Systems, Inc. †	24,700	863,018
Epiq Systems, Inc.	4,100	66,461
ePlus, Inc. †	4,100	233,044
Euronet Worldwide, Inc. †	21,600	1,033,560
Exar Corp. †	22,000	259,380
ExlService Holdings, Inc. †	4,000	110,480
Extreme Networks, Inc. †	42,800	299,600
Fair Isaac Corp.	1,700	106,828
Finisar Corp. †	35,800	856,336
Forrester Research, Inc.	3,800	145,388
Global Cash Access Holdings, Inc. †	29,900	298,701
Glu Mobile, Inc. †	38,000	147,820
GT Advanced Technologies, Inc. †	73,500	640,920
Guidewire Software, Inc. †	2,400	117,768
Hackett Group, Inc./The	4,500	27,945
Harmonic, Inc. †	30,200	222,876
Hutchinson Technology, Inc. †	56,800	181,760
iGATE Corp. †	20,300	815,248
Immersion Corp. †	33,900	351,882
Infinera Corp. †	59,600	582,888
Infoblox, Inc. †	25,800	851,916
Information Services Group, Inc. †	45,800	194,192
Insight Enterprises, Inc. †	4,700	106,737
Integrated Device Technology, Inc. †	49,400	503,386
Integrated Silicon Solution, Inc. †	7,500	90,675
Interactive Intelligence Group, Inc. †	10,600	714,016
Internap Network Services Corp. †	7,800	58,656
International Rectifier Corp. †	10,100	263,307
Intersil Corp., Class A	23,600	270,692
IntraLinks Holdings, Inc. †	11,800	142,898

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Information Technology - 21.4% (continued)
InvenSense, Inc. †	39,900	$829,122
j2 Global, Inc.	22,500	1,125,225
Kulicke & Soffa Industries, Inc. (Singapore) †	17,100	227,430
Lexmark International, Inc., Class A	23,600	838,272
Littelfuse, Inc.	2,900	269,497
LivePerson, Inc. †	20,251	300,120
Manhattan Associates, Inc. †	8,300	975,084
Marchex, Inc., Class B †	16,700	144,455
Mattson Technology, Inc. †	93,000	254,820
MAXIMUS, Inc.	2,100	92,379
Measurement Specialties, Inc. †	6,100	370,209
Mercury Systems, Inc. †	4,500	49,275
Meru Networks, Inc. †	6,100	26,291
Methode Electronics, Inc.	21,400	731,666
Mitek Systems, Inc. †	43,400	257,796
MoneyGram International, Inc. †	3,500	72,730
Monolithic Power Systems, Inc. †	12,700	440,182
Monotype Imaging Holdings, Inc.	15,000	477,900
Move, Inc. †	29,600	473,304
MTS Systems Corp.	2,200	156,750
Nanometrics, Inc. †	8,800	167,640
Netlist, Inc. †	13,900	10,286
Netscout Systems, Inc. †	6,800	201,212
NetSol Technologies, Inc. †	14,600	85,118
NIC, Inc.	25,600	636,672
Novatel Wireless, Inc. †	3,500	8,295
OpenTable, Inc. †	10,000	793,700
Parkervision, Inc. †	91,700	417,235
PC Connection, Inc.	2,600	64,610
PDF Solutions, Inc. †	17,700	453,474
Pegasystems, Inc.	12,900	634,422
Perficient, Inc. †	14,700	344,274
Photronics, Inc. †	18,100	163,443
Pixelworks, Inc. †	14,400	69,408
Power Integrations, Inc.	14,400	803,808
Procera Networks, Inc. †	9,600	144,192
Proofpoint, Inc. †	22,400	743,008
PROS Holdings, Inc. †	12,600	502,740
Qualys, Inc. †	19,700	455,267
QuickLogic Corp. †	16,400	64,780
Rambus, Inc. †	70,200	664,794
Responsys, Inc. †	12,500	342,625
RF Industries Ltd.	12,400	113,956
Rogers Corp. †	3,100	190,650
Rudolph Technologies, Inc. †	15,000	176,100
Sanmina Corp. †	48,400	808,280
SciQuest, Inc. †	2,000	56,960
Seachange International, Inc. †	4,300	52,288
ServiceSource International, Inc. †	28,000	234,640
ShoreTel, Inc. †	17,600	163,328
Shutterstock, Inc. †	5,400	451,602
Silicon Graphics International Corp. †	27,200	364,752
Sonus Networks, Inc. †	123,400	388,710
SPS Commerce, Inc. †	8,300	541,990
SS&C Technologies Holdings, Inc. †	8,500	376,210
Stamps.com, Inc. †	8,700	366,270
Stratasys Ltd. †	400	53,880
SunEdison, Inc. †	88,700	1,157,535
SunPower Corp. †	8,900	265,309
Super Micro Computer, Inc. †	9,400	161,304
support.com, Inc. †	22,100	83,759
Synaptics, Inc. †	13,200	683,892

	SHARES	VALUE (Note 2)
Information Technology - 21.4% (continued)
Synchronoss Technologies, Inc. †	20,300	$630,721
SYNNEX Corp. †	15,700	1,058,180
Take-Two Interactive Software, Inc. †	18,800	326,556
Tangoe, Inc. †	13,700	246,737
Telenav, Inc. †	9,300	61,287
TeleTech Holdings, Inc. †	2,500	59,850
Tessco Technologies, Inc.	3,700	149,184
TriQuint Semiconductor, Inc. †	63,100	526,254
Trulia, Inc. †	24,600	867,642
Tyler Technologies, Inc. †	3,900	398,307
Ubiquiti Networks, Inc. †	6,900	317,124
Ultimate Software Group, Inc./The †	800	122,576
Ultra Clean Holdings, Inc. †	5,100	51,153
Uni-Pixel, Inc. †	14,600	146,146
Unisys Corp. †	8,300	278,631
United Online, Inc.	21,085	290,130
Virtusa Corp. †	10,000	380,900
Vishay Intertechnology, Inc. †	6,800	90,168
Web.com Group, Inc. †	22,300	708,917
WebMD Health Corp. †	25,823	1,020,008
Westell Technologies, Inc., Class A †	20,700	83,835
XO Group, Inc. †	4,400	65,384
Yelp, Inc. †	3,400	234,430
Zhone Technologies, Inc. †	72,400	386,616
Zillow, Inc., Class A †	2,200	179,806
Zix Corp. †	25,400	115,824
Zynga, Inc., Class A †	88,800	337,440

		60,849,512

Materials - 3.9%
A Schulman, Inc.	5,200	183,352
A.M. Castle & Co. †	11,100	163,947
Advanced Emissions Solutions, Inc. †	8,000	433,840
AEP Industries, Inc. †	2,400	126,792
American Pacific Corp. †	11,400	424,764
American Vanguard Corp.	6,300	153,027
Balchem Corp.	4,800	281,760
Clearwater Paper Corp. †	7,300	383,250
Deltic Timber Corp.	1,100	74,734
Ferro Corp. †	22,200	284,826
Flotek Industries, Inc. †	29,200	586,044
FutureFuel Corp.	3,800	60,040
Hawkins, Inc.	600	22,314
Haynes International, Inc.	1,400	77,336
Headwaters, Inc. †	22,300	218,317
Innospec, Inc.	6,700	309,674
KapStone Paper and Packaging Corp. †	23,100	1,290,366
Koppers Holdings, Inc.	3,700	169,275
Landec Corp. †	2,900	35,148
Minerals Technologies, Inc.	7,900	474,553
Myers Industries, Inc.	10,900	230,208
Neenah Paper, Inc.	4,000	171,080
Olympic Steel, Inc.	2,400	69,552
OM Group, Inc. †	10,200	371,382
PH Glatfelter Co.	5,400	149,256
PolyOne Corp.	6,000	212,100
Quaker Chemical Corp.	5,200	400,764
RTI International Metals, Inc. †	5,500	188,155
Schweitzer-Mauduit International, Inc.	8,200	422,054
Stepan Co.	4,500	295,335
Texas Industries, Inc. †	1,000	68,780
Tredegar Corp.	12,200	351,482
US Concrete, Inc. †	12,100	273,823

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Materials - 3.9% (continued)
US Silica Holdings, Inc.	30,100	$1,026,711
Worthington Industries, Inc.	24,000	1,009,920

		10,993,961

Telecommunication Services - 1.2%
8x8, Inc. †	64,800	658,368
Atlantic Tele-Network, Inc.	2,200	124,454
Cogent Communications Group, Inc.	19,100	771,831
General Communication, Inc., Class A †	4,600	51,290
IDT Corp., Class B	20,400	364,548
inContact, Inc. †	14,500	113,245
Inteliquent, Inc.	35,100	400,842
Lumos Networks Corp.	18,400	386,400
NTELOS Holdings Corp.	6,450	130,483
ORBCOMM, Inc. †	2,600	16,484
Premiere Global Services, Inc. †	10,600	122,854
Shenandoah Telecommunications Co.	4,100	105,247
Vonage Holdings Corp. †	70,600	235,098

		3,481,144

Utilities - 0.5%
American States Water Co.	7,200	206,856
Chesapeake Utilities Corp.	7,400	444,148
Connecticut Water Service, Inc.	2,900	102,979
Consolidated Water Co., Ltd. (Cayman Islands)	5,800	81,780
MGE Energy, Inc.	2,000	115,800
Middlesex Water Co.	1,200	25,128
Otter Tail Corp.	5,700	166,839
Unitil Corp.	4,200	128,058

		1,271,588

TOTAL COMMON STOCKS (cost $215,919,010)		281,702,848

PREFERRED STOCKS - 0.0% (b)

Utilities - 0.0% (b)
Genie Energy Ltd., Perpetual Preferred
Stock, Series 12-A †(c)(d)
(cost $52,481)	5,900	47,023

RIGHTS - 0.0% (b)

Information Technology - 0.0% (b)
Gerber Scientific, Inc. (3)†(a)
(cost $—)	4,000	—

MONEY MARKET FUNDS - 0.6%
J.P. Morgan U.S. Treasury Plus Money
Market Fund - Institutional Shares,
0.000% (2)(e)
(cost $1,756,192)	1,756,192	1,756,192

TOTAL INVESTMENTS - 99.9% (cost $217,727,683)		283,506,063

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1% (f)		384,306

NET ASSETS - 100.0%		$283,890,369

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Security fair valued as of December 31, 2013 using procedures approved by the Board of Trustees. The total value of positions fair valued was $14,729 or 0.0% of total net assets.
(b)	Represents less than 0.05 percent of net assets.
(c)	Indicates a variable rate security. The interest rate shown represents the discount rate at December 31, 2013.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date.
(e)	Represents annualized seven-day yield as of December 31, 2013.
(f)	Includes appreciation on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

Open futures contracts outstanding at December 31, 2013:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2013	UNREALIZED APPRECIATION
Long Contracts:
12	Barclays Capital	E-Mini Russell 2000 Futures	March 21, 2014	$1,385,117	$1,393,680	$8,563

Cash held as collateral with Barclays Capital for futures contracts was $49,087 at December 31, 2013.

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2013 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

COMMON STOCKS - 98.7%	SHARES	VALUE (Note 2)
Australia - 7.0%
Amcor Ltd.	130,557	$1,233,214
AMP Ltd.	37,576	147,690
Aurizon Holdings Ltd.	27,946	122,055
Brambles Ltd.	77,311	633,405
Caltex Australia Ltd.	4,085	73,411
CFS Retail Property Trust Group REIT	41,469	72,184
Coca-Cola Amatil Ltd.	10,216	109,900
Cochlear Ltd.	3,817	201,107
Commonwealth Bank of Australia	22,238	1,549,480
Crown Resorts Ltd.	42,866	646,752
CSL Ltd.	78,509	4,839,834
Dexus Property Group REIT	90,954	81,803
Fletcher Building Ltd.	26,324	182,187
Goodman Group REIT	53,923	228,459
GPT Group REIT	38,389	116,747
Insurance Australia Group Ltd.	152,959	796,402
Macquarie Group Ltd.	13,445	659,935
Mesoblast Ltd. †	10,394	54,391
Mirvac Group REIT	60,599	91,124
National Australia Bank Ltd.	12,234	381,848
Orora Ltd. †	130,557	135,226
Ramsay Health Care Ltd.	44,927	1,738,737
Recall Holdings Ltd. †	15,462	56,052
Shopping Centres Australasia Property Group REIT	3,776	5,213
Sonic Healthcare Ltd.	6,491	96,330
Suncorp Group Ltd.	66,225	777,340
Sydney Airport	14,246	48,417
Telecom Corp of New Zealand Ltd.	36,210	70,956
Telstra Corp. Ltd.	375,951	1,764,566
Wesfarmers Ltd.	32,305	1,271,943
Westfield Group REIT	93,579	844,768
Westfield Retail Trust REIT	145,956	387,752
Westpac Banking Corp.	12,621	365,866
Woolworths Ltd.	37,837	1,145,756

		20,930,850

Austria - 0.5%
Andritz AG	3,800	238,143
Erste Group Bank AG	14,518	506,104
Immofinanz AG NPV †	63,665	295,009
OMV AG	4,423	211,779
Raiffeisen Bank International AG	3,673	129,696

		1,380,731

Belgium - 0.3%
Anheuser-Busch InBev NV	2,441	259,567
Belgacom SA	2,566	75,934
RTL Group SA	766	97,946
UCB SA	6,382	475,470

		908,917

Canada - 11.2%
Alimentation Couche Tard, Inc.,
Class B (1)	18,000	1,353,580
Atco Ltd., Class I (1)	2,000	87,851
Boardwalk Real Estate Investment Trust REIT (1)	1,500	84,514
Calloway Real Estate Investment
Trust REIT (1)	3,200	75,794
Canadian National Railway Co. (1)	15,600	889,373

	SHARES	VALUE (Note 2)
Canada - 11.2% (continued)
Canadian Pacific Railway Ltd. (1)	27,800	$4,204,349
Canadian Tire Corp. Ltd., Class A (1)	3,100	290,345
Canadian Utilities Ltd., Class A (1)	3,400	114,171
CGI Group, Inc., Class A (1)†	45,300	1,515,615
CI Financial Corp. (1)	18,800	625,634
Constellation Software, Inc. (1)	4,100	868,401
Dollarama, Inc. (1)	7,000	581,285
Domtar Corp. (1)	900	84,912
Emera, Inc. (1)	2,100	60,435
Empire Co., Ltd., Class A (1)	1,100	75,159
Enerplus Corp. (1)	8,900	161,704
First Capital Realty, Inc. (1)	3,800	63,354
Genworth MI Canada, Inc. (1)	2,300	79,312
Gildan Activewear, Inc. (1)	25,100	1,337,643
Husky Energy, Inc. (1)	8,100	256,974
Industrial Alliance Insurance & Financial Services, Inc. (1)	15,300	676,239
Keyera Corp. (1)	1,700	102,312
Loblaw Cos., Ltd. (1)	70,100	2,796,741
MacDonald Dettwiler & Associates Ltd. (1)	1,000	77,477
Magna International, Inc. (1)	50,000	4,099,788
Manulife Financial Corp. (1)	71,400	1,408,844
Methanex Corp. (1)	7,100	419,884
Metro, Inc. (1)	4,200	256,606
Onex Corp. (1)	2,400	129,574
Open Text Corp. (1)	5,200	478,317
Paramount Resources Ltd., Class A (1)†	2,400	87,844
Pengrowth Energy Corp. (1)	11,500	71,127
Rogers Communications, Inc., Class B (1)	32,300	1,461,672
Stantec, Inc. (1)	2,100	130,201
Sun Life Financial, Inc. (1)	88,600	3,129,463
Tourmaline Oil Corp. (1)†	23,100	972,059
Valeant Pharmaceuticals International, Inc. (1)†	35,700	4,188,218
West Fraser Timber Co., Ltd. (1)	2,300	224,316

		33,521,087

Denmark - 1.3%
Carlsberg A/S, Class B	3,117	344,908
Coloplast A/S, Class B	33,945	2,250,404
Danske Bank A/S †	11,758	270,101
DSV A/S	2,710	88,976
Novo Nordisk A/S, Class B	2,415	442,803
Tryg A/S	5,116	494,716

		3,891,908

Finland - 1.5%
Kone OYJ, Class B	14,994	676,208
Nokia OYJ †	149,518	1,208,106
Orion OYJ, Class B	4,687	131,738
Sampo, A Shares	38,512	1,892,967
Wartsila OYJ	8,465	417,334

		4,326,353

France - 5.5%
Air Liquide SA	3,601	509,663
AXA SA	12,302	342,582
BNP Paribas SA	1,097	85,574
Bollore SA	145	85,149
Bureau Veritas SA	2,364	69,016
Carrefour SA	7,343	291,468

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 2)
France - 5.5% (continued)
Christian Dior SA	1,623	$307,203
Credit Agricole SA †	52,876	677,814
Dassault Systemes	1,844	228,972
Edenred	3,620	121,207
Electricite de France	24,032	850,184
Essilor International SA	3,545	377,214
European Aeronautic Defence and Space Co. NV	27,178	2,086,461
Eutelsat Communications SA	3,108	96,977
Hermes International	1,274	462,010
Iliad SA	7,084	1,451,447
Kering	2,717	574,321
Lafarge SA	1,378	103,433
L’Oreal SA	7,307	1,283,204
LVMH Moet Hennessy Louis Vuitton SA	971	177,396
Natixis	99,537	585,600
Pernod Ricard SA	4,394	500,614
Publicis Groupe SA	5,534	507,054
Rexel SA	4,367	114,606
Safran SA	2,192	152,406
Sanofi	27,404	2,926,609
Schneider Electric SA	4,553	397,211
SCOR SE	2,421	88,552
SEB SA	592	53,544
Sodexo	1,964	199,165
Total SA	6,227	382,210
Zodiac Aerospace	1,672	296,295

		16,385,161

Germany - 4.2%
Bayer AG	4,014	563,608
Beiersdorf AG	12,384	1,255,548
Deutsche Lufthansa AG †	26,823	568,555
Deutsche Post AG	124,148	4,534,507
GEA Group AG	2,796	133,329
Hannover Rueck SE	4,457	383,172
MAN SE	1,150	141,218
Merck KGaA	8,876	1,592,603
Metro AG	18,018	873,510
Muenchener Rueckversicherungs AG	6,099	1,345,257
ProSiebenSat.1 Media AG	15,693	779,250
SAP AG	2,925	253,661
Suedzucker AG	6,605	178,434

		12,602,652

Hong Kong - 5.6%
AIA Group Ltd.	19,400	97,650
ASM Pacific Technology Ltd.	9,700	81,245
BOC Hong Kong Holdings Ltd.	123,000	395,034
Cheung Kong Holdings Ltd.	13,000	205,670
Cheung Kong Infrastructure Holdings Ltd.	10,000	63,212
CLP Holdings Ltd.	1,500	11,864
FIH Mobile Ltd. †	256,000	137,996
First Pacific Co., Ltd.	72,000	82,094
Galaxy Entertainment Group Ltd. †	348,000	3,133,135
Giordano International Ltd.	64,000	57,253
Hang Seng Bank Ltd.	22,500	365,435
Henderson Land Development Co., Ltd.	64,900	371,030
Hong Kong & China Gas Co., Ltd.	193,600	444,503
Hongkong Land Holdings Ltd.	84,000	496,322
Hopewell Holdings Ltd.	32,000	108,506
Hutchison Whampoa Ltd.	11,000	149,883
Hysan Development Co., Ltd.	25,000	107,919

	SHARES	VALUE (Note 2)
Hong Kong - 5.6% (continued)
Lifestyle International Holdings Ltd.	33,500	$62,093
Lifestyle Properties Development Ltd. †	1,675	345
Link REIT/The REIT	59,500	288,578
Melco International Development Ltd.	290,000	1,069,743
MGM China Holdings Ltd.	276,000	1,181,244
MTR Corp. Ltd.	60,500	229,308
New World Development Co., Ltd.	196,000	248,186
NWS Holdings Ltd.	61,000	93,106
Orient Overseas International Ltd.	19,000	95,625
Samsonite International SA	103,800	316,591
Sands China Ltd.	532,400	4,363,196
Shangri-La Asia Ltd.	24,000	46,861
Sino Land Co., Ltd.	168,000	230,394
SJM Holdings Ltd.	79,000	265,556
SmarTone Telecommunications Holdings Ltd.	31,500	36,034
Stella International Holdings Ltd.	26,000	66,268
Swire Properties Ltd.	50	127
Techtronic Industries Co.	70,000	199,382
Television Broadcasts Ltd.	10,000	66,984
Wharf Holdings Ltd.	136,000	1,041,780
Wheelock & Co., Ltd.	41,000	188,882
Xinyi Glass Holdings Ltd.	264,000	233,536
Xinyi Solar Holdings Ltd. †	264,000	54,473

		16,687,043

Israel - 1.1%
Bank Hapoalim BM	75,018	420,333
Bezeq The Israeli Telecommunication Corp. Ltd.	903,468	1,532,156
Delek Group Ltd.	372	142,099
Frutarom Industries Ltd.	6,048	127,240
Harel Insurance Investments & Financial Services Ltd.	14,590	84,858
Israel Corp. Ltd./The †	62	32,648
Israel Discount Bank Ltd., Class A †	154,574	295,086
Osem Investments Ltd.	3,919	95,697
Partner Communications Co., Ltd. †	15,879	148,197
Shikun & Binui Ltd.	56,257	137,785
Strauss Group Ltd.	4,930	94,304
Teva Pharmaceutical Industries Ltd.	5,105	204,258

		3,314,661

Italy - 0.8%
Davide Campari-Milano SpA	11,007	91,904
Exor SpA	4,986	198,173
Gtech Spa	13,558	413,202
Luxottica Group SpA	15,970	855,855
Pirelli & C. SpA	20,366	352,335
Prysmian SpA	14,955	385,047
Salvatore Ferragamo SpA	5,363	204,004

		2,500,520

Japan - 33.6%
77 Bank Ltd./The	35,000	169,513
Acom Co., Ltd. †	504,000	1,717,246
Aeon Credit Service Co., Ltd.	1,100	29,497
Aeon Mall Co., Ltd.	90	2,521
Aiful Corp. †	796,900	3,338,292
Alps Electric Co., Ltd. †	28,400	323,332
Bank of Yokohama Ltd./The	34,000	189,694
Bridgestone Corp.	25,400	962,327
Calsonic Kansei Corp.	14,000	72,343
Casio Computer Co., Ltd.	20,700	253,655

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 2)
Japan - 33.6% (continued)
Century Tokyo Leasing Corp.	4,800	$158,526
Chiba Bank Ltd./The	27,000	182,214
Cosmos Pharmaceutical Corp.	400	43,401
Credit Saison Co., Ltd.	3,800	100,176
Dai-ichi Life Insurance Co., Ltd./The	91,200	1,526,052
Daikin Industries Ltd.	14,500	904,840
Daiwa Securities Group, Inc.	421,000	4,216,546
Denso Corp.	25,100	1,326,000
Fast Retailing Co., Ltd.	3,700	1,528,185
Fuji Heavy Industries Ltd.	70,700	2,031,844
Fukuoka Financial Group, Inc.	41,000	179,967
GungHo Online Entertainment, Inc. †	145,600	1,048,750
Haseko Corp. †	80,300	611,804
Hino Motors Ltd.	89,000	1,401,995
Hitachi Capital Corp.	8,600	250,855
Hitachi Ltd.	660	5,004
Hokuhoku Financial Group, Inc.	91,000	181,940
Honda Motor Co., Ltd.	12,600	520,092
Hulic Co., Ltd.	37,100	549,053
Ichigo Group Holdings Co., Ltd.	324,100	1,215,540
Isuzu Motors Ltd.	118,000	735,959
J Trust Co., Ltd.	21,100	301,765
Jafco Co., Ltd.	18,000	982,528
Japan Exchange Group, Inc.	34,500	980,624
Joyo Bank Ltd./The	53,000	270,998
JTEKT Corp.	31,700	540,895
Kansai Electric Power Co., Inc./The †	91,000	1,047,348
Kawasaki Heavy Industries Ltd.	173,000	726,562
KDDI Corp.	25,500	1,571,189
Keyence Corp.	40	17,127
Kubota Corp.	100,000	1,658,723
Kyushu Electric Power Co., Inc. †	29,000	370,382
Matsui Securities Co., Ltd.	179,100	2,300,333
Mazda Motor Corp. †	471,000	2,440,753
Minebea Co., Ltd.	57,000	417,605
Mitsubishi Electric Corp.	22,000	276,638
Mitsubishi Estate Co., Ltd.	76,000	2,274,379
Mitsubishi Logistics Corp.	21,000	332,438
Mitsubishi Motors Corp. †	72,300	777,824
Mitsubishi UFJ Financial Group, Inc.	541,500	3,595,233
Mitsui Fudosan Co., Ltd.	46,000	1,659,251
MS&AD Insurance Group Holdings	9,300	249,974
NHK Spring Co., Ltd.	12,500	141,233
Nishi-Nippon City Bank Ltd./The	21,000	56,573
Nitto Denko Corp.	9,600	405,932
NKSJ Holdings, Inc.	10,400	289,470
Nomura Holdings, Inc.	574,500	4,439,629
NSK Ltd.	57,000	710,354
NTN Corp. †	132,000	600,358
NTT Urban Development Corp.	34,000	391,921
Okasan Securities Group, Inc.	158,000	1,614,769
Olympus Corp. †	14,400	456,721
Omron Corp.	6,800	300,514
Orient Corp. †	488,000	1,146,086
ORIX Corp.	250,000	4,392,967
Panasonic Corp.	195,600	2,280,151
Renesas Electronics Corp. †	23,100	136,293
Seiko Epson Corp.	65,500	1,763,557
Seino Holdings Co., Ltd.	15,000	157,855
Sharp Corp. †	431,000	1,372,262
Shinsei Bank Ltd.	540,000	1,321,869
SoftBank Corp.	45,200	3,966,335

	SHARES	VALUE (Note 2)
Japan - 33.6% (continued)
Sony Corp.	28,200	$486,120
Sumitomo Mitsui Financial Group, Inc.	60,600	3,151,405
Sumitomo Mitsui Trust Holdings, Inc.	67,000	354,511
Sumitomo Realty & Development Co., Ltd.	28,000	1,395,169
Suruga Bank Ltd.	46,000	826,033
Toho Gas Co., Ltd.	17,000	82,754
Tohoku Electric Power Co., Inc. †	57,000	642,115
Tokai Tokyo Financial Holdings, Inc.	133,500	1,291,529
Tokio Marine Holdings, Inc.	11,400	381,554
Tokyo Electric Power Co., Inc †	660,200	3,252,862
Tokyo Tatemono Co., Ltd.	90,000	1,000,797
Tokyu Fudosan Holdings Corp. †	39,600	372,272
Toshiba TEC Corp.	15,000	104,071
Tosoh Corp.	54,000	251,596
Toyoda Gosei Co., Ltd.	6,000	139,774
Toyota Motor Corp.	160,300	9,774,307
TS Tech Co., Ltd.	3,800	128,254
Yahoo Japan Corp.	233,600	1,302,647
Yamaha Motor Co., Ltd.	29,900	449,528
Yokogawa Electric Corp.	8,300	127,611
Yokohama Rubber Co., Ltd./The	30,000	295,006

		100,324,496

Netherlands - 1.8%
ASML Holding NV	25,367	2,375,916
Gemalto NV	3,241	356,690
Heineken Holding NV	9,229	584,194
Heineken NV	14,113	953,850
Koninklijke Philips NV	9,699	357,129
Koninklijke Vopak NV	762	44,609
Reed Elsevier NV	34,582	734,998

		5,407,386

Norway - 0.1%
Golar LNG Ltd.	2,009	65,590
Telenor ASA	10,790	257,812

		323,402

Portugal - 0.0% (a)
Jeronimo Martins SGPS SA	6,068	118,652

Singapore - 1.5%
Ascendas Real Estate Investment Trust REIT	206,000	360,529
CapitaCommercial Trust REIT	117,000	134,742
CapitaLand Ltd.	58,000	139,804
CapitaMall Trust REIT	149,000	225,486
CapitaMalls Asia Ltd.	92,000	143,392
Dairy Farm International Holdings, Ltd.	6,300	59,866
DBS Group Holdings Ltd.	17,000	231,026
Global Logistic Properties Ltd.	107,000	245,451
Jardine Cycle & Carriage Ltd.	6,000	171,424
Jardine Matheson Holdings Ltd.	18,000	942,935
Jardine Strategic Holdings Ltd.	7,000	224,305
Keppel REIT	200	188
Noble Group Ltd.	19,363	16,490
Sembcorp Industries Ltd.	13,000	56,715
Singapore Technologies Engineering Ltd.	155,000	487,832
Singapore Telecommunications Ltd.	40,000	116,325
StarHub Ltd.	33,000	112,491
Suntec Real Estate Investment Trust REIT	92,000	112,524

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 2)
Singapore - 1.5% (continued)
Super Group Ltd.	57,000	$172,094
Thai Beverage PCL	446,000	191,302
United Overseas Bank Ltd.	16,000	270,193

		4,415,114

Spain - 4.8%
Abertis Infraestructuras SA	70,867	1,576,286
Amadeus IT Holding SA, A Shares	93,521	4,006,001
Ferrovial SA	109,535	2,121,892
Gas Natural SDG SA	130,591	3,361,325
Grifols SA	14,812	708,805
Inditex SA	16,000	2,641,779

		14,416,088

Sweden - 0.1%
Elekta AB, B Shares	6,724	102,898
ICA Gruppen AB †	8,456	264,487

		367,385

Switzerland - 7.5%
Actelion Ltd. †	13,065	1,108,184
Adecco SA †	9,238	733,375
Cie Financiere Richemont SA	20,337	2,031,615
Credit Suisse Group AG †	38,168	1,177,994
EMS-Chemie Holding AG	2,370	845,080
Geberit AG	236	71,598
Givaudan SA †	1,411	2,018,528
Novartis AG	59,642	4,780,269
Partners Group Holding AG	5,304	1,413,080
Schindler Holding AG	1,395	205,363
SGS SA	404	930,110
Swatch Group AG/The	3,017	1,999,679
Swiss Re AG †	14,143	1,303,821
Syngenta AG	1,901	757,923
UBS AG †	142,573	2,729,896
Wolseley PLC	4,707	267,608
Zurich Insurance Group AG †	146	42,349

		22,416,472

United Kingdom - 10.3%
Aberdeen Asset Management PLC	54,480	453,038
Aggreko PLC	7,624	216,222
ARM Holdings PLC	49,237	895,271
ASOS PLC †	6,100	621,518
Associated British Foods PLC	38,037	1,542,617
AstraZeneca PLC	240	14,238
BG Group PLC	2,230	47,986
Booker Group PLC	43,996	118,666
British American Tobacco PLC	482	25,871
BT Group PLC	598,327	3,773,014
Bunzl PLC	7,883	189,437
Carnival PLC	6,836	282,997
CNH Industrial NV †	11,479	131,166
Compass Group PLC	41,470	665,796
Croda International PLC	3,164	128,974
Daily Mail & General Trust PLC, Class A	8,278	131,864
Diageo PLC	46,529	1,541,905
easyJet PLC	20,601	525,058

	SHARES	VALUE (Note 2)
United Kingdom - 10.3% (continued)
Experian PLC	34,548	$638,183
G4S PLC	22,026	95,839
GlaxoSmithKline PLC	913	24,393
Hargreaves Lansdown PLC	13,845	310,983
HSBC Holdings PLC	401,189	4,402,710
IMI PLC	4,267	108,057
Imperial Tobacco Group PLC	8,078	313,169
InterContinental Hotels Group PLC	11,899	396,908
Intertek Group PLC	2,171	113,308
ITV PLC	212,597	684,168
Johnson Matthey PLC	2,582	140,494
Kingfisher PLC	42,770	273,045
Legal & General Group PLC	62,913	232,555
Meggitt PLC	17,966	157,300
Mondi PLC	7,018	121,822
National Grid PLC	13,628	178,244
Next PLC	14,657	1,324,869
Old Mutual PLC	139,415	437,430
Pearson PLC	15,946	355,529
Petrofac Ltd.	14,632	296,707
Prudential PLC	52,638	1,176,144
Reckitt Benckiser Group PLC	3,848	305,669
Reed Elsevier PLC	9,377	139,845
Rexam PLC	11,373	100,062
Rolls-Royce Holdings PLC †	35,118	742,794
SABMiller PLC	32,301	1,662,697
Sage Group PLC/The	13,549	90,699
Severn Trent PLC	3,568	100,878
Shire PLC	14,609	688,481
Smith & Nephew PLC	5,401	77,141
Sports Direct International PLC †	36,611	434,620
SSE PLC	8,866	201,473
Standard Life PLC	68,289	407,815
Tate & Lyle PLC	14,485	194,307
Tullow Oil PLC	11,125	157,893
United Utilities Group PLC	13,217	147,152
Whitbread PLC	10,735	668,086
WPP PLC	74,106	1,697,320

		30,904,427

TOTAL COMMON STOCKS (cost $253,851,439)		295,143,305

PREFERRED STOCKS - 0.0% (a)

United Kingdom - 0.0% (a)
Rolls-Royce Holdings PLC (3)†(b)
(cost $—)	3,020,148	5,001

MONEY MARKET FUNDS - 2.5%
J.P. Morgan U.S. Treasury Plus
Money Market Fund - Institutional
Shares, 0.000% (c)
(cost $7,432,498)	7,432,498	7,432,498

TOTAL INVESTMENTS - 101.2% (cost $261,283,937)		302,580,804

LIABILITIES IN EXCESS OF OTHER
ASSETS - (1.2%) (d)		(3,464,555)

NET ASSETS - 100.0%		$299,116,249

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

†	Non income-producing security.
(a)	Represents less than 0.05 percent of net assets.
(b)	Security fair valued as of December 31, 2013 using procedures approved by the Board of Trustees. The total value of positions fair valued was $5,001 or 0.0% of total net assets.
(c)	Represents annualized seven-day yield as of December 31, 2013.
(d)	Includes appreciation on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$64,681,398	21.6%
Consumer Staples	20,371,589	6.8
Energy	3,029,695	1.0
Financials	89,994,799	30.1
Health Care	28,044,454	9.4
Industrials	36,112,034	12.1
Information Technology	17,736,322	5.9
Materials	7,823,135	2.6
Telecommunication Services	16,338,127	5.5
Utilities	11,016,753	3.7
Money Market Funds	7,432,498	2.5

Total Investments	302,580,804	101.2
Liabilities in Excess of Other Assets (d)	(3,464,555)	(1.2)

Net Assets	$299,116,249	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

Open futures contracts outstanding at December 31, 2013:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2013	UNREALIZED APPRECIATION
Long Contracts:
14	Barclays Capital	MSCI EAFE Mini Index Futures	March 21, 2014	$1,309,890	$1,342,460	$32,570

Cash held as collateral with Barclays Capital for futures contracts was $42,950 at December 31, 2013.

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2013 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

COMMON STOCKS - 97.9%	SHARES	VALUE (Note 2)
Consumer Discretionary - 21.4%
Aaron’s, Inc.	93	$2,734
Amazon.com, Inc. †	1,059	422,319
Apollo Education Group, Inc. †	71	1,940
AutoNation, Inc. †	274	13,615
AutoZone, Inc. †	16	7,647
Bed Bath & Beyond, Inc. †	101	8,110
Best Buy Co., Inc.	4,648	185,362
BorgWarner, Inc.	1,188	66,421
Brunswick Corp.	669	30,814
Caesars Entertainment Corp. †	1,988	42,822
Carter’s, Inc.	616	44,223
CBS Corp., Class B	4,744	302,383
Chipotle Mexican Grill, Inc. †	442	235,489
Cinemark Holdings, Inc.	322	10,732
Coach, Inc.	66	3,705
Comcast Corp., Class A	1,351	70,205
Conn’s, Inc. †	553	43,571
Dana Holding Corp.	2,784	54,622
Dillard’s, Inc., Class A	148	14,387
DIRECTV †	86	5,942
Discovery Communications, Inc., Class A †	526	47,561
DISH Network Corp., Class A †	2,530	146,538
Dollar Tree, Inc. †	941	53,091
DR Horton, Inc. †	1,478	32,989
DSW, Inc., Class A	330	14,101
Expedia, Inc.	167	11,633
Express, Inc. †	194	3,622
Family Dollar Stores, Inc.	63	4,093
Fifth & Pacific Cos., Inc. †	1,231	39,478
Ford Motor Co.	31,821	490,998
GameStop Corp., Class A	1,048	51,624
Gannett Co., Inc.	894	26,445
Gap, Inc./The	868	33,921
General Motors Co. †	15,679	640,801
Genuine Parts Co.	74	6,156
GNC Holdings, Inc., Class A	697	40,740
Goodyear Tire & Rubber Co./The	2,568	61,247
Groupon, Inc. †	12,576	148,020
H&R Block, Inc.	1,923	55,844
Home Depot, Inc./The	5,086	418,781
HSN, Inc.	187	11,650
Johnson Controls, Inc.	6,935	355,765
L Brands, Inc.	139	8,597
Las Vegas Sands Corp.	7,482	590,105
Lennar Corp., Class A	1,112	43,991
Liberty Global PLC, Class A (United Kingdom) †	258	22,959
LKQ Corp. †	2,515	82,743
Lowe’s Cos., Inc.	8,004	396,598
Macy’s, Inc.	524	27,982
Madison Square Garden Co./The, Class A †	948	54,586
Mattel, Inc.	402	19,127
MGM Resorts International †	6,067	142,696
Mohawk Industries, Inc. †	936	139,370
Netflix, Inc. †	1,039	382,529
NIKE, Inc., Class B	248	19,503
Panera Bread Co., Class A †	24	4,241
PetSmart, Inc.	64	4,656
Polaris Industries, Inc.	508	73,985
priceline.com, Inc. †	479	556,790

	SHARES	VALUE (Note 2)
Consumer Discretionary - 21.4% (continued)
PulteGroup, Inc.	2,843	$57,912
Ralph Lauren Corp.	40	7,063
Rent-A-Center, Inc.	182	6,068
Ross Stores, Inc.	256	19,182
Sally Beauty Holdings, Inc. †	147	4,444
Service Corp. International	1,360	24,657
Sinclair Broadcast Group, Inc., Class A	994	35,516
Sirius XM Holdings, Inc. †	40,608	141,722
Standard Pacific Corp. †	4,289	38,815
Starbucks Corp.	9,451	740,864
Starz, Class A †	200	5,848
Tesla Motors, Inc. †	2,306	346,776
Time Warner Cable, Inc.	305	41,327
Time Warner, Inc.	5,392	375,930
TJX Cos., Inc.	1,203	76,667
Tractor Supply Co.	512	39,721
TripAdvisor, Inc. †	2,429	201,194
TRW Automotive Holdings Corp. †	739	54,974
Twenty-First Century Fox, Inc., Class A	18,784	660,821
Ulta Salon Cosmetics & Fragrance, Inc. †	50	4,826
Under Armour, Inc., Class A †	445	38,848
VF Corp.	656	40,895
Viacom, Inc., Class B	2,706	236,342
Visteon Corp. †	548	44,876
Walt Disney Co./The	858	65,551
Weight Watchers International, Inc.	51	1,679
Whirlpool Corp.	872	136,782
Wyndham Worldwide Corp.	277	20,412
Wynn Resorts Ltd.	755	146,629
Yum! Brands, Inc.	243	18,373

		10,467,313

Consumer Staples - 3.5%
Altria Group, Inc.	445	17,084
Archer-Daniels-Midland Co.	2,109	91,531
Casey’s General Stores, Inc.	449	31,542
Church & Dwight Co., Inc.	85	5,634
Coca-Cola Co./The	102	4,214
Colgate-Palmolive Co.	310	20,215
ConAgra Foods, Inc.	549	18,501
Constellation Brands, Inc., Class A †	1,163	81,852
Costco Wholesale Corp.	485	57,720
Estee Lauder Cos., Inc./The, Class A	151	11,373
Flowers Foods, Inc.	1,538	33,021
General Mills, Inc.	150	7,486
Green Mountain Coffee Roasters, Inc. †	1,627	122,969
Herbalife Ltd. (Cayman Islands)	511	40,216
Hershey Co./The	95	9,237
JM Smucker Co./The	179	18,548
Kimberly-Clark Corp.	408	42,620
Kroger Co./The	1,500	59,295
Lorillard, Inc.	183	9,274
Mead Johnson Nutrition Co.	82	6,868
Mondelez International, Inc., Class A	535	18,885
Monster Beverage Corp. †	364	24,668
Nu Skin Enterprises, Inc., Class A	1,053	145,546
Philip Morris International, Inc.	37	3,224
Pilgrim’s Pride Corp. †	3,191	51,854
PriceSmart, Inc.	417	48,180
Reynolds American, Inc.	232	11,598
Rite Aid Corp. †	28,118	142,277
Safeway, Inc.	1,539	50,125

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

	SHARES	VALUE (Note 2)
Consumer Staples - 3.5% (continued)
TreeHouse Foods, Inc. †	39	$2,688
Tyson Foods, Inc., Class A	1,489	49,822
Walgreen Co.	8,135	467,274
Whole Foods Market, Inc.	270	15,614

		1,720,955

Energy - 7.1%
Anadarko Petroleum Corp.	60	4,759
Cabot Oil & Gas Corp.	3,849	149,187
Cameron International Corp. †	587	34,944
Cheniere Energy, Inc. †	1,910	82,359
Chesapeake Energy Corp.	5,715	155,105
Chevron Corp.	66	8,244
Cimarex Energy Co.	373	39,131
Cobalt International Energy, Inc. †	1,208	19,872
ConocoPhillips	135	9,538
Continental Resources, Inc. †	2,095	235,729
EOG Resources, Inc.	2,492	418,257
FMC Technologies, Inc. †	64	3,342
Golar LNG Ltd. (Bermuda)	71	2,577
Gulfport Energy Corp. †	1,449	91,504
Halliburton Co.	10,183	516,787
Helix Energy Solutions Group, Inc. †	1,805	41,840
Hess Corp.	2,963	245,929
HollyFrontier Corp.	304	15,106
Key Energy Services, Inc. †	134	1,059
Kinder Morgan, Inc.	607	21,852
Kodiak Oil & Gas Corp. †	1,503	16,849
Laredo Petroleum Holdings, Inc. †	1,913	52,971
Marathon Oil Corp.	1,840	64,952
Marathon Petroleum Corp.	1,522	139,613
Noble Energy, Inc.	3,530	240,428
Oasis Petroleum, Inc. †	1,413	66,369
Oceaneering International, Inc.	607	47,880
Phillips 66	2,410	185,883
Pioneer Natural Resources Co.	1,956	360,041
Range Resources Corp.	261	22,005
Rosetta Resources, Inc. †	40	1,922
Seadrill Ltd. (Bermuda)	528	21,690
SM Energy Co.	372	30,917
Spectra Energy Corp.	227	8,086
Targa Resources Corp.	398	35,092
Tesoro Corp.	112	6,552
Valero Energy Corp.	1,350	68,040
Williams Cos., Inc./The	269	10,375
World Fuel Services Corp.	52	2,244

		3,479,030

Financials - 14.0%
American Campus Communities, Inc. REIT	63	2,029
American Express Co.	4,197	380,794
American Financial Group, Inc.	1,065	61,472
American International Group, Inc.	12,605	643,485
American Tower Corp. REIT	508	40,549
Arch Capital Group Ltd. (Bermuda) †	267	15,937
AvalonBay Communities, Inc. REIT	37	4,374
Bank of America Corp.	51,853	807,351
BB&T Corp.	375	13,995
Berkshire Hathaway, Inc., Class B †	223	26,439
BlackRock, Inc.	1,192	377,232
Boston Properties, Inc. REIT	39	3,914
Capital One Financial Corp.	817	62,590
CBOE Holdings, Inc.	523	27,175

	SHARES	VALUE (Note 2)
Financials - 14.0% (continued)
Charles Schwab Corp./The	10,732	$279,032
Chubb Corp./The	190	18,360
Citigroup, Inc.	7,157	372,951
CME Group, Inc.	1,113	87,326
Digital Realty Trust, Inc. REIT	55	2,702
Discover Financial Services	739	41,347
Equity Lifestyle Properties, Inc. REIT	62	2,246
Erie Indemnity Co., Class A	32	2,340
Essex Property Trust, Inc. REIT	22	3,157
Extra Space Storage, Inc. REIT	331	13,945
Federal Realty Investment Trust REIT	34	3,448
Fidelity National Financial, Inc., Class A	450	14,602
Franklin Resources, Inc.	453	26,152
General Growth Properties, Inc. REIT	1,839	36,909
Genworth Financial, Inc., Class A †	7,173	111,397
Goldman Sachs Group, Inc./The	3,087	547,202
Hartford Financial Services Group, Inc.	3,282	118,907
HCP, Inc. REIT	443	16,090
Howard Hughes Corp./The †	460	55,246
JPMorgan Chase & Co.	5,421	317,020
Lincoln National Corp.	2,367	122,185
Marsh & McLennan Cos., Inc.	196	9,479
McGraw Hill Financial, Inc.	120	9,384
MetLife, Inc.	10,044	541,572
MGIC Investment Corp. †	4,362	36,815
Moody’s Corp.	413	32,408
Morgan Stanley	17,792	557,957
Nationstar Mortgage Holdings, Inc. †	861	31,823
Ocwen Financial Corp. †	1,081	59,941
Principal Financial Group, Inc.	725	35,750
ProAssurance Corp.	66	3,200
Prologis, Inc. REIT	233	8,609
Prudential Financial, Inc.	3,993	368,234
Public Storage REIT	117	17,611
Regions Financial Corp.	4,459	44,099
Simon Property Group, Inc. REIT	94	14,303
State Street Corp.	3,050	223,839
SunTrust Banks, Inc.	695	25,583
Tanger Factory Outlet Centers REIT	263	8,421
Taubman Centers, Inc. REIT	130	8,310
Travelers Cos., Inc./The	301	27,253
US Bancorp	1,669	67,428
Ventas, Inc. REIT	229	13,117
Wells Fargo & Co.	110	4,994
Weyerhaeuser Co. REIT	768	24,246
WR Berkley Corp.	97	4,209

		6,838,485

Health Care - 15.5%
Abbott Laboratories	1,321	50,634
AbbVie, Inc.	447	23,606
Accretive Health, Inc. †	106	971
Actavis PLC †	1,185	199,080
Aegerion Pharmaceuticals, Inc. †	1,013	71,883
Aetna, Inc.	3,281	225,044
Alexion Pharmaceuticals, Inc. †	280	37,257
Allergan, Inc.	105	11,663
Alnylam Pharmaceuticals, Inc. †	669	43,037
AmerisourceBergen Corp.	990	69,607
Amgen, Inc.	1,177	134,366
Arena Pharmaceuticals, Inc. †	1,886	11,033
athenahealth, Inc. †	417	56,087
Biogen Idec, Inc. †	2,198	614,891

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

	SHARES	VALUE (Note 2)
Health Care - 15.5% (continued)
BioMarin Pharmaceutical, Inc. †	771	$54,178
Boston Scientific Corp. †	13,971	167,931
Bristol-Myers Squibb Co.	12,179	647,314
Cardinal Health, Inc.	661	44,161
Catamaran Corp. †	375	17,805
Celgene Corp. †	4,015	678,374
Cepheid, Inc. †	65	3,037
Cerner Corp. †	787	43,867
Cigna Corp.	2,422	211,877
Eli Lilly & Co.	1,047	53,397
Endo Health Solutions, Inc. †	1,372	92,555
Express Scripts Holding Co. †	773	54,296
Gilead Sciences, Inc. †	13,687	1,028,578
HCA Holdings, Inc. †	5,040	240,458
Illumina, Inc. †	1,731	191,483
Incyte Corp. Ltd. †	1,791	90,678
Intuitive Surgical, Inc. †	26	9,986
Isis Pharmaceuticals, Inc. †	1,247	49,681
Jazz Pharmaceuticals PLC (Ireland) †	22	2,784
McKesson Corp.	2,104	339,586
Medidata Solutions, Inc. †	1,510	91,461
Medivation, Inc. †	360	22,975
Medtronic, Inc.	1,610	92,398
Mylan, Inc. †	3,373	146,388
Omnicare, Inc.	627	37,846
OPKO Health, Inc. †	4,485	37,853
Perrigo Co. PLC	47	7,213
Pfizer, Inc.	759	23,248
Pharmacyclics, Inc. †	1,859	196,645
Questcor Pharmaceuticals, Inc.	1,147	62,454
Regeneron Pharmaceuticals, Inc. †	1,039	285,974
Salix Pharmaceuticals Ltd. †	486	43,711
St Jude Medical, Inc.	1,365	84,562
Tenet Healthcare Corp. †	605	25,483
Thermo Fisher Scientific, Inc.	3,746	417,117
UnitedHealth Group, Inc.	330	24,849
Vertex Pharmaceuticals, Inc. †	1,888	140,278
WellPoint, Inc.	2,564	236,888

		7,548,528

Industrials - 12.8%
A. O. Smith Corp.	698	37,650
Alaska Air Group, Inc.	706	51,799
Avis Budget Group, Inc. †	1,191	48,140
B/E Aerospace, Inc. †	1,072	93,296
Boeing Co./The	7,211	984,229
Chart Industries, Inc. †	299	28,596
CLARCOR, Inc.	41	2,638
Clean Harbors, Inc. †	45	2,698
Copart, Inc. †	321	11,765
Cummins, Inc.	1,872	263,896
Delta Air Lines, Inc.	13,005	357,247
Donaldson Co., Inc.	84	3,651
Dover Corp.	1,493	144,134
Fastenal Co.	131	6,224
FedEx Corp.	2,437	350,368
Flowserve Corp.	1,586	125,024
Fortune Brands Home & Security, Inc.	3,256	148,799
Generac Holdings, Inc.	2,125	120,360
General Electric Co.	2,095	58,723
Hertz Global Holdings, Inc. †	5,422	155,178
Honeywell International, Inc.	6,045	552,332
Illinois Tool Works, Inc.	571	48,010

	SHARES	VALUE (Note 2)
Industrials - 12.8% (continued)
Iron Mountain, Inc.	381	$11,563
Kirby Corp. †	499	49,526
Lincoln Electric Holdings, Inc.	638	45,515
Lockheed Martin Corp.	2,791	414,910
Manitowoc Co., Inc./The	2,743	63,967
Masco Corp.	1,831	41,692
Nielsen Holdings NV	1,043	47,863
Norfolk Southern Corp.	1,351	125,413
Northrop Grumman Corp.	2,346	268,875
Old Dominion Freight Line, Inc. †	756	40,083
Owens Corning †	565	23,007
Precision Castparts Corp.	728	196,050
Raytheon Co.	1,876	170,153
Rockwell Automation, Inc.	1,200	141,792
Rollins, Inc.	380	11,510
Ryder System, Inc.	532	39,251
SolarCity Corp. †	1,391	79,037
Southwest Airlines Co.	7,318	137,871
Spirit Airlines, Inc. †	1,036	47,045
Swift Transportation Co. †	5,294	117,580
Teledyne Technologies, Inc. †	41	3,766
Terex Corp.	1,248	52,404
Towers Watson & Co., Class A	202	25,777
Triumph Group, Inc.	44	3,347
Union Pacific Corp.	658	110,544
United Continental Holdings, Inc. †	3,342	126,428
United Parcel Service, Inc., Class B	166	17,443
United Rentals, Inc. †	643	50,122
USG Corp. †	586	16,631
Verisk Analytics, Inc., Class A †	448	29,443
Wabtec Corp.	785	58,302
Waste Connections, Inc.	1,237	53,970
WESCO International, Inc. †	423	38,523

		6,254,160

Information Technology - 21.5%
3D Systems Corp. †	2,271	211,044
Activision Blizzard, Inc.	7,063	125,933
Adobe Systems, Inc. †	6,121	366,526
Alliance Data Systems Corp. †	103	27,082
Apple, Inc.	22	12,344
Applied Materials, Inc.	13,057	230,978
Automatic Data Processing, Inc.	159	12,849
Cadence Design Systems, Inc. †	803	11,258
Cisco Systems, Inc.	11,479	257,704
CommVault Systems, Inc. †	325	24,336
Cree, Inc. †	1,478	92,478
eBay, Inc. †	698	38,313
Electronic Arts, Inc. †	1,898	43,540
Equinix, Inc. †	116	20,584
Facebook, Inc., Class A †	19,759	1,080,027
First Solar, Inc. †	2,346	128,185
FleetCor Technologies, Inc. †	895	104,867
Fortinet, Inc. †	124	2,372
Freescale Semiconductor Ltd.
(Bermuda) †	4,203	67,458
Fusion-io, Inc. †	135	1,203
Google, Inc., Class A †	1,434	1,607,098
Guidewire Software, Inc. †	684	33,564
Hewlett-Packard Co.	16,880	472,302
IAC/InterActiveCorp	82	5,633
Intel Corp.	648	16,822
International Business Machines Corp.	24	4,502

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

	SHARES	VALUE (Note 2)
Information Technology - 21.5% (continued)
Intuit, Inc.	74	$5,648
IPG Photonics Corp. †	133	10,322
Jack Henry & Associates, Inc.	963	57,019
KLA-Tencor Corp.	80	5,157
LinkedIn Corp., Class A †	1,435	311,151
MasterCard, Inc., Class A	949	792,852
Micron Technology, Inc. †	13,073	284,469
Microsoft Corp.	19,450	728,014
Motorola Solutions, Inc.	138	9,315
NCR Corp. †	1,190	40,531
NetSuite, Inc. †	656	67,581
NeuStar, Inc., Class A †	661	32,957
Nuance Communications, Inc. †	155	2,356
Oracle Corp.	621	23,759
Pandora Media, Inc. †	6,361	169,203
Qlik Technologies, Inc. †	1,202	32,009
QUALCOMM, Inc.	171	12,697
Rackspace Hosting, Inc. †	257	10,056
Salesforce.com, Inc. †	215	11,866
SanDisk Corp.	2,597	183,192
ServiceNow, Inc. †	2,395	134,144
SolarWinds, Inc. †	320	12,106
Splunk, Inc. †	3,112	213,701
SS&C Technologies Holdings, Inc. †	1,261	55,812
SunEdison, Inc. †	3,681	48,037
SunPower Corp. †	2,973	88,625
Symantec Corp.	1,519	35,818
Teradata Corp. †	80	3,639
Texas Instruments, Inc.	7,495	329,105
TIBCO Software, Inc. †	93	2,091
Total System Services, Inc.	143	4,759
Ubiquiti Networks, Inc. †	2,113	97,114
Ultimate Software Group, Inc./The †	187	28,652
Universal Display Corp. †	41	1,409
VeriFone Systems, Inc. †	48	1,287
Visa, Inc., Class A	2,110	469,855
VMware, Inc., Class A †	140	12,559
Western Digital Corp.	4,533	380,319
Workday, Inc., Class A †	578	48,067
Xerox Corp.	11,832	143,995
Xilinx, Inc.	1,240	56,941
Yahoo!, Inc. †	9,428	381,268
Yelp, Inc. †	1,660	114,457
Zillow, Inc., Class A †	835	68,245

		10,521,161

Materials - 1.6%
Airgas, Inc.	30	3,355
Allied Nevada Gold Corp. †	73	259
Axiall Corp.	400	18,976
Carpenter Technology Corp.	51	3,172
Celanese Corp., Series A	24	1,327
CF Industries Holdings, Inc.	82	19,109
Chemtura Corp. †	1,016	28,367
Ecolab, Inc.	2,147	223,868
International Paper Co.	1,925	94,383
Monsanto Co.	721	84,033
NewMarket Corp.	42	14,034
Newmont Mining Corp.	60	1,382
PPG Industries, Inc.	913	173,160
Praxair, Inc.	34	4,421
Royal Gold, Inc.	48	2,211

	SHARES	VALUE (Note 2)
Materials - 1.6% (continued)
Sherwin-Williams Co./The	270	$49,545
WR Grace & Co. †	480	47,458

		769,060

Telecommunication Services - 0.1%
Crown Castle International Corp. †	380	27,903

Utilities - 0.4%
AGL Resources, Inc.	62	2,928
Ameren Corp.	110	3,978
American Electric Power Co., Inc.	418	19,537
American Water Works Co., Inc.	122	5,156
Calpine Corp. †	225	4,390
CenterPoint Energy, Inc.	247	5,726
Cleco Corp.	70	3,263
Consolidated Edison, Inc.	120	6,634
Dominion Resources, Inc.	205	13,261
DTE Energy Co.	87	5,776
FirstEnergy Corp.	177	5,837
ITC Holdings Corp.	37	3,545
NextEra Energy, Inc.	56	4,795
NiSource, Inc.	195	6,412
OGE Energy Corp.	1,197	40,578
ONEOK, Inc.	108	6,715
Pinnacle West Capital Corp.	73	3,863
Portland General Electric Co.	345	10,419
PPL Corp.	242	7,282
Questar Corp.	410	9,426
UIL Holdings Corp.	72	2,790
WGL Holdings, Inc.	68	2,724
Wisconsin Energy Corp.	89	3,679
Xcel Energy, Inc.	158	4,415

		183,129

TOTAL COMMON STOCKS (cost $42,937,055)		47,809,724

EXCHANGE-TRADED FUNDS - 1.4%
SPDR S&P 500 ETF Trust
(cost $645,745)	3,644	672,938

MONEY MARKET FUNDS - 0.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(a)
(cost $456,896)	456,896	456,896

TOTAL INVESTMENTS - 100.2% (cost $44,039,696)		48,939,558

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)		(105,866)

NET ASSETS - 100.0%		$48,833,692

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of December 31, 2013.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2013 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

COMMON STOCKS - 99.5%	SHARES	VALUE (Note 2)
Consumer Discretionary - 17.2%
AFC Enterprises, Inc. †	273	$10,511
American Axle & Manufacturing Holdings, Inc. †	1,038	21,227
American Public Education, Inc. †	58	2,521
America’s Car-Mart, Inc. †	61	2,576
ANN, Inc. †	88	3,217
Arctic Cat, Inc.	166	9,459
Asbury Automotive Group, Inc. †	376	20,206
Ascent Capital Group, Inc., Class A †	63	5,390
Bally Technologies, Inc. †	180	14,121
Beazer Homes USA, Inc. †	314	7,668
bebe stores, Inc.	1,766	9,395
Big 5 Sporting Goods Corp.	448	8,879
BJ’s Restaurants, Inc. †	57	1,770
Black Diamond, Inc. †	382	5,092
Bob Evans Farms, Inc.	192	9,713
Bon-Ton Stores, Inc./The	543	8,840
Boyd Gaming Corp. †	1,567	17,644
Bridgepoint Education, Inc. †	457	8,094
Brown Shoe Co., Inc.	531	14,942
Brunswick Corp.	116	5,343
Buffalo Wild Wings, Inc. †	66	9,715
Cabela’s, Inc. †	102	6,799
Capella Education Co.	200	13,288
Carriage Services, Inc.	352	6,875
Children’s Place Retail Stores, Inc./The †	73	4,159
Christopher & Banks Corp. †	1,379	11,777
Churchill Downs, Inc.	75	6,724
Chuy’s Holdings, Inc. †	276	9,942
Conn’s, Inc. †	327	25,764
Cracker Barrel Old Country Store, Inc.	263	28,948
Cumulus Media, Inc., Class A †	2,624	20,284
Deckers Outdoor Corp. †	463	39,105
Dex Media, Inc. †	2,306	15,635
DineEquity, Inc.	99	8,271
Dixie Group, Inc./The †	502	6,626
Domino’s Pizza, Inc.	176	12,258
Dorman Products, Inc. †	316	17,718
Drew Industries, Inc.	234	11,981
Education Management Corp. †	2,256	22,763
Einstein Noah Restaurant Group, Inc.	366	5,307
Entravision Communications Corp., Class A	2,467	15,024
EW Scripps Co., Class A †	758	16,464
Federal-Mogul Corp. †	1,963	38,632
Fiesta Restaurant Group, Inc. †	482	25,180
Fifth & Pacific Cos., Inc. †	513	16,452
Finish Line, Inc./The, Class A	238	6,704
FTD Cos., Inc. †	264	8,601
Genesco, Inc. †	38	2,776
Gentherm, Inc. †	457	12,252
G-III Apparel Group Ltd. †	239	17,636
Grand Canyon Education, Inc. †	538	23,457
Gray Television, Inc. †	2,635	39,209
Group 1 Automotive, Inc.	93	6,605
Helen of Troy Ltd. (Bermuda) †	96	4,753
hhgregg, Inc. †	828	11,567
Hibbett Sports, Inc. †	72	4,839
Hillenbrand, Inc.	264	7,767
Hovnanian Enterprises, Inc., Class A †	770	5,097
Iconix Brand Group, Inc. †	430	17,071

	SHARES	VALUE (Note 2)
Consumer Discretionary - 17.2% (continued)
iRobot Corp. †	394	$13,699
Jack in the Box, Inc. †	305	15,256
Journal Communications, Inc., Class A †	1,008	9,385
KB Home	411	7,513
Kirkland’s, Inc. †	600	14,202
Krispy Kreme Doughnuts, Inc. †	925	17,843
La-Z-Boy, Inc.	430	13,330
Lee Enterprises, Inc. †	3,351	11,628
LifeLock, Inc. †	564	9,255
Lions Gate Entertainment Corp.	298	9,435
Lithia Motors, Inc., Class A	369	25,616
Loral Space & Communications, Inc. †	167	13,524
Lumber Liquidators Holdings, Inc. †	61	6,276
M/I Homes, Inc. †	386	9,824
Marriott Vacations Worldwide Corp. †	209	11,027
MDC Holdings, Inc. †	97	3,127
MDC Partners, Inc., Class A	611	15,574
Meredith Corp.	286	14,815
Meritage Homes Corp. †	248	11,902
Modine Manufacturing Co. †	900	11,538
Monro Muffler Brake, Inc.	114	6,425
Motorcar Parts of America, Inc. †	606	11,696
Movado Group, Inc.	246	10,826
Multimedia Games Holding Co., Inc. †	490	15,366
NACCO Industries, Inc., Class A	143	8,893
Nautilus, Inc. †	1,157	9,754
New York Times Co./The, Class A	552	8,760
Nexstar Broadcasting Group, Inc., Class A	656	36,559
Office Depot, Inc. †	2,783	14,722
Orbitz Worldwide, Inc. †	1,814	13,025
Orient-Express Hotels Ltd., Class A (Bermuda) †	546	8,250
Outerwall, Inc. †	52	3,498
Overstock.com, Inc. †	485	14,933
Oxford Industries, Inc.	75	6,050
Pacific Sunwear of California, Inc. †	1,884	6,293
Papa John’s International, Inc.	224	10,170
Penske Automotive Group, Inc.	131	6,178
Pier 1 Imports, Inc.	221	5,101
Pinnacle Entertainment, Inc. †	500	12,995
Pool Corp.	199	11,570
Quiksilver, Inc. †	2,126	18,645
ReachLocal, Inc. †	262	3,330
Red Robin Gourmet Burgers, Inc. †	219	16,105
Ruth’s Hospitality Group, Inc.	972	13,812
Ryland Group, Inc./The	377	16,366
Scientific Games Corp., Class A †	655	11,089
Shutterfly, Inc. †	589	29,998
Sinclair Broadcast Group, Inc., Class A	303	10,826
Skechers U.S.A., Inc., Class A †	572	18,950
Smith & Wesson Holding Corp. †	1,136	15,325
Sonic Automotive, Inc., Class A	237	5,802
Sonic Corp. †	727	14,678
Stage Stores, Inc.	411	9,132
Standard Motor Products, Inc.	641	23,589
Standard Pacific Corp. †	722	6,534
Stein Mart, Inc.	647	8,702
Steven Madden Ltd. †	163	5,964
Stoneridge, Inc. †	664	8,466
Sturm, Ruger & Co., Inc.	220	16,080
Thor Industries, Inc.	190	10,494
Tower International, Inc. †	753	16,114
Tuesday Morning Corp. †	1,155	18,434

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Consumer Discretionary - 17.2% (continuted)
Universal Electronics, Inc. †	400	$15,244
ValueVision Media, Inc., Class A †	1,392	9,730
VOXX International Corp. †	901	15,047
Winnebago Industries, Inc. †	504	13,835
Zale Corp. †	736	11,607

		1,580,364

Consumer Staples - 3.4%
Andersons, Inc./The	244	21,758
B&G Foods, Inc.	336	11,394
Boston Beer Co., Inc./The, Class A †	72	17,409
Boulder Brands, Inc. †	962	15,257
Calavo Growers, Inc.	67	2,027
Cal-Maine Foods, Inc.	101	6,083
Chiquita Brands International, Inc. †	500	5,850
Coca-Cola Bottling Co. Consolidated	37	2,708
Craft Brew Alliance, Inc. †	506	8,309
Elizabeth Arden, Inc. †	131	4,644
Fresh Del Monte Produce, Inc.	157	4,443
Hain Celestial Group, Inc./The †	80	7,262
Harbinger Group, Inc. †	476	5,641
J&J Snack Foods Corp.	84	7,442
Lancaster Colony Corp.	40	3,526
Lifevantage Corp. †	3,107	5,127
Medifast, Inc. †	203	5,304
Natural Grocers by Vitamin Cottage, Inc. †	419	17,787
Omega Protein Corp. †	797	9,795
Prestige Brands Holdings, Inc. †	333	11,921
Revlon, Inc., Class A †	830	20,717
Rite Aid Corp. †	1,984	10,039
Roundy’s, Inc.	893	8,805
Sanderson Farms, Inc.	200	14,466
Snyders-Lance, Inc.	152	4,365
Spartan Stores, Inc.	455	11,047
Spectrum Brands Holdings, Inc.	123	8,678
Star Scientific, Inc. †	1,901	2,205
SUPERVALU, Inc. †	3,929	28,642
Susser Holdings Corp. †	195	12,771
Universal Corp.	72	3,931
USANA Health Sciences, Inc. †	100	7,558
WD-40 Co.	78	5,825
Weis Markets, Inc.	80	4,205

		316,941

Energy - 5.7%
Alon USA Energy, Inc.	541	8,948
Bonanza Creek Energy, Inc. †	606	26,343
Bristow Group, Inc.	51	3,828
Carrizo Oil & Gas, Inc. †	574	25,698
Cheniere Energy, Inc. †	188	8,107
Clayton Williams Energy, Inc. †	153	12,538
Crosstex Energy, Inc.	555	20,069
Dawson Geophysical Co. †	173	5,851
Delek US Holdings, Inc.	184	6,332
Diamondback Energy, Inc. †	350	18,501
Enbridge Energy Management LLC †	111	3,184
EPL Oil & Gas, Inc. †	398	11,343
Exterran Holdings, Inc. †	523	17,887
Gastar Exploration, Inc. †	2,297	15,895
Geospace Technologies Corp. †	120	11,380
Goodrich Petroleum Corp. †	806	13,718
Green Plains Renewable Energy, Inc.	916	17,761
Gulf Island Fabrication, Inc.	61	1,416

	SHARES	VALUE (Note 2)
Energy - 5.7% (continued)
Halcon Resources Corp. †	354	$1,366
Hercules Offshore, Inc. †	2,014	13,151
Hornbeck Offshore Services, Inc. †	282	13,883
Kodiak Oil & Gas Corp. †	259	2,903
Magnum Hunter Resources Corp. †	2,627	19,203
Matador Resources Co. †	1,193	22,238
Miller Energy Resources, Inc. †	1,141	8,033
Natural Gas Services Group, Inc. †	400	11,028
Newpark Resources, Inc. †	1,331	16,358
PDC Energy, Inc. †	472	25,120
Penn Virginia Corp. †	905	8,534
PHI, Inc. †	89	3,863
Renewable Energy Group, Inc. †	781	8,950
Rentech, Inc. †	1,324	2,317
Rex Energy Corp. †	968	19,079
RigNet, Inc. †	451	21,616
SemGroup Corp., Class A	338	22,048
Ship Finance International Ltd. (Norway)	197	3,227
Stone Energy Corp. †	334	11,553
Synergy Resources Corp. †	1,262	11,686
Tesco Corp. †	1,231	24,349
TETRA Technologies, Inc. †	1,000	12,360
Western Refining, Inc.	170	7,210
Willbros Group, Inc. †	758	7,140

		526,014

Financials - 14.0%
Acadia Realty Trust REIT	188	4,668
Alexander & Baldwin, Inc.	121	5,049
American Equity Investment Life Holding Co.	641	16,910
Ameris Bancorp †	631	13,320
AMERISAFE, Inc.	115	4,858
Amtrust Financial Services, Inc.	242	7,911
Associated Estates Realty Corp. REIT	200	3,210
Bank of the Ozarks, Inc.	413	23,372
Banner Corp.	212	9,502
BBCN Bancorp, Inc.	497	8,245
BGC Partners, Inc., Class A	2,167	13,132
BofI Holding, Inc. †	288	22,588
Boston Private Financial Holdings, Inc.	425	5,363
Cash America International, Inc.	26	996
Cedar Realty Trust, Inc. REIT	989	6,191
Chatham Lodging Trust REIT	230	4,703
CNO Financial Group, Inc.	725	12,825
Cohen & Steers, Inc.	106	4,246
Community Trust Bancorp, Inc.	85	3,839
CoreSite Realty Corp. REIT	334	10,751
CubeSmart REIT	492	7,842
CVB Financial Corp.	482	8,228
DFC Global Corp. †	70	801
Eagle Bancorp, Inc. †	380	11,639
EastGroup Properties, Inc. REIT	4	232
Education Realty Trust, Inc. REIT	244	2,152
eHealth, Inc. †	349	16,225
Employers Holdings, Inc.	378	11,964
Encore Capital Group, Inc. †	266	13,369
Enstar Group Ltd. (Bermuda) †	55	7,640
Evercore Partners, Inc., Class A	450	26,901
FBL Financial Group, Inc., Class A	141	6,315
FBR & Co. †	566	14,931
Federal Agricultural Mortgage Corp., Class C	183	6,268
FelCor Lodging Trust, Inc. REIT †	1,903	15,528

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Financials - 14.0% (continued)
Fidelity Southern Corp.	355	$5,897
Fidus Investment Corp.	866	18,827
Financial Engines, Inc.	138	9,588
First Cash Financial Services, Inc. †	128	7,916
First Financial Bankshares, Inc.	291	19,299
First Industrial Realty Trust, Inc. REIT	254	4,432
First Interstate Bancsystem, Inc.	1,425	40,427
Flagstar Bancorp, Inc. †	387	7,593
FXCM, Inc., Class A	757	13,505
Gain Capital Holdings, Inc.	783	5,880
GAMCO Investors, Inc., Class A	144	12,524
Geo Group, Inc./The REIT	357	11,503
Glacier Bancorp, Inc.	1,074	31,994
Gladstone Investment Corp.	220	1,773
Green Dot Corp., Class A †	349	8,777
GSV Capital Corp. †	536	6,480
HCI Group, Inc.	513	27,446
HFF, Inc., Class A †	479	12,861
Home BancShares, Inc.	997	37,238
HomeStreet, Inc.	265	5,300
Independent Bank Corp. †	1,043	12,516
International Bancshares Corp.	362	9,553
Investors Bancorp, Inc.	291	7,444
Kemper Corp.	236	9,648
LTC Properties, Inc. REIT	138	4,884
Maiden Holdings Ltd. (Bermuda)	1,054	11,520
Main Street Capital Corp.	317	10,363
MarketAxess Holdings, Inc.	370	24,742
MB Financial, Inc.	485	15,564
Meadowbrook Insurance Group, Inc.	279	1,942
Meta Financial Group, Inc.	318	12,825
MGIC Investment Corp. †	2,285	19,285
National Penn Bancshares, Inc.	380	4,305
Nelnet, Inc., Class A	400	16,856
Old National Bancorp/IN	280	4,304
OneBeacon Insurance Group Ltd., Class A	661	10,457
Oritani Financial Corp.	260	4,173
Pacific Premier Bancorp, Inc. †	458	7,209
PacWest Bancorp	303	12,793
Pennsylvania Real Estate Investment Trust REIT	303	5,751
PHH Corp. †	493	12,005
Pinnacle Financial Partners, Inc.	181	5,888
Platinum Underwriters Holdings Ltd. (Bermuda)	224	13,727
Portfolio Recovery Associates, Inc. †	36	1,902
Primerica, Inc.	257	11,028
PrivateBancorp, Inc.	381	11,022
PS Business Parks, Inc. REIT	43	3,286
Radian Group, Inc.	2,902	40,976
RAIT Financial Trust REIT	853	7,651
Ramco-Gershenson Properties Trust REIT	567	8,925
Regional Management Corp. †	200	6,786
Rockville Financial, Inc.	141	2,004
Sabra Health Care REIT, Inc. REIT	393	10,273
Selective Insurance Group, Inc.	315	8,524
Sovran Self Storage, Inc. REIT	110	7,169
STAG Industrial, Inc. REIT	199	4,058
StanCorp Financial Group, Inc.	386	25,573
Stewart Information Services Corp.	227	7,325
Strategic Hotels & Resorts, Inc. REIT †	1,142	10,792
Sunstone Hotel Investors, Inc. REIT	238	3,189

	SHARES	VALUE (Note 2)
Financials - 14.0% (continued)
Susquehanna Bancshares, Inc.	548	$7,036
Symetra Financial Corp.	828	15,699
Synovus Financial Corp.	2,522	9,079
Texas Capital Bancshares, Inc. †	146	9,081
THL Credit, Inc.	680	11,213
Tree.com, Inc. †	452	14,844
Triangle Capital Corp.	324	8,959
Trustmark Corp.	208	5,583
UMB Financial Corp.	34	2,186
Umpqua Holdings Corp.	478	9,149
United Bankshares, Inc.	73	2,296
United Community Banks, Inc./GA †	1,200	21,300
Universal Health Realty Income Trust REIT	73	2,924
ViewPoint Financial Group, Inc.	492	13,505
Virtus Investment Partners, Inc. †	149	29,807
Walter Investment Management Corp. †	238	8,416
Webster Financial Corp.	223	6,953
WesBanco, Inc.	152	4,864
Western Alliance Bancorp †	1,323	31,567
WisdomTree Investments, Inc. †	2,038	36,093
World Acceptance Corp. †	66	5,777

		1,285,542

Health Care - 16.4%
Abaxis, Inc. †	257	10,285
ABIOMED, Inc. †	235	6,284
Acadia Healthcare Co., Inc. †	720	34,078
ACADIA Pharmaceuticals, Inc. †	1,474	36,835
Accelerate Diagnostics, Inc. †	1,039	12,676
AcelRx Pharmaceuticals, Inc. †	1,155	13,063
Acorda Therapeutics, Inc. †	209	6,103
Addus HomeCare Corp. †	800	17,960
Aegerion Pharmaceuticals, Inc. †	173	12,276
Affymetrix, Inc. †	1,156	9,907
Akorn, Inc. †	1,366	33,645
Albany Molecular Research, Inc. †	622	6,270
Align Technology, Inc. †	105	6,001
Alkermes PLC (Ireland) †	155	6,302
Alliance HealthCare Services, Inc. †	453	11,207
Alnylam Pharmaceuticals, Inc. †	236	15,182
AMN Healthcare Services, Inc. †	743	10,922
Amsurg Corp. †	151	6,934
Anacor Pharmaceuticals, Inc. †	630	10,571
Analogic Corp.	62	5,491
Anika Therapeutics, Inc. †	394	15,035
Antares Pharma, Inc. †	931	4,171
Arena Pharmaceuticals, Inc. †	475	2,779
Ariad Pharmaceuticals, Inc. †	118	805
Array BioPharma, Inc. †	1,518	7,605
Arrowhead Research Corp. †	1,292	14,018
AVANIR Pharmaceuticals, Inc., Class A †	2,100	7,056
BioCryst Pharmaceuticals, Inc. †	1,462	11,111
Bio-Reference Labs, Inc. †	414	10,574
BioScrip, Inc. †	757	5,602
BioTelemetry, Inc. †	600	4,764
Cadence Pharmaceuticals, Inc. †	1,325	11,991
Cambrex Corp. †	263	4,689
Cantel Medical Corp.	420	14,242
Capital Senior Living Corp. †	432	10,364
Cardiovascular Systems, Inc. †	380	13,030
Catalyst Pharmaceutical Partners, Inc. †	6,782	13,225
Celldex Therapeutics, Inc. †	1,344	32,538

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Health Care - 16.4% (continued)
Celsion Corp. †	732	$2,848
Cempra, Inc. †	959	11,882
Centene Corp. †	61	3,596
Cerus Corp. †	1,301	8,391
Chelsea Therapeutics International Ltd. †	2,911	12,896
Clovis Oncology, Inc. †	566	34,113
Corvel Corp. †	404	18,867
Curis, Inc. †	447	1,261
Cynosure, Inc., Class A †	245	6,537
Cytokinetics, Inc. †	693	4,505
DexCom, Inc. †	932	33,002
Dyax Corp. †	1,187	8,938
Endocyte, Inc. †	780	8,338
Endologix, Inc. †	490	8,546
Exact Sciences Corp. †	307	3,589
ExamWorks Group, Inc. †	561	16,757
Exelixis, Inc. †	177	1,085
Fluidigm Corp. †	270	10,346
Fonar Corp. †	453	9,567
Furiex Pharmaceuticals, Inc. †	316	13,275
GenMark Diagnostics, Inc. †	694	9,237
Genomic Health, Inc. †	224	6,557
Gentiva Health Services, Inc. †	402	4,989
Geron Corp. †	3,470	16,448
Halozyme Therapeutics, Inc. †	1,655	24,808
Hanger, Inc. †	261	10,268
HealthStream, Inc. †	255	8,356
Hyperion Therapeutics, Inc. †	409	8,270
ICU Medical, Inc. †	259	16,501
Idenix Pharmaceuticals, Inc. †	334	1,997
Idera Pharmaceuticals, Inc. †	4,015	18,589
ImmunoGen, Inc. †	127	1,863
Infinity Pharmaceuticals, Inc. †	209	2,886
Insmed, Inc. †	690	11,737
Insulet Corp. †	448	16,621
Insys Therapeutics, Inc. †	506	19,587
Intercept Pharmaceuticals, Inc. †	143	9,764
InterMune, Inc. †	826	12,167
Isis Pharmaceuticals, Inc. †	272	10,836
Jazz Pharmaceuticals PLC (Ireland) †	72	9,112
Keryx Biopharmaceuticals, Inc. †	1,979	25,628
Lannett Co., Inc. †	502	16,616
Lexicon Pharmaceuticals, Inc. †	4,198	7,556
Ligand Pharmaceuticals, Inc., Class B †	377	19,830
Luminex Corp. †	195	3,783
Magellan Health Services, Inc. †	46	2,756
MannKind Corp. †	4,253	22,158
MedAssets, Inc. †	339	6,722
Medicines Co./The †	172	6,643
Medidata Solutions, Inc. †	298	18,050
Merge Healthcare, Inc. †	546	1,267
Merit Medical Systems, Inc. †	161	2,534
MiMedx Group, Inc. †	2,091	18,275
MWI Veterinary Supply, Inc. †	55	9,382
Nanosphere, Inc. †	1,970	4,511
National Research Corp., Class B	97	3,367
Neurocrine Biosciences, Inc. †	500	4,670
NewLink Genetics Corp. †	309	6,801
Novavax, Inc. †	2,905	14,874
NPS Pharmaceuticals, Inc. †	229	6,952
NuVasive, Inc. †	499	16,133
Omnicell, Inc. †	488	12,459
OPKO Health, Inc. †	744	6,279

	SHARES	VALUE (Note 2)
Health Care - 16.4% (continued)
Orexigen Therapeutics, Inc. †	1,467	$8,259
Osiris Therapeutics, Inc. †	672	10,806
Pacific Biosciences of California, Inc. †	1,994	10,429
Pacira Pharmaceuticals, Inc. †	701	40,301
PAREXEL International Corp. †	228	10,301
Peregrine Pharmaceuticals, Inc. †	9,591	13,332
Pharmacyclics, Inc. †	104	11,001
Providence Service Corp./The †	400	10,288
Puma Biotechnology, Inc. †	489	50,626
Questcor Pharmaceuticals, Inc.	77	4,193
Quidel Corp. †	203	6,271
Raptor Pharmaceutical Corp. †	991	12,903
Repros Therapeutics, Inc. †	959	17,550
Rockwell Medical, Inc. †	924	9,647
RTI Surgical, Inc. †	1,546	5,473
Sangamo Biosciences, Inc. †	742	10,306
Spectranetics Corp. †	556	13,900
Spectrum Pharmaceuticals, Inc. †	151	1,336
Staar Surgical Co. †	949	15,364
Sunesis Pharmaceuticals, Inc. †	1,476	6,996
Synergy Pharmaceuticals, Inc. †	711	4,003
TearLab Corp. †	1,163	10,862
TESARO, Inc. †	556	15,701
Threshold Pharmaceuticals, Inc. †	1,495	6,982
Universal American Corp.	417	3,044
Vanda Pharmaceuticals, Inc. †	1,413	17,535
Vivus, Inc. †	199	1,807
West Pharmaceutical Services, Inc.	216	10,597
Wright Medical Group, Inc. †	352	10,810
XenoPort, Inc. †	1,277	7,343
XOMA Corp. †	1,344	9,045
Zeltiq Aesthetics, Inc. †	531	10,041
ZIOPHARM Oncology, Inc. †	300	1,302

		1,510,123

Industrials - 15.8%
AAON, Inc.	196	6,262
AAR Corp.	688	19,271
Aceto Corp.	644	16,106
Adept Technology, Inc. †	683	11,536
Advisory Board Co./The †	101	6,431
Aerovironment, Inc. †	107	3,117
Air Transport Services Group, Inc. †	1,277	10,331
Aircastle Ltd.	713	13,661
Albany International Corp., Class A	329	11,821
Allegiant Travel Co.	229	24,146
AMERCO †	85	20,216
American Railcar Industries, Inc.	113	5,170
American Woodmark Corp. †	270	10,673
Apogee Enterprises, Inc.	271	9,732
Applied Industrial Technologies, Inc.	164	8,051
ARC Document Solutions, Inc. †	1,784	14,664
Argan, Inc.	130	3,583
Arkansas Best Corp.	599	20,174
Astec Industries, Inc.	103	3,979
Astronics Corp. †	515	26,265
Avis Budget Group, Inc. †	469	18,957
AZZ, Inc.	116	5,668
Barnes Group, Inc.	224	8,581
Barrett Business Services, Inc.	211	19,568
Beacon Roofing Supply, Inc. †	267	10,755
Brink’s Co./The	68	2,321
Broadwind Energy, Inc. †	1,211	11,432
Builders FirstSource, Inc. †	1,259	8,989

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Industrials - 15.8% (continued)
Capstone Turbine Corp. †	1,193	$1,539
Chart Industries, Inc. †	43	4,112
CIRCOR International, Inc.	191	15,429
Colfax Corp. †	113	7,197
Corporate Executive Board Co./The	189	14,634
Curtiss-Wright Corp.	182	11,326
Deluxe Corp.	367	19,154
DigitalGlobe, Inc. †	275	11,316
Douglas Dynamics, Inc.	179	3,011
Ducommun, Inc. †	394	11,745
DXP Enterprises, Inc. †	198	22,810
Echo Global Logistics, Inc. †	134	2,878
Encore Wire Corp.	111	6,016
Energy Recovery, Inc. †	1,600	8,896
EnerNOC, Inc. †	398	6,850
EnerSys, Inc.	213	14,929
Engility Holdings, Inc. †	565	18,871
Enphase Energy, Inc. †	1,164	7,380
Erickson Air-Crane, Inc. †	537	11,164
Exponent, Inc.	69	5,343
Federal Signal Corp. †	900	13,185
Forward Air Corp.	130	5,708
Franklin Electric Co., Inc.	202	9,017
FTI Consulting, Inc. †	53	2,180
G&K Services, Inc., Class A	300	18,669
GATX Corp.	58	3,026
GenCorp, Inc. †	588	10,596
Generac Holdings, Inc.	97	5,494
Gibraltar Industries, Inc. †	498	9,258
GP Strategies Corp. †	152	4,528
H&E Equipment Services, Inc. †	289	8,563
Healthcare Services Group, Inc.	518	14,696
Huron Consulting Group, Inc. †	102	6,397
Hyster-Yale Materials Handling, Inc.	431	40,152
InnerWorkings, Inc. †	264	2,057
Kaman Corp.	93	3,695
KEYW Holding Corp./The †	419	5,631
Kforce, Inc.	539	11,028
Kimball International, Inc., Class B	371	5,576
Korn/Ferry International †	520	13,582
Lydall, Inc. †	499	8,792
Macquarie Infrastructure Co. LLC	173	9,416
Manitex International, Inc. †	495	7,861
Manitowoc Co., Inc./The	444	10,354
MasTec, Inc. †	395	12,924
Matson, Inc.	121	3,159
McGrath RentCorp.	83	3,303
Meritor, Inc. †	1,000	10,430
Middleby Corp./The †	56	13,438
Mine Safety Appliances Co.	161	8,245
Mobile Mini, Inc. †	427	17,584
Moog, Inc., Class A †	368	25,002
Mueller Industries, Inc.	166	10,460
Mueller Water Products, Inc., Class A	2,456	23,013
Multi-Color Corp.	244	9,209
Navigant Consulting, Inc. †	256	4,915
NN, Inc.	627	12,659
Nortek, Inc. †	91	6,789
On Assignment, Inc. †	426	14,876
Orbital Sciences Corp. †	669	15,588
Pacer International, Inc. †	1,725	14,248
Park-Ohio Holdings Corp. †	224	11,738
Patrick Industries, Inc. †	922	26,673
Pendrell Corp. †	2,856	5,741

	SHARES	VALUE (Note 2)
Industrials - 15.8% (continued)
PGT, Inc. †	1,116	$11,294
PowerSecure International, Inc. †	946	16,243
Primoris Services Corp.	239	7,440
Proto Labs, Inc. †	368	26,194
Quad/Graphics, Inc.	887	24,153
Quality Distribution, Inc. †	885	11,355
RBC Bearings, Inc. †	66	4,669
Real Goods Solar, Inc., Class A †	3,706	11,192
Republic Airways Holdings, Inc. †	642	6,863
Revolution Lighting Technologies, Inc. †	5,444	18,646
RPX Corp. †	518	8,754
Saia, Inc. †	343	10,993
Simpson Manufacturing Co., Inc.	89	3,269
Sparton Corp. †	366	10,230
Spirit Airlines, Inc. †	821	37,282
Standex International Corp.	60	3,773
Steelcase, Inc., Class A	547	8,675
TAL International Group, Inc.	251	14,395
Taser International, Inc. †	964	15,308
Team, Inc. †	99	4,192
Tecumseh Products Co., Class A †	258	2,335
Tennant Co.	197	13,359
Textainer Group Holdings Ltd.
(Bermuda)	231	9,291
Thermon Group Holdings, Inc. †	117	3,198
Titan International, Inc.	137	2,463
Trex Co., Inc. †	201	15,985
TriMas Corp. †	313	12,486
TrueBlue, Inc. †	500	12,890
UniFirst Corp.	100	10,700
United Rentals, Inc. †	89	6,938
United Stationers, Inc.	120	5,507
US Ecology, Inc.	349	12,979
USG Corp. †	223	6,329
Wabash National Corp. †	826	10,201
WageWorks, Inc. †	651	38,695
Werner Enterprises, Inc.	267	6,603
Wesco Aircraft Holdings, Inc. †	439	9,623
XPO Logistics, Inc. †	226	5,942

		1,455,959

Information Technology - 22.0%
3D Systems Corp. †	133	12,360
ACI Worldwide, Inc. †	147	9,555
Actuate Corp. †	330	2,544
Acxiom Corp. †	953	35,242
Advanced Energy Industries, Inc. †	716	16,368
Advent Software, Inc.	602	21,064
Alliance Fiber Optic Products, Inc.	941	14,162
Ambarella, Inc. †	322	10,925
Angie’s List, Inc. †	532	8,060
Applied Micro Circuits Corp. †	2,218	29,677
ARRIS Group, Inc. †	436	10,623
Aspen Technology, Inc. †	281	11,746
ATMI, Inc. †	113	3,414
Autobytel, Inc. †	976	14,767
Axcelis Technologies, Inc. †	7,009	17,102
Bankrate, Inc. †	1,001	17,958
Blackbaud, Inc.	186	7,003
Blucora, Inc. †	397	11,577
Brooks Automation, Inc.	216	2,266
CACI International, Inc., Class A †	39	2,856
CalAmp Corp. †	1,096	30,655
Calix, Inc. †	798	7,693
Callidus Software, Inc. †	1,014	13,922

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Information Technology - 22.0% (continued)
Carbonite, Inc. †	500	$5,915
Cardtronics, Inc. †	438	19,031
Cass Information Systems, Inc.	159	10,709
Checkpoint Systems, Inc. †	800	12,616
Ciena Corp. †	965	23,092
Cirrus Logic, Inc. †	157	3,208
Clearfield, Inc. †	661	13,379
Cognex Corp. †	218	8,323
Coherent, Inc. †	68	5,059
CommVault Systems, Inc. †	72	5,391
comScore, Inc. †	500	14,305
Comtech Telecommunications Corp.	107	3,373
Constant Contact, Inc. †	446	13,857
Cornerstone OnDemand, Inc. †	216	11,521
CoStar Group, Inc. †	108	19,935
Cray, Inc. †	1,006	27,625
CTS Corp.	722	14,375
Datalink Corp. †	600	6,540
Datawatch Corp. †	310	10,543
Dealertrack Technologies, Inc. †	171	8,222
Demandware, Inc. †	426	27,315
Diodes, Inc. †	696	16,398
eGain Corp. †	1,177	12,052
Electronics For Imaging, Inc. †	383	14,834
Ellie Mae, Inc. †	597	16,041
Entegris, Inc. †	550	6,380
Envestnet, Inc. †	492	19,828
EPAM Systems, Inc. †	534	18,658
ePlus, Inc. †	90	5,116
Euronet Worldwide, Inc. †	540	25,839
Exar Corp. †	1,200	14,148
ExlService Holdings, Inc. †	162	4,474
Extreme Networks, Inc. †	1,589	11,123
Fair Isaac Corp.	165	10,369
FARO Technologies, Inc. †	79	4,606
FEI Co.	87	7,774
Finisar Corp. †	1,224	29,278
Global Cash Access Holdings, Inc. †	470	4,695
Glu Mobile, Inc. †	1,754	6,823
GT Advanced Technologies, Inc. †	2,376	20,719
Heartland Payment Systems, Inc.	174	8,672
iGATE Corp. †	695	27,911
Immersion Corp. †	870	9,031
Imperva, Inc. †	193	9,289
Infinera Corp. †	1,581	15,462
Infoblox, Inc. †	714	23,576
Information Services Group, Inc. †	2,600	11,024
Insight Enterprises, Inc. †	194	4,406
Integrated Device Technology, Inc. †	1,700	17,323
Integrated Silicon Solution, Inc. †	174	2,104
Interactive Intelligence Group, Inc. †	216	14,550
IntraLinks Holdings, Inc. †	1,161	14,060
InvenSense, Inc. †	1,054	21,902
Ixia †	225	2,995
j2 Global, Inc.	549	27,455
Kulicke & Soffa Industries, Inc. (Singapore) †	235	3,126
Lattice Semiconductor Corp. †	450	2,480
Lexmark International, Inc., Class A	600	21,312
Liquidity Services, Inc. †	81	1,835
LivePerson, Inc. †	246	3,646
Manhattan Associates, Inc. †	213	25,023
Marchex, Inc., Class B †	947	8,192
Mattson Technology, Inc. †	5,468	14,982

	SHARES	VALUE (Note 2)
Information Technology - 22.0% (continued)
MAXIMUS, Inc.	274	$12,053
Measurement Specialties, Inc. †	178	10,803
Mentor Graphics Corp.	559	13,455
Methode Electronics, Inc.	612	20,924
MicroStrategy, Inc., Class A †	10	1,242
Mitek Systems, Inc. †	1,203	7,146
MKS Instruments, Inc.	143	4,281
Monolithic Power Systems, Inc. †	543	18,820
Monotype Imaging Holdings, Inc.	488	15,548
Move, Inc. †	700	11,193
MTS Systems Corp.	53	3,776
Nanometrics, Inc. †	125	2,381
Netscout Systems, Inc. †	276	8,167
NIC, Inc.	574	14,275
OpenTable, Inc. †	200	15,874
OSI Systems, Inc. †	155	8,232
Parkervision, Inc. †	2,090	9,510
PDF Solutions, Inc. †	254	6,507
Pegasystems, Inc.	431	21,197
Perficient, Inc. †	546	12,787
Photronics, Inc. †	1,352	12,209
Power Integrations, Inc.	424	23,668
Proofpoint, Inc. †	806	26,735
PROS Holdings, Inc. †	171	6,823
Qualys, Inc. †	803	18,557
Rambus, Inc. †	1,805	17,093
Responsys, Inc. †	1,156	31,686
RF Industries Ltd.	1,006	9,245
Rogers Corp. †	60	3,690
Sanmina Corp. †	991	16,550
Sapient Corp. †	796	13,819
ScanSource, Inc. †	78	3,310
SciQuest, Inc. †	382	10,879
Semtech Corp. †	117	2,958
ServiceSource International, Inc. †	892	7,475
Shutterstock, Inc. †	241	20,155
Silicon Graphics International Corp. †	1,344	18,023
Sonus Networks, Inc. †	4,001	12,603
SPS Commerce, Inc. †	477	31,148
SS&C Technologies Holdings, Inc. †	177	7,834
Stamps.com, Inc. †	380	15,998
Stratasys Ltd. †	59	7,947
SunEdison, Inc. †	3,409	44,487
SunPower Corp. †	486	14,488
Super Micro Computer, Inc. †	770	13,213
Synaptics, Inc. †	343	17,771
Synchronoss Technologies, Inc. †	477	14,820
SYNNEX Corp. †	400	26,960
Take-Two Interactive Software, Inc. †	633	10,995
TiVo, Inc. †	368	4,828
TriQuint Semiconductor, Inc. †	1,657	13,819
Trulia, Inc. †	668	23,560
Tyler Technologies, Inc. †	137	13,992
Ultimate Software Group, Inc./The †	83	12,717
Ultratech, Inc. †	112	3,248
Uni-Pixel, Inc. †	629	6,296
United Online, Inc.	856	11,779
ValueClick, Inc. †	344	8,039
VirnetX Holding Corp. †	80	1,553
Virtusa Corp. †	479	18,245
Vishay Intertechnology, Inc. †	607	8,049
Web.com Group, Inc. †	741	23,556
WebMD Health Corp. †	774	30,573
Westell Technologies, Inc., Class A †	2,169	8,784

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Information Technology - 22.0% (continued)
Yelp, Inc. †	71	$4,895
Zhone Technologies, Inc. †	2,700	14,418
Zillow, Inc., Class A †	133	10,870
Zynga, Inc., Class A †	2,436	9,257

		2,023,172

Materials - 3.8%
Advanced Emissions Solutions, Inc. †	275	14,913
AEP Industries, Inc. †	90	4,755
AMCOL International Corp.	59	2,005
American Pacific Corp. †	425	15,835
American Vanguard Corp.	323	7,846
Balchem Corp.	182	10,683
Calgon Carbon Corp. †	582	11,972
Century Aluminum Co. †	800	8,368
Deltic Timber Corp.	41	2,785
Eagle Materials, Inc.	154	11,924
Flotek Industries, Inc. †	574	11,520
FutureFuel Corp.	387	6,115
Graphic Packaging Holding Co. †	551	5,290
H.B. Fuller Co.	215	11,189
Haynes International, Inc.	62	3,425
Headwaters, Inc. †	1,216	11,905
Innophos Holdings, Inc.	147	7,144
Innospec, Inc.	119	5,500
KapStone Paper and Packaging Corp. †	663	37,035
Louisiana-Pacific Corp. †	209	3,869
LSB Industries, Inc. †	79	3,240
Myers Industries, Inc.	203	4,287
Olin Corp.	256	7,386
OM Group, Inc. †	200	7,282
PH Glatfelter Co.	228	6,302
PolyOne Corp.	556	19,655
RTI International Metals, Inc. †	181	6,192
Schweitzer-Mauduit International, Inc.	200	10,294
Stepan Co.	84	5,513
Texas Industries, Inc. †	211	14,512
Tredegar Corp.	203	5,848
US Concrete, Inc. †	611	13,827
US Silica Holdings, Inc.	744	25,378
Worthington Industries, Inc.	586	24,659

		348,453

Telecommunication Services - 0.9%
8x8, Inc. †	1,152	11,704
Atlantic Tele-Network, Inc.	181	10,239
Cincinnati Bell, Inc. †	883	3,143
Cogent Communications Group, Inc.	519	20,973
Consolidated Communications Holdings, Inc.	147	2,886
IDT Corp., Class B	555	9,918
Inteliquent, Inc.	936	10,689
Lumos Networks Corp.	693	14,553
Premiere Global Services, Inc. †	278	3,222

		87,327

Utilities - 0.3%
ALLETE, Inc.	35	1,746
Black Hills Corp.	78	4,096
Chesapeake Utilities Corp.	72	4,321
El Paso Electric Co.	44	1,545
MGE Energy, Inc.	78	4,516
Otter Tail Corp.	366	10,713

	SHARES	VALUE (Note 2)
Utilities - 0.3% (continued)
South Jersey Industries, Inc.	37	$2,070
Unitil Corp.	94	2,866

		31,873

TOTAL COMMON STOCKS (cost $7,149,050)		9,165,768

EXCHANGE-TRADED FUNDS - 0.2%
iShares Russell 2000 Index Fund (cost $11,687)	154	17,758

MONEY MARKET FUNDS - 0.6%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(a)
(cost $56,397)	56,397	56,397

TOTAL INVESTMENTS - 100.3% (cost $7,217,134)		9,239,923

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)		(24,087)

NET ASSETS - 100.0%		$9,215,836

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of December 31, 2013.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2013 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

COMMON STOCKS - 97.7%	SHARES	VALUE (Note 2)
Australia - 6.6%
ALS Ltd.	295	$2,327
Amcor Ltd.	28,362	267,902
Aurizon Holdings Ltd.	3,392	14,815
Australia & New Zealand Banking Group Ltd.	1,377	39,752
Brambles Ltd.	11,872	97,267
Coca-Cola Amatil Ltd.	386	4,152
Commonwealth Bank of Australia	815	56,787
Crown Resorts Ltd.	11,649	175,757
CSL Ltd.	12,707	783,347
Dexus Property Group REIT	4,204	3,781
Federation Centres Ltd. REIT	6,256	13,114
GPT Group REIT	1,253	3,811
Insurance Australia Group Ltd.	28,183	146,739
National Australia Bank Ltd.	11,632	363,058
Orica Ltd.	113	2,416
Orora Ltd. †	28,362	29,376
Ramsay Health Care Ltd.	11,496	444,911
Recall Holdings Ltd. †	2,374	8,606
Santos Ltd.	278	3,643
Suncorp Group Ltd.	11,005	129,175
Telecom Corp of New Zealand Ltd.	1,966	3,853
Telstra Corp. Ltd.	16,142	75,764
Wesfarmers Ltd.	1,157	45,554
Westfield Retail Trust REIT	16,763	44,533
Westpac Banking Corp.	3,086	89,459
Woolworths Ltd.	1,566	47,421

		2,897,320

Austria - 0.2%
Andritz AG	416	26,070
Erste Group Bank AG	785	27,366
Raiffeisen Bank International AG	448	15,819

		69,255

Belgium - 0.4%
Ageas	619	26,396
Anheuser-Busch InBev NV	318	33,815
Belgacom SA	94	2,782
Delhaize Group SA	1,994	118,627
RTL Group SA	62	7,928
UCB SA	98	7,301

		196,849

Canada - 13.2%
Alimentation Couche Tard, Inc., Class B (1)	3,541	266,279
AltaGas Ltd. (1)	100	3,838
Bank of Montreal (1)	100	6,666
BCE, Inc. (1)	136	5,889
Boardwalk Real Estate Investment Trust REIT (1)	100	5,634
Brookfield Asset Management, Inc., Class A (1)	509	19,751
Calloway Real Estate Investment Trust REIT (1)	100	2,369
Canadian Pacific Railway Ltd. (1)	2,766	418,318
Canadian Tire Corp. Ltd., Class A (1)	1,537	143,955
CGI Group, Inc., Class A (1)†	8,010	267,993
CI Financial Corp. (1)	20,147	670,460
Constellation Software, Inc. (1)	1,783	377,649

	SHARES	VALUE (Note 2)
Canada - 13.2% (continued)
Dollarama, Inc. (1)	1,522	$126,388
Empire Co., Ltd., Class A (1)	100	6,833
Enerplus Corp. (1)	4,420	80,307
Ensign Energy Services, Inc. (1)	100	1,575
Fortis, Inc. (1)	100	2,867
Genworth MI Canada, Inc. (1)	1,047	36,104
Gildan Activewear, Inc. (1)	7,387	393,672
IGM Financial, Inc. (1)	100	5,280
Industrial Alliance Insurance & Financial Services, Inc. (1)	4,487	198,319
Intact Financial Corp. (1)	100	6,530
Jean Coutu Group PJC, Inc./The, Class A (1)	200	3,466
Loblaw Cos., Ltd. (1)	16,278	649,434
MacDonald Dettwiler & Associates Ltd. (1)	463	35,872
Magna International, Inc. (1)	7,639	626,366
Manulife Financial Corp. (1)	8,752	172,692
Metro, Inc. (1)	100	6,110
National Bank of Canada (1)	100	8,321
Onex Corp. (1)	100	5,399
Open Text Corp. (1)	2,580	237,319
Paramount Resources Ltd., Class A (1)†	100	3,660
Pembina Pipeline Corp. (1)	100	3,523
Precision Drilling Corp. (1)	200	1,871
RioCan Real Estate Investment Trust REIT (1)	242	5,643
Rogers Communications, Inc., Class B (1)	3,763	170,287
Royal Bank of Canada (1)	79	5,311
Shaw Communications, Inc., Class B (1)	100	2,433
Sun Life Financial, Inc. (1)	16,330	576,796
Tim Hortons, Inc. (1)	100	5,836
Tourmaline Oil Corp. (1)†	5,618	236,408
TransAlta Corp. (1)	100	1,269
Trilogy Energy Corp. (1)	100	2,598
Vermilion Energy, Inc. (1)	100	5,870

		5,813,160

Denmark - 2.0%
Coloplast A/S, Class B	8,614	571,070
Danske Bank A/S †	918	21,088
Novo Nordisk A/S, Class B	206	37,771
Novozymes A/S, B Shares	153	6,463
Tryg A/S	2,393	231,402
William Demant Holding A/S †	39	3,789

		871,583

Finland - 1.6%
Kone OYJ, Class B	610	27,510
Metso OYJ	434	18,559
Nokia OYJ †	25,043	202,348
Sampo, A Shares	8,956	440,211

		688,628

France - 3.3%
Air Liquide SA	161	22,787
AXA SA	1,176	32,749
BNP Paribas SA	957	74,653
Danone	363	26,187
Dassault Systemes	53	6,581
Edenred	323	10,815

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 2)
France - 3.3% (continued)
Electricite de France	6,733	$238,194
Essilor International SA	243	25,857
European Aeronautic Defence and Space Co. NV	4,372	335,639
Eutelsat Communications SA	106	3,307
Hermes International	35	12,693
Iliad SA	2,127	435,803
L’Oreal SA	257	45,133
LVMH Moet Hennessy Louis Vuitton SA	196	35,808
Pernod Ricard SA	92	10,482
Sanofi	811	86,611
Societe Generale SA	493	28,668
Sodexo	65	6,592
Technip SA	46	4,428

		1,442,987

Germany - 4.2%
Adidas AG	160	20,403
BASF SE	106	11,314
Beiersdorf AG	64	6,489
Continental AG	125	27,461
Daimler AG	2,828	245,427
Deutsche Bank AG	67	3,219
Deutsche Lufthansa AG †	5,142	108,993
Deutsche Post AG	25,846	944,025
Fresenius Medical Care AG & Co. KGaA	109	7,775
Fresenius SE & Co. KGaA	61	9,380
GEA Group AG	93	4,435
Hannover Rueck SE	53	4,556
Merck KGaA	699	125,420
Metro AG	3,474	168,419
Muenchener Rueckversicherungs AG	264	58,230
ProSiebenSat.1 Media AG	1,943	96,481
RWE AG	83	3,041
SAP AG	171	14,829

		1,859,897

Hong Kong - 4.5%
AIA Group Ltd.	3,800	19,127
BOC Hong Kong Holdings Ltd.	10,500	33,722
Cheung Kong Infrastructure Holdings Ltd.	1,000	6,321
CLP Holdings Ltd.	1,000	7,909
FIH Mobile Ltd. †	62,000	33,421
First Pacific Co., Ltd.	12,000	13,682
Galaxy Entertainment Group Ltd. †	46,000	414,150
Giordano International Ltd.	2,000	1,789
Hang Seng Bank Ltd.	1,200	19,490
Henderson Land Development Co., Ltd.	3,300	18,866
Hong Kong & China Gas Co., Ltd.	2,420	5,556
Link REIT/The REIT	3,500	16,975
Luk Fook Holdings International Ltd.	1,000	3,817
Melco International Development Ltd.	38,000	140,173
MGM China Holdings Ltd.	57,600	246,521
New World Development Co., Ltd.	9,000	11,396
Power Assets Holdings Ltd.	1,000	7,961
Sands China Ltd.	86,400	708,077
SmarTone Telecommunications
Holdings Ltd.	1,500	1,716
Wharf Holdings Ltd.	18,000	137,883
Wheelock & Co., Ltd.	3,000	13,821
Wynn Macau Ltd.	24,400	110,914

		1,973,287

	SHARES	VALUE (Note 2)
Israel - 1.8%
Bank Hapoalim BM	4,981	$27,909
Bezeq The Israeli Telecommunication Corp. Ltd.	166,974	283,165
EZchip Semiconductor Ltd. †	308	7,676
Frutarom Industries Ltd.	3,274	68,879
Israel Discount Bank Ltd., Class A †	61,967	118,297
Osem Investments Ltd.	4,005	97,797
Shikun & Binui Ltd.	33,264	81,471
Strauss Group Ltd.	4,908	93,883

		779,077

Italy - 0.2%
Davide Campari-Milano SpA	430	3,590
Gtech Spa	157	4,785
Luxottica Group SpA	512	27,439
Pirelli & C. SpA	343	5,934
Saipem SpA	71	1,523
Salvatore Ferragamo SpA	728	27,692
Tenaris SA	152	3,312

		74,275

Japan - 33.1%
Acom Co., Ltd. †	91,000	310,058
Aiful Corp. †	97,500	408,437
Bank of Yokohama Ltd./The	12,000	66,951
Bridgestone Corp.	2,800	106,083
Credit Saison Co., Ltd.	2,900	76,450
Dai-ichi Life Insurance Co., Ltd./The	17,600	294,501
Daikin Industries Ltd.	500	31,201
Daiwa Securities Group, Inc.	56,000	560,871
Denso Corp.	1,100	58,112
Fast Retailing Co., Ltd.	500	206,511
Fuji Heavy Industries Ltd.	9,100	261,525
GungHo Online Entertainment, Inc. †	12,100	87,156
Haseko Corp. †	16,900	128,761
Hino Motors Ltd.	11,000	173,280
Hiroshima Bank Ltd./The	6,000	24,862
Hitachi Transport System Ltd.	200	2,990
Hokuhoku Financial Group, Inc.	64,000	127,958
Honda Motor Co., Ltd.	4,100	169,236
House Foods Corp.	100	1,510
Hulic Co., Ltd.	8,300	122,834
Ichigo Group Holdings Co., Ltd.	34,000	127,517
Isuzu Motors Ltd.	28,000	174,634
Jafco Co., Ltd.	3,600	196,506
Japan Exchange Group, Inc.	10,100	287,081
JTEKT Corp.	11,400	194,517
Kansai Electric Power Co., Inc./The †	16,200	186,451
Kawasaki Heavy Industries Ltd.	38,000	159,592
KDDI Corp.	3,700	227,977
Komeri Co., Ltd.	100	2,554
Kubota Corp.	13,000	215,634
Kyushu Electric Power Co., Inc. †	1,900	24,266
Matsui Securities Co., Ltd.	41,200	529,167
Mazda Motor Corp. †	67,000	347,198
Mitsubishi Estate Co., Ltd.	17,000	508,743
Mitsubishi Heavy Industries, Ltd.	4,000	24,774
Mitsubishi Motors Corp. †	20,100	216,242
Mitsubishi UFJ Financial Group, Inc.	81,600	541,775
Mitsui Fudosan Co., Ltd.	4,000	144,283
MS&AD Insurance Group Holdings	1,300	34,943
Nitto Denko Corp.	4,400	186,052
Nomura Holdings, Inc.	63,000	486,852
NTN Corp. †	37,000	168,282
Okasan Securities Group, Inc.	31,000	316,822
Olympus Corp. †	1,000	31,717
Orient Corp. †	57,800	135,745

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 2)
Japan - 33.1% (continued)
ORIX Corp.	33,400	$586,900
Panasonic Corp.	31,300	364,871
Renesas Electronics Corp. †	10,300	60,771
Seiko Epson Corp.	8,600	231,551
Seino Holdings Co., Ltd.	6,000	63,142
Sharp Corp. †	52,000	165,563
Shikoku Electric Power Co., Inc. †	2,700	40,490
Shinsei Bank Ltd.	116,000	283,957
SoftBank Corp.	6,800	596,705
Sony Corp.	1,600	27,581
Sumitomo Mitsui Financial Group, Inc.	6,200	322,421
Sumitomo Mitsui Trust Holdings, Inc.	8,000	42,330
Sumitomo Realty & Development Co., Ltd.	3,000	149,482
Suruga Bank Ltd.	11,000	197,530
Tohoku Electric Power Co., Inc. †	13,100	147,574
Tokai Tokyo Financial Holdings, Inc.	28,700	277,655
Tokyo Electric Power Co., Inc †	91,100	448,858
Tokyo Tatemono Co., Ltd.	11,000	122,320
Toyota Motor Corp.	24,500	1,493,890
TS Tech Co., Ltd.	700	23,626
Yahoo Japan Corp.	45,600	254,284
Yamada Denki Co., Ltd.	400	1,308
Yamaha Motor Co., Ltd.	1,900	28,565

		14,619,985

Netherlands - 1.9%
Akzo Nobel NV	301	23,341
ASML Holding NV	3,908	366,030
Heineken NV	422	28,522
Koninklijke Ahold NV	658	11,825
Koninklijke Philips NV	1,024	37,705
Reed Elsevier NV	17,291	367,499
Unilever NV CVA	377	15,157

		850,079

Norway - 0.0% (a)
Golar LNG Ltd.	70	2,285
Seadrill Ltd.	77	3,156
Telenor ASA	565	13,500

		18,941

Portugal - 0.0% (a)
Galp Energia SGPS SA	140	2,295
Jeronimo Martins SGPS SA	313	6,120

		8,415

Singapore - 0.9%
Blumont Group Ltd. †	24,000	1,639
CapitaLand Ltd.	9,000	21,694
CapitaMalls Asia Ltd.	8,000	12,469
DBS Group Holdings Ltd.	2,000	27,180
Jardine Matheson Holdings Ltd.	400	20,954
Jardine Strategic Holdings Ltd.	500	16,022
Keppel Corp. Ltd.	3,000	26,648
Keppel REIT	23,840	22,412
Mapletree Commercial Trust REIT	20,000	18,909
Singapore Telecommunications Ltd.	10,000	29,081
Super Group Ltd.	51,000	153,979
Thai Beverage PCL	59,000	25,307

		376,294

Spain - 6.4%
Abertis Infraestructuras SA	21,456	477,243
Amadeus IT Holding SA, A Shares	20,072	859,790
Banco Bilbao Vizcaya Argentaria SA	11,199	138,538
CaixaBank SA	381	1,985
Endesa SA †	148	4,748
Ferrovial SA	30,158	584,215

	SHARES	VALUE (Note 2)
Spain - 6.4% (continued)
Gas Natural SDG SA	19,415	$499,729
Inditex SA	505	83,381
Mapfre SA	38,752	166,222

		2,815,851

Sweden - 0.2%
Getinge AB, B Shares	138	4,730
Hennes & Mauritz AB, B Shares	383	17,640
ICA Gruppen AB †	1,035	32,373
Investor AB, B Shares	780	26,882
Svenska Handelsbanken AB, A Shares	392	19,273
Swedish Match AB	114	3,665
Tele2 AB, B Shares	227	2,578

		107,141

Switzerland - 9.1%
Actelion Ltd. †	3,829	324,779
Adecco SA †	4,264	338,505
Cie Financiere Richemont SA	3,958	395,394
Credit Suisse Group AG †	1,941	59,906
EMS-Chemie Holding AG	718	256,020
Givaudan SA †	771	1,102,966
Lindt & Spruengli AG	1	4,510
Novartis AG	584	46,807
Partners Group Holding AG	1,813	483,016
Roche Holding AG	156	43,700
Schindler Holding AG	32	4,711
SGS SA	12	27,627
Swatch Group AG/The	474	314,169
Swiss Re AG †	841	77,530
Syngenta AG	94	37,478
UBS AG †	26,579	508,917
Wolseley PLC	75	4,264

		4,030,299

United Kingdom - 6.6%
Aggreko PLC	133	3,772
ARM Holdings PLC	1,727	31,402
ASOS PLC †	898	91,496
Associated British Foods PLC	11,411	462,781
AstraZeneca PLC	50	2,966
Barclays PLC	13,606	61,525
BG Group PLC	687	14,783
Booker Group PLC	21,103	56,919
BP PLC	740	5,997
British American Tobacco PLC	941	50,507
British Sky Broadcasting Group PLC	451	6,309
BT Group PLC	78,218	493,238
Bunzl PLC	221	5,311
Burberry Group PLC	203	5,115
Capita PLC	4,384	75,463
CNH Industrial NV †	878	10,033
Compass Group PLC	1,417	22,750
Croda International PLC	111	4,525
Daily Mail & General Trust PLC, Class A	1,430	22,779
Diageo PLC	1,887	62,533
Experian PLC	1,092	20,172
Fresnillo PLC	272	3,382
G4S PLC	681	2,963
GlaxoSmithKline PLC	126	3,366
Gulf Keystone Petroleum Ltd. †	2,240	6,437
Hargreaves Lansdown PLC	2,172	48,787
HSBC Holdings PLC	10,509	115,327
Imperial Tobacco Group PLC	538	20,857

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 2)
United Kingdom - 6.6% (continued)
Intertek Group PLC	94	$4,906
Kingfisher PLC	13,199	84,263
Land Securities Group PLC REIT	307	4,904
Meggitt PLC	501	4,386
National Grid PLC	2,270	29,690
Next PLC	1,489	134,593
Pearson PLC	343	7,647
Randgold Resources Ltd.	40	2,515
Reckitt Benckiser Group PLC	500	39,718
Rexam PLC	474	4,170
Rolls-Royce Holdings PLC †	1,309	27,687
Royal Bank of Scotland Group PLC †	6,019	33,898
SABMiller PLC	977	50,291
Sage Group PLC/The	662	4,432
Severn Trent PLC	173	4,891
Shire PLC	2,295	108,157
Sports Direct International PLC †	6,364	75,549
SSE PLC	372	8,453
Standard Life PLC	4,679	27,943
Tate & Lyle PLC	322	4,319
Tesco PLC	1,089	6,048
TUI Travel PLC	6,896	47,268
Tullow Oil PLC	321	4,556
United Utilities Group PLC	372	4,142
Weir Group PLC/The	778	27,546
Whitbread PLC	1,309	81,465
WM Morrison Supermarkets PLC	1,127	4,879
WPP PLC	16,425	376,197

		2,926,008

United States - 1.5%
Samsonite International SA	29,100	88,755
Valeant Pharmaceuticals International, Inc. (1)†	5,094	597,613

		686,368

TOTAL COMMON STOCKS (cost $40,383,143)		43,105,699

PREFERRED STOCKS - 0.0% (a)

United Kingdom - 0.0% (a)
Rolls-Royce Holdings PLC (3) †(b)
(cost $—)	112,574	186

EXCHANGE-TRADED FUNDS - 0.9%
iShares MSCI EAFE ETF (1) (cost $401,447)	6,175	414,096

MONEY MARKET FUNDS - 1.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (c)
(cost $515,778)	515,778	515,778

TOTAL INVESTMENTS - 99.8% (cost $41,300,368)		44,035,759

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		89,176

NET ASSETS - 100.0%		$44,124,935

†	Non income-producing security.
(a)	Represents less than 0.05 percent of net assets.
(b)	Security fair valued at as of December 31, 2013 using procedures approved by the Board of Trustees. The total value of positions fair valued was $186 or 0.0% of total net assets.
(c)	Represents annualized seven-day yield as of December 31, 2013.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$9,620,327	21.8%
Consumer Staples	2,675,492	6.1
Energy	392,065	0.9
Financials	13,173,276	29.8
Health Care	3,273,530	7.4
Industrials	4,879,847	11.1
Information Technology	3,053,477	6.9
Materials	2,023,124	4.6
Mutual Fund	414,096	0.9
Telecommunication Services	2,342,337	5.3
Utilities	1,672,410	3.8
Money Market Funds	515,778	1.2

Total Investments	44,035,759	99.8
Other Assets in Excess of Liabilities	89,176	0.2

Net Assets	$44,124,935	100.0%

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2013 (Unaudited)

AQR CORE EQUITY FUND

COMMON STOCKS - 95.2%	SHARES	VALUE (Note 2)
Consumer Discretionary - 13.0%
Aaron’s, Inc.	273	$8,026
Abercrombie & Fitch Co., Class A	1,126	37,057
AMC Networks, Inc., Class A †	262	17,845
American Eagle Outfitters, Inc.	436	6,278
Bally Technologies, Inc. †	757	59,387
Bed Bath & Beyond, Inc. †	1,624	130,407
Best Buy Co., Inc.	4,893	195,133
Bloomin’ Brands, Inc. †	2,226	53,446
Brunswick Corp.	1,501	69,136
Buckle, Inc./The	827	43,467
Caesars Entertainment Corp. †	6,428	138,459
Chico’s FAS, Inc.	1,086	20,460
Choice Hotels International, Inc.	183	8,987
Cinemark Holdings, Inc.	404	13,465
Conn’s, Inc. †	1,627	128,191
Cracker Barrel Old Country Store, Inc.	375	41,276
Dana Holding Corp.	2,602	51,051
Dillard’s, Inc., Class A	481	46,758
DIRECTV †	465	32,127
DISH Network Corp., Class A †	588	34,057
Domino’s Pizza, Inc.	549	38,238
DR Horton, Inc. †	1,215	27,119
DSW, Inc., Class A	84	3,589
Expedia, Inc.	363	25,287
Fifth & Pacific Cos., Inc. †	2,348	75,300
Foot Locker, Inc.	493	20,430
Ford Motor Co.	23,913	368,978
Fossil Group, Inc. †	474	56,852
GameStop Corp., Class A	2,990	147,287
Gannett Co., Inc.	3,650	107,967
General Motors Co. †	9,027	368,933
Gentex Corp.	1,620	53,444
Genuine Parts Co.	692	57,567
Goodyear Tire & Rubber Co./The	6,095	145,366
Graham Holdings Co., Class B †	71	47,096
Guess?, Inc.	1,083	33,649
H&R Block, Inc.	3,621	105,154
Hanesbrands, Inc.	1,765	124,027
Hasbro, Inc.	1,217	66,947
HSN, Inc.	156	9,719
International Game Technology	5,503	99,934
Jarden Corp. †	406	24,908
Johnson Controls, Inc.	4,923	252,550
L Brands, Inc.	360	22,266
Lear Corp.	1,654	133,924
Leggett & Platt, Inc.	536	16,584
Lennar Corp., Class A	419	16,576
Live Nation Entertainment, Inc. †	2,882	56,948
Lowe’s Cos., Inc.	6,480	321,084
Macy’s, Inc.	1,667	89,018
Mattel, Inc.	1,248	59,380
Mohawk Industries, Inc. †	298	44,372
Netflix, Inc. †	508	187,030
Newell Rubbermaid, Inc.	1,454	47,124
O’Reilly Automotive, Inc. †	200	25,742
Penske Automotive Group, Inc.	291	13,724
PetSmart, Inc.	73	5,311
Pier 1 Imports, Inc.	1,290	29,773
PulteGroup, Inc.	1,523	31,024
PVH Corp.	147	19,995
Regal Entertainment Group, Class A	1,753	34,096

	SHARES	VALUE (Note 2)
Consumer Discretionary - 13.0% (continued)
Scripps Networks Interactive, Inc., Class A	79	$6,826
Signet Jewelers Ltd. (Bermuda)	560	44,072
Sinclair Broadcast Group, Inc., Class A	1,283	45,842
Sirius XM Holdings, Inc. †	6,129	21,390
Six Flags Entertainment Corp.	24	884
Staples, Inc.	9,422	149,716
Tenneco, Inc. †	1,077	60,926
Thor Industries, Inc.	1,034	57,108
Time Warner, Inc.	1,910	133,165
TripAdvisor, Inc. †	725	60,052
TRW Automotive Holdings Corp. †	1,425	106,006
Tupperware Brands Corp.	495	46,792
Urban Outfitters, Inc. †	429	15,916
VF Corp.	1,088	67,826
Viacom, Inc., Class B	3,238	282,807
Visteon Corp. †	607	49,707
Whirlpool Corp.	955	149,801
Williams-Sonoma, Inc.	326	18,999

		5,867,160

Consumer Staples - 4.6%
Archer-Daniels-Midland Co.	6,075	263,655
Avon Products, Inc.	828	14,258
Coca-Cola Enterprises, Inc.	813	35,878
ConAgra Foods, Inc.	438	14,761
Constellation Brands, Inc., Class A †	279	19,636
CVS Caremark Corp.	414	29,630
Dean Foods Co. †	1,045	17,964
Energizer Holdings, Inc.	608	65,810
Flowers Foods, Inc.	2,172	46,633
Green Mountain Coffee Roasters, Inc. †	2,487	187,967
Herbalife Ltd. (Cayman Islands)	393	30,929
Ingredion, Inc.	267	18,279
Kroger Co./The	4,965	196,266
Lorillard, Inc.	1,871	94,822
Nu Skin Enterprises, Inc., Class A	978	135,179
Pilgrim’s Pride Corp. †	5,452	88,595
Rite Aid Corp. †	30,833	156,015
Safeway, Inc.	3,532	115,037
Tyson Foods, Inc., Class A	4,929	164,924
Walgreen Co.	6,624	380,483
WhiteWave Foods Co., Class A †	53	1,216

		2,077,937

Energy - 7.5%
Bristow Group, Inc.	235	17,639
Chesapeake Energy Corp.	6,259	169,869
Cimarex Energy Co.	1,262	132,396
ConocoPhillips	5,997	423,688
CVR Energy, Inc.	1,226	53,245
Delek US Holdings, Inc.	545	18,754
Denbury Resources, Inc. †	689	11,320
Energen Corp.	798	56,459
EOG Resources, Inc.	1,614	270,894
Halliburton Co.	3,335	169,251
Helmerich & Payne, Inc.	1,695	142,516
Hess Corp.	3,033	251,739
HollyFrontier Corp.	1,262	62,709
Marathon Oil Corp.	5,880	207,564
Marathon Petroleum Corp.	1,322	121,267
Murphy Oil Corp.	1,132	73,444
Noble Energy, Inc.	1,099	74,853
Oasis Petroleum, Inc. †	1,061	49,835

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Energy - 7.5% (continued)
Oil States International, Inc. †	1,143	$116,266
Patterson-UTI Energy, Inc.	2,082	52,716
Phillips 66	2,695	207,865
RPC, Inc.	1,477	26,365
SM Energy Co.	656	54,520
Superior Energy Services, Inc. †	1,912	50,878
Valero Energy Corp.	4,994	251,698
Western Refining, Inc.	2,822	119,681
Whiting Petroleum Corp. †	2,095	129,618
WPX Energy, Inc. †	1,361	27,737

		3,344,786

Financials - 29.1%
Aflac, Inc.	3,570	238,476
Alleghany Corp. †	26	10,399
Allstate Corp./The	4,523	246,684
American Capital Ltd. †	1,510	23,616
American Financial Group, Inc.	697	40,231
American International Group, Inc.	9,466	483,239
American National Insurance Co.	203	23,252
Ameriprise Financial, Inc.	802	92,270
Amtrust Financial Services, Inc.	4,979	162,764
Arch Capital Group Ltd. (Bermuda) †	955	57,004
Ares Capital Corp.	1,032	18,339
Aspen Insurance Holdings Ltd. (Bermuda)	687	28,380
Assurant, Inc.	1,832	121,590
Assured Guaranty Ltd. (Bermuda)	3,941	92,968
Axis Capital Holdings Ltd.	1,378	65,551
Bank of America Corp.	60,197	937,267
Bank of New York Mellon Corp./The	5,943	207,648
Berkshire Hathaway, Inc., Class B †	522	61,888
BlackRock, Inc.	410	129,753
Capital One Financial Corp.	3,725	285,372
Cincinnati Financial Corp.	372	19,482
CIT Group, Inc.	2,187	114,008
Citigroup, Inc.	17,522	913,071
CNA Financial Corp.	1,237	53,055
CNO Financial Group, Inc.	6,141	108,634
Comerica, Inc.	1,552	73,782
Credit Acceptance Corp. †	134	17,419
Discover Financial Services	3,446	192,804
E*TRADE Financial Corp. †	4,206	82,606
East West Bancorp, Inc.	1,496	52,315
Everest Re Group Ltd.	443	69,050
Federated Investors, Inc., Class B	174	5,011
Fidelity National Financial, Inc., Class A	1,408	45,690
Fifth Third Bancorp	9,335	196,315
First American Financial Corp.	793	22,363
First Niagara Financial Group, Inc.	4,660	49,489
Franklin Resources, Inc.	350	20,206
Fulton Financial Corp.	2,815	36,820
Genworth Financial, Inc., Class A †	13,149	204,204
Goldman Sachs Group, Inc./The	2,962	525,044
Hartford Financial Services Group, Inc.	6,220	225,351
HCC Insurance Holdings, Inc.	566	26,115
Huntington Bancshares, Inc.	13,413	129,435
JPMorgan Chase & Co.	20,671	1,208,840
KeyCorp	12,293	164,972
Legg Mason, Inc.	1,342	58,350
Leucadia National Corp.	2,429	68,838
Lincoln National Corp.	4,281	220,985
M&T Bank Corp.	616	71,715

	SHARES	VALUE (Note 2)
Financials - 29.1% (continued)
MBIA, Inc. †	2,070	$24,716
Medical Properties Trust, Inc. REIT	789	9,642
MetLife, Inc.	8,376	451,634
MGIC Investment Corp. †	3,188	26,907
Morgan Stanley	12,845	402,819
NASDAQ OMX Group, Inc./The	1,512	60,178
Nationstar Mortgage Holdings, Inc. †	1,574	58,175
Ocwen Financial Corp. †	449	24,897
Old Republic International Corp.	4,646	80,236
PartnerRe Ltd. (Bermuda)	348	36,690
PNC Financial Services Group, Inc./The	4,042	313,578
Principal Financial Group, Inc.	3,494	172,289
Progressive Corp./The	2,200	59,994
Protective Life Corp.	1,746	88,452
Prudential Financial, Inc.	3,459	318,989
Raymond James Financial, Inc.	224	11,691
Regions Financial Corp.	18,063	178,643
Reinsurance Group of America, Inc.	844	65,334
SLM Corp.	5,821	152,976
State Street Corp.	3,161	231,986
SunTrust Banks, Inc.	3,129	115,178
Susquehanna Bancshares, Inc.	3,020	38,777
Synovus Financial Corp.	11,872	42,739
Torchmark Corp.	761	59,472
Travelers Cos., Inc./The	2,835	256,681
Unum Group	4,546	159,474
Validus Holdings Ltd. (Bermuda)	525	21,152
Wells Fargo & Co.	28,286	1,284,184
White Mountains Insurance Group Ltd.	19	11,459
WR Berkley Corp.	245	10,631
Zions Bancorp.	1,434	42,963

		13,115,196

Health Care - 8.5%
Abbott Laboratories	651	24,953
AbbVie, Inc.	2,561	135,246
Aetna, Inc.	3,441	236,018
Agilent Technologies, Inc.	508	29,052
Alere, Inc. †	3,536	128,003
AmerisourceBergen Corp.	238	16,734
Amgen, Inc.	128	14,612
Baxter International, Inc.	246	17,109
Becton Dickinson and Co.	165	18,231
Boston Scientific Corp. †	13,740	165,155
CareFusion Corp. †	1,054	41,970
Centene Corp. †	509	30,006
Cigna Corp.	2,276	199,104
Community Health Systems, Inc. †	1,792	70,372
Cooper Cos., Inc./The	128	15,852
Endo Health Solutions, Inc. †	1,982	133,706
Gilead Sciences, Inc. †	138	10,371
HCA Holdings, Inc. †	3,866	184,447
Health Net, Inc. †	1,266	37,562
Humana, Inc.	1,617	166,907
LifePoint Hospitals, Inc. †	288	15,218
McKesson Corp.	738	119,113
Medtronic, Inc.	6,573	377,224
Mylan, Inc. †	1,140	49,476
Omnicare, Inc.	1,193	72,009
Questcor Pharmaceuticals, Inc.	2,593	141,189
ResMed, Inc.	188	8,851
St Jude Medical, Inc.	2,467	152,831
STERIS Corp.	600	28,830

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Health Care - 8.5% (continued)
Stryker Corp.	348	$26,149
Team Health Holdings, Inc. †	204	9,292
Tenet Healthcare Corp. †	1,191	50,165
Thermo Fisher Scientific, Inc.	134	14,921
United Therapeutics Corp. †	833	94,196
UnitedHealth Group, Inc.	6,494	488,998
Universal Health Services, Inc., Class B	1,462	118,802
WellCare Health Plans, Inc. †	788	55,491
WellPoint, Inc.	2,777	256,567
West Pharmaceutical Services, Inc.	312	15,307
Zimmer Holdings, Inc.	278	25,907
Zoetis, Inc.	806	26,348

		3,822,294

Industrials - 12.8%
3M Co.	169	23,702
A. O. Smith Corp.	604	32,580
AECOM Technology Corp. †	1,744	51,326
AGCO Corp.	1,852	109,620
Alaska Air Group, Inc.	1,462	107,267
Alliant Techsystems, Inc.	778	94,667
AMERCO †	297	70,638
Avis Budget Group, Inc. †	3,741	151,211
Boeing Co./The	4,893	667,846
Carlisle Cos., Inc.	289	22,947
Cintas Corp.	292	17,400
Copa Holdings SA (Panama), Class A	493	78,934
Crane Co.	652	43,847
Cummins, Inc.	1,306	184,107
Delta Air Lines, Inc.	9,396	258,108
Deluxe Corp.	516	26,930
Dover Corp.	1,678	161,994
EMCOR Group, Inc.	734	31,151
EnerSys, Inc.	879	61,609
Esterline Technologies Corp. †	541	55,160
Exelis, Inc.	3,912	74,563
FedEx Corp.	1,375	197,684
Generac Holdings, Inc.	938	53,128
Hertz Global Holdings, Inc. †	6,090	174,296
Huntington Ingalls Industries, Inc.	688	61,927
ITT Corp.	1,396	60,614
Jacobs Engineering Group, Inc. †	1,730	108,973
L-3 Communications Holdings, Inc.	580	61,979
Lennox International, Inc.	183	15,566
Lincoln Electric Holdings, Inc.	801	57,143
Lockheed Martin Corp.	428	63,626
Manitowoc Co., Inc./The	1,500	34,980
Manpowergroup, Inc.	1,443	123,896
MasTec, Inc. †	1,256	41,096
MRC Global, Inc. †	705	22,743
Navistar International Corp. †	1,297	49,532
Northrop Grumman Corp.	2,068	237,013
Oshkosh Corp.	1,797	90,533
Parker Hannifin Corp.	468	60,204
Pitney Bowes, Inc.	5,939	138,379
Raytheon Co.	3,012	273,188
Regal-Beloit Corp.	121	8,920
Robert Half International, Inc.	600	25,194
Rockwell Automation, Inc.	880	103,981
RR Donnelley & Sons Co.	7,170	145,408
Ryder System, Inc.	989	72,968
Snap-on, Inc.	219	23,985
Southwest Airlines Co.	9,630	181,429

	SHARES	VALUE (Note 2)
Industrials - 12.8% (continued)
Spirit Aerosystems Holdings, Inc.,
Class A †	3,937	$134,173
Swift Transportation Co. †	3,834	85,153
Terex Corp.	1,095	45,979
Textainer Group Holdings Ltd.	298	11,986
Timken Co.	889	48,957
Toro Co./The	176	11,194
Towers Watson & Co., Class A	500	63,805
Trinity Industries, Inc.	2,213	120,653
Triumph Group, Inc.	183	13,921
United Continental Holdings, Inc. †	4,239	160,361
United Rentals, Inc. †	1,908	148,729
URS Corp.	1,140	60,409
Valmont Industries, Inc.	109	16,254
WABCO Holdings, Inc. †	180	16,814
WESCO International, Inc. †	142	12,932

		5,765,312

Information Technology - 16.8%
Activision Blizzard, Inc.	11,443	204,029
Advanced Micro Devices, Inc. †	14,871	57,551
Amdocs Ltd.	572	23,589
AOL, Inc. †	555	25,874
Arrow Electronics, Inc. †	1,175	63,744
Aruba Networks, Inc. †	536	9,594
Atmel Corp. †	7,466	58,459
Avnet, Inc.	1,665	73,443
Booz Allen Hamilton Holding Corp.	893	17,101
Brocade Communications Systems, Inc. †	11,163	99,016
CA, Inc.	4,292	144,426
Cadence Design Systems, Inc. †	1,184	16,600
Cisco Systems, Inc.	31,506	707,310
Computer Sciences Corp.	1,732	96,784
CoreLogic, Inc. †	713	25,333
Corning, Inc.	9,218	164,265
EchoStar Corp., Class A †	803	39,925
Electronic Arts, Inc. †	4,880	111,947
First Solar, Inc. †	2,911	159,057
FLIR Systems, Inc.	2,138	64,354
Freescale Semiconductor Ltd. (Bermuda) †	3,526	56,592
Harris Corp.	751	52,427
Hewlett-Packard Co.	13,605	380,668
Ingram Micro, Inc., Class A †	1,866	43,776
Intel Corp.	27,116	703,931
Jabil Circuit, Inc.	2,817	49,128
KLA-Tencor Corp.	2,860	184,356
Lam Research Corp. †	1,756	95,614
Leidos Holdings, Inc.	1,428	66,388
Marvell Technology Group Ltd.	11,156	160,423
Mentor Graphics Corp.	1,031	24,816
Micron Technology, Inc. †	11,113	241,819
Microsoft Corp.	42,321	1,584,075
Motorola Solutions, Inc.	108	7,290
NCR Corp. †	1,808	61,580
NetApp, Inc.	4,377	180,070
NeuStar, Inc., Class A †	1,147	57,189
NVIDIA Corp.	8,383	134,296
Oracle Corp.	264	10,101
Rovi Corp. †	2,459	48,418
SanDisk Corp.	3,072	216,699
Science Applications International Corp.	398	13,162

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Information Technology - 16.8% (continued)
SunPower Corp. †	1,664	$49,604
Symantec Corp.	6,017	141,881
Teradyne, Inc. †	736	12,968
Ubiquiti Networks, Inc. †	1,509	69,354
Western Digital Corp.	3,098	259,922
Western Union Co./The	3,320	57,270
Xerox Corp.	19,723	240,029
Yahoo!, Inc. †	3,866	156,341
Yelp, Inc. †	621	42,818
Zebra Technologies Corp., Class A †	240	12,979

		7,578,385

Materials - 2.7%
Ashland, Inc.	54	5,240
Avery Dennison Corp.	443	22,234
Axiall Corp.	502	23,815
CF Industries Holdings, Inc.	131	30,528
Chemtura Corp. †	1,357	37,888
Dow Chemical Co./The	5,078	225,463
Eastman Chemical Co.	466	37,606
Graphic Packaging Holding Co. †	2,256	21,658
Huntsman Corp.	1,049	25,805
International Paper Co.	2,134	104,630
Louisiana-Pacific Corp. †	2,210	40,907
NewMarket Corp.	40	13,366
Owens-Illinois, Inc. †	1,023	36,603
Packaging Corp. of America	880	55,686
PPG Industries, Inc.	368	69,795
Reliance Steel & Aluminum Co.	782	59,307
Rock Tenn Co., Class A	1,257	131,998
Sealed Air Corp.	1,498	51,007
Sherwin-Williams Co./The	94	17,249
Steel Dynamics, Inc.	1,671	32,651
Valspar Corp./The	188	13,403
Westlake Chemical Corp.	445	54,321
Worthington Industries, Inc.	1,059	44,563
WR Grace & Co. †	428	42,316

		1,198,039

Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	2,148	55,376

Utilities - 0.1%
Portland General Electric Co.	195	5,889
UGI Corp.	720	29,851

		35,740

TOTAL COMMON STOCKS (cost $39,227,869)		42,860,225

EXCHANGE-TRADED FUNDS - 4.0%
SPDR S&P 500 ETF Trust (cost $1,789,141)	9,843	1,817,707

MONEY MARKET FUNDS - 3.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(a)
(cost $1,576,934)	1,576,934	1,576,934

	SHARES	VALUE (Note 2)
TOTAL INVESTMENTS - 102.7% (cost $42,593,944)		$46,254,866

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7%)		(1,212,073)

NET ASSETS - 100.0%		$45,042,793

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of December 31, 2013.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2013 (Unaudited)

AQR SMALL CAP CORE EQUITY FUND

COMMON STOCKS - 98.1%	SHARES	VALUE (Note 2)
Consumer Discretionary - 23.7%
1-800-Flowers.com, Inc., Class A †	977	$5,286
Aaron’s, Inc.	179	5,263
American Axle & Manufacturing Holdings, Inc. †	994	20,327
American Public Education, Inc. †	208	9,042
ANN, Inc. †	179	6,544
Apollo Education Group, Inc. †	795	21,719
Arctic Cat, Inc.	165	9,402
Asbury Automotive Group, Inc. †	332	17,842
Ascent Capital Group, Inc., Class A †	88	7,529
bebe stores, Inc.	1,942	10,331
Big 5 Sporting Goods Corp.	735	14,568
Big Lots, Inc. †	626	20,213
Bon-Ton Stores, Inc./The	362	5,893
Bridgepoint Education, Inc. †	882	15,620
Brown Shoe Co., Inc.	511	14,380
Caesars Entertainment Corp. †	257	5,536
Callaway Golf Co.	740	6,238
Capella Education Co.	265	17,607
Carmike Cinemas, Inc. †	269	7,489
Cato Corp./The, Class A	231	7,346
CEC Entertainment, Inc.	220	9,742
Century Casinos, Inc. †	1,689	8,800
Children’s Place Retail Stores, Inc./The †	106	6,039
Christopher & Banks Corp. †	928	7,925
Citi Trends, Inc. †	562	9,554
Columbia Sportswear Co.	177	13,939
Conn’s, Inc. †	123	9,691
Core-Mark Holding Co., Inc.	64	4,859
Cracker Barrel Old Country Store, Inc.	185	20,363
CSS Industries, Inc.	240	6,883
Deckers Outdoor Corp. †	224	18,919
Denny’s Corp. †	799	5,745
Destination Maternity Corp.	403	12,042
Destination XL Group, Inc. †	934	6,136
DeVry Education Group, Inc.	744	26,412
Dex Media, Inc. †	1,912	12,963
Dixie Group, Inc./The †	353	4,660
Drew Industries, Inc.	166	8,499
Education Management Corp. †	1,433	14,459
Einstein Noah Restaurant Group, Inc.	302	4,379
Entercom Communications Corp., Class A †	458	4,814
Entravision Communications Corp., Class A	1,913	11,650
EW Scripps Co., Class A †	621	13,488
Express, Inc. †	768	14,339
FTD Cos., Inc. †	213	6,940
Genesco, Inc. †	123	8,986
G-III Apparel Group Ltd. †	237	17,488
Grand Canyon Education, Inc. †	324	14,126
Gray Television, Inc. †	1,154	17,171
Group 1 Automotive, Inc.	31	2,202
Harte-Hanks, Inc.	1,369	10,706
Haverty Furniture Cos., Inc.	443	13,866
Helen of Troy Ltd. (Bermuda) †	397	19,655
hhgregg, Inc. †	829	11,581
Iconix Brand Group, Inc. †	598	23,741
ITT Educational Services, Inc. †	375	12,592
Journal Communications, Inc., Class A †	1,151	10,716
K12, Inc. †	312	6,786
Kirkland’s, Inc. †	527	12,474
La-Z-Boy, Inc.	541	16,771

	SHARES	VALUE (Note 2)
Consumer Discretionary - 23.7% (continued)
LeapFrog Enterprises, Inc. †	524	$4,161
Lee Enterprises, Inc. †	3,380	11,729
Lithia Motors, Inc., Class A	226	15,689
Lumber Liquidators Holdings, Inc. †	76	7,820
Marcus Corp./The	301	4,045
McClatchy Co./The, Class A †	1,190	4,046
MDC Partners, Inc., Class A	356	9,082
Meredith Corp.	421	21,808
Modine Manufacturing Co. †	580	7,436
Monarch Casino & Resort, Inc. †	549	11,024
Motorcar Parts of America, Inc. †	691	13,336
Movado Group, Inc.	192	8,450
Multimedia Games Holding Co., Inc. †	385	12,074
NACCO Industries, Inc., Class A	85	5,286
Nautilus, Inc. †	1,611	13,581
New York & Co., Inc. †	774	3,382
New York Times Co./The, Class A	260	4,126
Nexstar Broadcasting Group, Inc., Class A	446	24,856
Nutrisystem, Inc.	309	5,080
Office Depot, Inc. †	4,037	21,356
Orbitz Worldwide, Inc. †	2,099	15,071
Outerwall, Inc. †	269	18,096
Overstock.com, Inc. †	596	18,351
Papa John’s International, Inc.	174	7,900
PetMed Express, Inc.	829	13,786
Pinnacle Entertainment, Inc. †	566	14,710
Quiksilver, Inc. †	941	8,253
RadioShack Corp. †	3,075	7,995
Red Robin Gourmet Burgers, Inc. †	100	7,354
Rent-A-Center, Inc.	338	11,269
Rick’s Cabaret International, Inc. †	977	11,314
Ruth’s Hospitality Group, Inc.	879	12,491
Ryland Group, Inc./The	106	4,601
Scholastic Corp.	248	8,434
Shoe Carnival, Inc.	236	6,846
Sinclair Broadcast Group, Inc., Class A	239	8,539
Skechers U.S.A., Inc., Class A †	631	20,905
Smith & Wesson Holding Corp. †	774	10,441
Sonic Corp. †	404	8,157
Standard Motor Products, Inc.	311	11,445
Stein Mart, Inc.	942	12,670
Stoneridge, Inc. †	1,118	14,254
Sturm, Ruger & Co., Inc.	191	13,960
Superior Industries International, Inc.	254	5,240
Tower International, Inc. †	526	11,256
Tuesday Morning Corp. †	1,067	17,029
Unifi, Inc. †	281	7,654
Universal Electronics, Inc. †	259	9,870
ValueVision Media, Inc., Class A †	1,131	7,906
VOXX International Corp. †	877	14,646
Winnebago Industries, Inc. †	332	9,113
Zale Corp. †	1,060	16,716
Zumiez, Inc. †	211	5,486

		1,270,401

Consumer Staples - 4.0%
Andersons, Inc./The	253	22,560
Chiquita Brands International, Inc. †	1,040	12,168
Farmer Bros Co. †	225	5,233
Female Health Co./The	431	3,664
Fresh Del Monte Produce, Inc.	96	2,717
Harbinger Group, Inc. †	281	3,330
Ingles Markets, Inc., Class A	610	16,531
Inter Parfums, Inc.	370	13,250
John B. Sanfilippo & Son, Inc.	131	3,233

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2013 (Unaudited)

AQR SMALL CAP CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Consumer Staples - 4.0% (continued)
Medifast, Inc. †	238	$6,219
Omega Protein Corp. †	1,237	15,203
Prestige Brands Holdings, Inc. †	209	7,482
Revlon, Inc., Class A †	713	17,796
Rite Aid Corp. †	1,247	6,310
Roundy’s, Inc.	1,226	12,088
Sanderson Farms, Inc.	46	3,327
Spartan Stores, Inc.	488	11,849
SUPERVALU, Inc. †	3,291	23,991
USANA Health Sciences, Inc. †	257	19,424
Weis Markets, Inc.	196	10,302

		216,677

Energy - 5.5%
Abraxas Petroleum Corp. †	1,584	5,195
Alon USA Energy, Inc.	200	3,308
Basic Energy Services, Inc. †	279	4,403
Bonanza Creek Energy, Inc. †	317	13,780
Cal Dive International, Inc. †	1,959	3,938
Carrizo Oil & Gas, Inc. †	496	22,206
Dawson Geophysical Co. †	259	8,759
Delek US Holdings, Inc.	120	4,129
EPL Oil & Gas, Inc. †	624	17,784
Exterran Holdings, Inc. †	80	2,736
Gastar Exploration, Inc. †	837	5,792
Geospace Technologies Corp. †	67	6,354
Goodrich Petroleum Corp. †	526	8,952
Green Plains Renewable Energy, Inc.	886	17,180
Hercules Offshore, Inc. †	1,260	8,228
Hornbeck Offshore Services, Inc. †	86	4,234
Matador Resources Co. †	137	2,554
Matrix Service Co. †	403	9,861
Natural Gas Services Group, Inc. †	265	7,306
Newpark Resources, Inc. †	1,500	18,435
Parker Drilling Co. †	2,121	17,244
Penn Virginia Corp. †	1,246	11,750
Renewable Energy Group, Inc. †	1,531	17,545
REX American Resources Corp. †	301	13,458
Sanchez Energy Corp. †	195	4,779
Stone Energy Corp. †	641	22,172
Tesco Corp. †	971	19,206
Warren Resources, Inc. †	1,920	6,029
Willbros Group, Inc. †	964	9,081

		296,398

Financials - 17.7%
1st Source Corp.	100	3,194
American Equity Investment Life Holding Co.	1,074	28,332
Ameris Bancorp †	235	4,961
Argo Group International Holdings Ltd. (Bermuda)	405	18,828
Arlington Asset Investment Corp., Class A	505	13,327
Ashford Hospitality Trust, Inc. REIT	1,746	14,457
Banco Latinoamericano de Comercio
Exterior SA, Class E (Panama)	116	3,250
Banner Corp.	272	12,191
BBCN Bancorp, Inc.	501	8,312
BGC Partners, Inc., Class A	1,548	9,381
BofI Holding, Inc. †	149	11,686
Capital Southwest Corp.	200	6,974
Chemical Financial Corp.	178	5,637
CoBiz Financial, Inc.	304	3,636
Community Trust Bancorp, Inc.	134	6,051
Cowen Group, Inc., Class A †	1,505	5,885

	SHARES	VALUE (Note 2)
Financials - 17.7% (continued)
Eagle Bancorp, Inc. †	220	$6,739
EMC Insurance Group, Inc.	425	13,014
Employers Holdings, Inc.	401	12,692
Encore Capital Group, Inc. †	400	20,104
Endurance Specialty Holdings Ltd. (Bermuda)	367	21,532
Enterprise Financial Services Corp.	200	4,084
EverBank Financial Corp.	222	4,071
FBL Financial Group, Inc., Class A	351	15,721
FBR & Co. †	469	12,372
Federal Agricultural Mortgage Corp., Class C	148	5,069
Fidelity Southern Corp.	523	8,687
First Citizens BancShares, Inc., Class A	47	10,464
First Defiance Financial Corp.	251	6,518
First Interstate Bancsystem, Inc.	835	23,689
First Merchants Corp.	427	9,719
First Midwest Bancorp, Inc.	393	6,889
Flagstar Bancorp, Inc. †	717	14,068
Flushing Financial Corp.	290	6,003
Fulton Financial Corp.	266	3,479
GFI Group, Inc.	1,077	4,211
Hanmi Financial Corp.	480	10,507
Hanover Insurance Group, Inc./The	317	18,928
HCI Group, Inc.	310	16,585
Heartland Financial USA, Inc.	197	5,672
Hercules Technology Growth Capital, Inc.	811	13,300
Hilltop Holdings, Inc. †	599	13,855
Horace Mann Educators Corp.	607	19,145
Independent Bank Corp. †	995	11,940
International Bancshares Corp.	300	7,917
Investment Technology Group, Inc. †	699	14,371
Lakeland Bancorp, Inc.	338	4,181
Maiden Holdings Ltd. (Bermuda)	1,302	14,231
MB Financial, Inc.	451	14,473
MBIA, Inc. †	464	5,540
Meadowbrook Insurance Group, Inc.	650	4,524
Medallion Financial Corp.	295	4,233
Meta Financial Group, Inc.	236	9,518
MGIC Investment Corp. †	627	5,292
Montpelier Re Holdings Ltd. (Bermuda)	460	13,386
National Western Life Insurance Co., Class A	28	6,259
Navigators Group, Inc./The †	120	7,579
Nelnet, Inc., Class A	451	19,005
New Mountain Finance Corp.	380	5,715
NGP Capital Resources Co.	487	3,638
PHH Corp. †	315	7,670
Phoenix Cos., Inc./The †	257	15,780
Piper Jaffray Cos. †	250	9,888
Platinum Underwriters Holdings Ltd. (Bermuda)	280	17,158
Primerica, Inc.	590	25,317
PrivateBancorp, Inc.	200	5,786
Provident Financial Holdings, Inc.	289	4,335
Radian Group, Inc.	372	5,253
Regional Management Corp. †	353	11,977
Renasant Corp.	209	6,575
S&T Bancorp, Inc.	306	7,745
Safety Insurance Group, Inc.	125	7,038
Sandy Spring Bancorp, Inc.	100	2,819
Selective Insurance Group, Inc.	322	8,713
StanCorp Financial Group, Inc.	419	27,759
Stewart Information Services Corp.	357	11,520

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR SMALL CAP CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Financials - 17.7% (continued)
Symetra Financial Corp.	1,484	$28,137
Synovus Financial Corp.	970	3,492
Texas Capital Bancshares, Inc. †	162	10,076
THL Credit, Inc.	300	4,947
TICC Capital Corp.	559	5,780
Trico Bancshares	241	6,837
Union First Market Bankshares Corp.	369	9,155
United Community Banks, Inc. †	734	13,029
United Fire Group, Inc. (2)	424	12,152
Universal Insurance Holdings, Inc.	392	5,676
Walter Investment Management Corp. †	58	2,051
Webster Financial Corp.	80	2,494
WesBanco, Inc.	242	7,744
Western Alliance Bancorp †	783	18,682
Wilshire Bancorp, Inc.	833	9,105
World Acceptance Corp. †	117	10,241
WSFS Financial Corp.	88	6,823

		946,775

Health Care - 5.8%
Addus HomeCare Corp. †	601	13,492
Affymetrix, Inc. †	1,200	10,284
Albany Molecular Research, Inc. †	998	10,060
Alere, Inc. †	221	8,000
Alliance HealthCare Services, Inc. †	364	9,005
Amedisys, Inc. †	676	9,890
AMN Healthcare Services, Inc. †	191	2,808
Amsurg Corp. †	200	9,184
Anika Therapeutics, Inc. †	429	16,371
BioTelemetry, Inc. †	871	6,916
Cambrex Corp. †	412	7,346
Cardiovascular Systems, Inc. †	131	4,492
Emergent Biosolutions, Inc. †	135	3,104
Fonar Corp. †	284	5,998
Gentiva Health Services, Inc. †	713	8,848
Greatbatch, Inc. †	81	3,583
Healthways, Inc. †	319	4,897
Hill-Rom Holdings, Inc.	545	22,530
ICU Medical, Inc. †	100	6,371
Insys Therapeutics, Inc. †	224	8,671
Invacare Corp.	237	5,501
Kindred Healthcare, Inc.	681	13,443
LHC Group, Inc. †	437	10,505
Magellan Health Services, Inc. †	128	7,668
MedAssets, Inc. †	132	2,618
Medical Action Industries, Inc. †	516	4,417
Molina Healthcare, Inc. †	258	8,965
NuVasive, Inc. †	430	13,902
PDL BioPharma, Inc.	2,234	18,855
PharMerica Corp. †	511	10,987
PhotoMedex, Inc. †	422	5,465
Providence Service Corp./The †	519	13,349
Repligen Corp. †	1,025	13,981
SciClone Pharmaceuticals, Inc. †	680	3,427
Vascular Solutions, Inc. †	227	5,255

		310,188

Industrials - 19.0%
AAR Corp.	534	14,957
Aceto Corp.	566	14,156
Aegion Corp. †	137	2,999
Air Transport Services Group, Inc. †	1,525	12,337
Aircastle Ltd.	1,027	19,677
Alamo Group, Inc.	124	7,526
Albany International Corp., Class A	81	2,910
Allegiant Travel Co.	76	8,013

	SHARES	VALUE (Note 2)
Industrials - 19.0% (continued)
Altra Industrial Motion Corp.	169	$5,783
American Railcar Industries, Inc.	266	12,170
ARC Document Solutions, Inc. †	643	5,285
Arkansas Best Corp.	541	18,221
Barrett Business Services, Inc.	136	12,613
Brink’s Co./The	165	5,633
Broadwind Energy, Inc. †	1,264	11,932
Ceco Environmental Corp.	400	6,468
Celadon Group, Inc.	184	3,584
Cenveo, Inc. †	1,304	4,486
CIRCOR International, Inc.	123	9,936
Columbus McKinnon Corp. †	368	9,988
Curtiss-Wright Corp.	204	12,695
Deluxe Corp.	502	26,199
Ducommun, Inc. †	528	15,740
DXP Enterprises, Inc. †	71	8,179
Dycom Industries, Inc. †	474	13,172
Dynamic Materials Corp.	195	4,239
Eagle Bulk Shipping, Inc. †	2,213	10,158
EnerNOC, Inc. †	238	4,096
EnerSys, Inc.	259	18,153
Engility Holdings, Inc. †	480	16,032
Ennis, Inc.	300	5,310
Erickson Air-Crane, Inc. †	509	10,582
Federal Signal Corp. †	785	11,500
FTI Consulting, Inc. †	313	12,877
G&K Services, Inc., Class A	199	12,384
GenCorp, Inc. †	480	8,650
Gibraltar Industries, Inc. †	390	7,250
H&E Equipment Services, Inc. †	258	7,645
Hardinge, Inc.	179	2,590
Hawaiian Holdings, Inc. †	1,293	12,452
Herman Miller, Inc.	200	5,904
HNI Corp.	113	4,388
Huron Consulting Group, Inc. †	89	5,582
Hyster-Yale Materials Handling, Inc.	233	21,706
ICF International, Inc. †	426	14,786
International Shipholding Corp.	227	6,697
JetBlue Airways Corp. †	2,810	24,026
John Bean Technologies Corp.	230	6,746
Kadant, Inc.	170	6,888
Kelly Services, Inc., Class A	567	14,141
Kforce, Inc.	364	7,447
Kimball International, Inc., Class B	564	8,477
Kratos Defense & Security Solutions, Inc. †	1,128	8,663
LB Foster Co., Class A	116	5,486
Lydall, Inc. †	307	5,409
Manitex International, Inc. †	683	10,846
Meritor, Inc. †	1,163	12,130
Moog, Inc., Class A †	202	13,724
Multi-Color Corp.	100	3,774
MYR Group, Inc. †	222	5,568
Navigant Consulting, Inc. †	680	13,056
NN, Inc.	763	15,405
Northwest Pipe Co. †	230	8,685
Orbital Sciences Corp. †	379	8,831
Orion Marine Group, Inc. †	341	4,102
Pacer International, Inc. †	1,224	10,110
Park-Ohio Holdings Corp. †	326	17,082
Patrick Industries, Inc. †	306	8,853
PGT, Inc. †	1,115	11,284
Pike Corp. †	705	7,452
Powell Industries, Inc.	103	6,900
Quad/Graphics, Inc.	661	17,999

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR SMALL CAP CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Industrials - 19.0% (continued)
Quality Distribution, Inc. †	370	$4,747
Republic Airways Holdings, Inc. †	1,180	12,614
RPX Corp. †	876	14,804
RR Donnelley & Sons Co.	425	8,619
Rush Enterprises, Inc., Class A †	246	7,294
Saia, Inc. †	394	12,628
SkyWest, Inc.	729	10,811
Sparton Corp. †	200	5,590
Spirit Airlines, Inc. †	596	27,064
Standex International Corp.	106	6,665
Steelcase, Inc., Class A	607	9,627
Swift Transportation Co. †	404	8,973
TAL International Group, Inc.	383	21,965
Taser International, Inc. †	539	8,559
Tecumseh Products Co., Class A †	666	6,027
TrueBlue, Inc. †	483	12,452
Tutor Perini Corp. †	746	19,620
UniFirst Corp.	189	20,223
United Stationers, Inc.	404	18,540
Universal Truckload Services, Inc.	220	6,712
VSE Corp.	100	4,801
Wabash National Corp. †	1,231	15,203
Xerium Technologies, Inc. †	853	14,066
YRC Worldwide, Inc. †	722	12,541

		1,020,869

Information Technology - 16.7%
Advanced Energy Industries, Inc. †	346	7,910
Alliance Fiber Optic Products, Inc.	685	10,309
Amkor Technology, Inc. †	843	5,168
ATMI, Inc. †	239	7,220
Audience, Inc. †	638	7,426
Avid Technology, Inc. †	642	5,232
Axcelis Technologies, Inc. †	5,223	12,744
Benchmark Electronics, Inc. †	712	16,433
Black Box Corp.	100	2,980
Blucora, Inc. †	480	13,997
Booz Allen Hamilton Holding Corp.	613	11,739
CACI International, Inc., Class A †	173	12,667
CalAmp Corp. †	412	11,524
Calix, Inc. †	1,247	12,021
Cascade Microtech, Inc. †	550	5,126
Checkpoint Systems, Inc. †	664	10,471
Clearfield, Inc. †	253	5,121
Convergys Corp.	545	11,472
CSG Systems International, Inc.	441	12,965
Daktronic, Inc.	420	6,586
eGain Corp. †	593	6,072
Electronics For Imaging, Inc. †	511	19,791
Emulex Corp. †	672	4,812
Entegris, Inc. †	780	9,048
ePlus, Inc. †	277	15,745
Extreme Networks, Inc. †	683	4,781
Fabrinet (Cayman Islands) †	559	11,493
FormFactor, Inc. †	763	4,593
Global Cash Access Holdings, Inc. †	593	5,924
GSI Group, Inc. †	476	5,350
Hackett Group, Inc./The	1,923	11,942
Harmonic, Inc. †	1,413	10,428
Hutchinson Technology, Inc. †	848	2,714
iGATE Corp. †	677	27,188
Information Services Group, Inc. †	2,761	11,707
Insight Enterprises, Inc. †	258	5,859
Integrated Silicon Solution, Inc. †	783	9,466
International Rectifier Corp. †	497	12,957
Intersil Corp., Class A	1,512	17,343

	SHARES	VALUE (Note 2)
Information Technology - 16.7% (continued)
IntraLinks Holdings, Inc. †	547	$6,624
j2 Global, Inc.	561	28,056
Kulicke & Soffa Industries, Inc. (Singapore) †	921	12,249
Lexmark International, Inc., Class A	750	26,640
ManTech International Corp., Class A	211	6,315
Mattson Technology, Inc. †	3,790	10,385
Mentor Graphics Corp.	421	10,133
Methode Electronics, Inc.	388	13,266
MoneyGram International, Inc. †	756	15,710
Monotype Imaging Holdings, Inc.	91	2,899
Netscout Systems, Inc. †	255	7,545
Newport Corp. †	267	4,825
PC Connection, Inc.	327	8,126
PDF Solutions, Inc. †	133	3,407
Photronics, Inc. †	1,112	10,041
Plantronics, Inc.	412	19,137
Plexus Corp. †	393	17,013
Power Integrations, Inc.	80	4,466
QuinStreet, Inc. †	592	5,145
RF Industries Ltd.	332	3,051
Sanmina Corp. †	1,160	19,372
ScanSource, Inc. †	124	5,261
Seachange International, Inc. †	228	2,772
Sigma Designs, Inc. †	1,729	8,161
Silicon Graphics International Corp. †	687	9,213
Stamps.com, Inc. †	184	7,746
SunPower Corp. †	189	5,634
Super Micro Computer, Inc. †	857	14,706
Sykes Enterprises, Inc. †	339	7,394
Synaptics, Inc. †	479	24,817
SYNNEX Corp. †	445	29,993
Take-Two Interactive Software, Inc. †	164	2,849
TeleTech Holdings, Inc. †	354	8,475
Tessco Technologies, Inc.	197	7,943
TiVo, Inc. †	1,188	15,587
Travelzoo, Inc. †	411	8,763
TriQuint Semiconductor, Inc. †	1,383	11,534
Ubiquiti Networks, Inc. †	171	7,859
Ultra Clean Holdings, Inc. †	460	4,614
Unisys Corp. †	627	21,048
United Online, Inc.	1,208	16,622
ValueClick, Inc. †	552	12,900
Virtusa Corp. †	99	3,771
Vishay Intertechnology, Inc. †	1,722	22,834
Zebra Technologies Corp., Class A †	100	5,408
Zhone Technologies, Inc. †	1,597	8,528

		895,161

Materials - 3.7%
A Schulman, Inc.	96	3,385
A.M. Castle & Co. †	360	5,317
Advanced Emissions Solutions, Inc. †	81	4,393
American Pacific Corp. †	323	12,035
Clearwater Paper Corp. †	55	2,888
Flotek Industries, Inc. †	194	3,894
FutureFuel Corp.	454	7,173
Innospec, Inc.	159	7,349
KapStone Paper and Packaging Corp. †	265	14,803
Koppers Holdings, Inc.	71	3,248
Materion Corp.	151	4,658
Minerals Technologies, Inc.	259	15,558
Myers Industries, Inc.	430	9,082
Neenah Paper, Inc.	208	8,896
Olympic Steel, Inc.	350	10,143
OM Group, Inc. †	391	14,236

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR SMALL CAP CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Materials - 3.7% (continued)
OMNOVA Solutions, Inc. †	557	$5,074
PH Glatfelter Co.	202	5,583
Quaker Chemical Corp.	141	10,867
Schweitzer-Mauduit International, Inc.	250	12,868
US Concrete, Inc. †	273	6,178
US Silica Holdings, Inc.	263	8,971
Worthington Industries, Inc.	429	18,052
Zep, Inc.	280	5,085

		199,736

Telecommunication Services - 1.8%
8x8, Inc. †	750	7,620
Alaska Communications Systems Group, Inc. †	1,400	2,968
Atlantic Tele-Network, Inc.	119	6,732
IDT Corp., Class B	795	14,207
Inteliquent, Inc.	1,175	13,418
NTELOS Holdings Corp.	326	6,595
Premiere Global Services, Inc. †	532	6,166
Shenandoah Telecommunications Co.	268	6,879
Straight Path Communications, Inc., Class B †	200	1,638
USA Mobility, Inc.	946	13,509
Vonage Holdings Corp. †	4,964	16,530

		96,262

Utilities - 0.2%
Consolidated Water Co., Ltd. (Cayman Islands)	600	8,460

TOTAL COMMON STOCKS (cost $4,451,056)		5,260,927

EXCHANGE-TRADED FUNDS - 0.6%
iShares Russell 2000 ETF (cost $32,032)	283	32,633

MONEY MARKET FUNDS - 0.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(a)
(cost $28,346)	28,346	28,346

TOTAL INVESTMENTS - 99.2% (cost $4,511,434)		5,321,906

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		43,334

NET ASSETS - 100.0%		$5,365,240

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of December 31, 2013.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2013 (Unaudited)

AQR INTERNATIONAL CORE EQUITY FUND

COMMON STOCKS - 98.9%	SHARES	VALUE (Note 2)
Australia - 2.2%
Fletcher Building Ltd.	510	$3,530
Insurance Australia Group Ltd.	10,056	52,358
National Australia Bank Ltd.	714	22,285
Suncorp Group Ltd.	3,725	43,724
Tatts Group Ltd.	823	2,282
Telstra Corp. Ltd.	60,905	285,864
Wesfarmers Ltd.	416	16,379
Westpac Banking Corp.	419	12,146
Woolworths Ltd.	511	15,474

		454,042

Austria - 1.5%
Andritz AG	484	30,332
Erste Group Bank AG	1,258	43,854
Oesterreichische Post AG	282	13,531
OMV AG	1,443	69,093
Raiffeisen Bank International AG	1,585	55,967
Vienna Insurance Group AG Wiener
Versicherung Gruppe	892	44,580
Voestalpine AG	967	46,469

		303,826

Belgium - 0.4%
Colruyt SA	241	13,466
Delhaize Group SA	982	58,421
Solvay SA	50	7,913

		79,800

Canada - 10.1%
Alimentation Couche Tard, Inc., Class B (1)	1,494	112,347
Canadian Tire Corp. Ltd., Class A (1)	2,590	242,579
Empire Co., Ltd., Class A (1)	5,204	355,572
Gildan Activewear, Inc. (1)	90	4,796
Industrial Alliance Insurance & Financial Services, Inc. (1)	2,438	107,756
Loblaw Cos., Ltd. (1)	9,049	361,023
Magna International, Inc. (1)	4,254	348,810
Manulife Financial Corp. (1)	6,502	128,295
Rogers Communications, Inc., Class B (1)	565	25,568
Sun Life Financial, Inc. (1)	8,155	288,045
West Fraser Timber Co., Ltd. (1)	476	46,424

		2,021,215

Denmark - 2.6%
AP Moeller - Maersk A/S, Class B	9	97,398
Carlsberg A/S, Class B	119	13,168
TDC A/S	36,241	351,705
Tryg A/S	676	65,369

		527,640

Finland - 0.6%
Huhtamaki OYJ	1,511	38,866
Orion OYJ, Class B	162	4,554
Sampo, A Shares	1,584	77,858

		121,278

France - 4.4%
BNP Paribas SA	2,269	176,999

	SHARES	VALUE (Note 2)
France - 4.4% (continued)
Bouygues SA	1,362	$51,505
Cap Gemini SA	1,530	103,559
Cie Generale des Etablissements Michelin	481	51,179
Credit Agricole SA †	5,900	75,632
Electricite de France	4,079	144,303
Natixis	13,711	80,665
Safran SA	219	15,227
Sanofi	391	41,757
Societe Generale SA	276	16,049
Vivendi SA	4,911	129,539

		886,414

Germany - 6.9%
Allianz SE	614	110,474
Bayer AG	377	52,935
Bayerische Motoren Werke AG	424	49,791
Continental AG	626	137,526
Daimler AG	1,803	156,472
Deutsche Lufthansa AG †	4,391	93,074
Deutsche Post AG	4,330	158,153
Deutsche Telekom AG	10,689	184,174
Hannover Rueck SE	1,033	88,808
Merck KGaA	306	54,905
Muenchener Rueckversicherungs AG	1,368	301,740
Suedzucker AG	310	8,375

		1,396,427

Hong Kong - 3.8%
Cheung Kong Holdings Ltd.	1,000	15,821
FIH Mobile Ltd. †	96,000	51,749
Galaxy Entertainment Group Ltd. †	11,000	99,036
Henderson Land Development Co., Ltd.	1,100	6,289
Hongkong Land Holdings Ltd.	2,000	11,817
Hysan Development Co., Ltd.	1,000	4,317
Kerry Logistics Network Ltd. †	500	710
Kerry Properties Ltd.	1,000	3,482
Link REIT/The REIT	1,500	7,275
MGM China Holdings Ltd.	35,200	150,651
NWS Holdings Ltd.	18,000	27,474
PCCW Ltd.	81,000	36,280
SJM Holdings Ltd.	32,000	107,567
Swire Properties Ltd.	2,600	6,584
Techtronic Industries Co.	16,500	46,997
Wharf Holdings Ltd.	19,000	145,543
Wheelock & Co., Ltd.	9,000	41,462

		763,054

Israel - 3.7%
Alony Hetz Properties & Investments Ltd. REIT	2,443	17,082
Azrieli Group	3,525	117,226
Bank Hapoalim BM	16,378	91,767
Bezeq The Israeli Telecommunication Corp. Ltd.	91,787	155,658
Cellcom Israel Ltd.	1,797	24,757
First International Bank Of Israel Ltd.	736	12,220
Frutarom Industries Ltd.	2,837	59,686
Harel Insurance Investments & Financial Services Ltd.	3,120	18,146
Melisron Ltd.	674	18,309
Mizrahi Tefahot Bank Ltd.	11,633	152,266
Partner Communications Co., Ltd. †	2,949	27,523

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR INTERNATIONAL CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Israel - 3.7% (continued)
Shufersal Ltd.	6,554	$25,213
Strauss Group Ltd.	1,570	30,032

		749,885

Italy - 0.6%
Gtech Spa	2,437	74,271
Parmalat SpA	11,075	37,719
Unione di Banche Italiane SCPA	2,317	15,708

		127,698

Japan - 33.7%
77 Bank Ltd./The	12,000	58,119
Acom Co., Ltd. †	26,400	89,951
Aiful Corp. †	46,400	194,374
Aisin Seiki Co., Ltd.	1,200	48,787
Bank of Yokohama Ltd./The	10,000	55,792
Bridgestone Corp.	2,300	87,140
Chiba Bank Ltd./The	7,000	47,241
Chugoku Bank Ltd./The	3,000	38,131
Credit Saison Co., Ltd.	1,300	34,271
Dai-ichi Life Insurance Co., Ltd./The	3,000	50,199
Daiwa Securities Group, Inc.	22,000	220,342
Denso Corp.	2,400	126,789
DIC Corp.	17,000	51,827
Fuji Electric Co., Ltd.	11,000	51,540
Fuji Heavy Industries Ltd.	4,000	114,956
FUJIFILM Holdings Corp.	600	17,031
Fukuoka Financial Group, Inc.	10,000	43,894
GungHo Online Entertainment, Inc. †	6,100	43,938
Gunma Bank Ltd./The	7,000	39,111
Hachijuni Bank Ltd./The	7,000	40,864
Haseko Corp. †	5,400	41,142
Hino Motors Ltd.	7,000	110,269
Hiroshima Bank Ltd./The	11,000	45,581
Hitachi Capital Corp.	500	14,585
Hitachi Ltd.	11,000	83,404
Hokuhoku Financial Group, Inc.	72,000	143,952
Honda Motor Co., Ltd.	4,100	169,236
Isuzu Motors Ltd.	17,000	106,028
Iyo Bank Ltd./The	4,000	39,244
JFE Holdings, Inc.	1,500	35,745
Joyo Bank Ltd./The	6,000	30,679
JTEKT Corp.	3,200	54,601
Juroku Bank Ltd./The	6,000	22,034
Kansai Electric Power Co., Inc./The †	4,200	48,339
KDDI Corp.	2,500	154,038
Keiyo Bank Ltd./The	5,000	24,074
Kobe Steel Ltd. †	12,000	20,573
Koito Manufacturing Co., Ltd.	2,000	38,215
Mazda Motor Corp. †	12,000	62,185
Mitsubishi Heavy Industries, Ltd.	7,000	43,355
Mitsubishi Motors Corp. †	15,800	169,981
Mitsubishi UFJ Financial Group, Inc.	45,800	304,084
Mitsubishi UFJ Lease & Finance Co., Ltd.	11,900	73,159
Mitsui OSK Lines Ltd.	12,000	54,158
Mizuho Financial Group, Inc.	35,600	77,289
MS&AD Insurance Group Holdings	2,500	67,197
Nippon Paint Co., Ltd.	1,000	16,638
Nishi-Nippon City Bank Ltd./The	27,000	72,736
Nissan Shatai Co., Ltd.	1,000	14,538
Nitto Denko Corp.	1,600	67,655
Nomura Holdings, Inc.	39,000	301,385

	SHARES	VALUE (Note 2)
Japan - 33.7% (continued)
NSK Ltd.	3,000	$37,387
Okasan Securities Group, Inc.	12,000	122,641
Omron Corp.	1,400	61,871
Orient Corp. †	31,000	72,805
ORIX Corp.	13,100	230,191
Panasonic Corp.	12,300	143,384
Renesas Electronics Corp. †	4,400	25,961
Ricoh Co., Ltd.	4,000	42,539
Seiko Epson Corp.	5,000	134,623
Seino Holdings Co., Ltd.	5,000	52,618
Sekisui Chemical Co., Ltd.	5,000	61,358
Shiga Bank Ltd./The	5,000	26,266
Shinsei Bank Ltd.	34,000	83,229
Shionogi & Co., Ltd.	1,000	21,710
Sony Corp.	4,100	70,677
Sumitomo Mitsui Financial Group, Inc.	5,500	286,019
Sumitomo Mitsui Trust Holdings, Inc.	8,000	42,330
Sumitomo Rubber Industries Ltd.	2,500	35,587
Suzuki Motor Corp.	3,700	99,703
T&D Holdings, Inc.	3,200	44,789
Takashimaya Co., Ltd.	5,000	49,888
Tokai Tokyo Financial Holdings, Inc.	15,300	148,018
Tokyo Electric Power Co., Inc †	45,700	225,168
Toshiba Corp.	12,000	50,518
Tosoh Corp.	10,000	46,592
TOTO Ltd.	1,000	15,861
Toyota Boshoku Corp.	2,600	32,509
Toyota Motor Corp.	4,400	268,290
TS Tech Co., Ltd.	1,300	43,876
Wacom Co., Ltd.	4,600	32,345
Yamaguchi Financial Group, Inc.	5,000	46,366
Yamaha Motor Co., Ltd.	5,600	84,193
Yokohama Rubber Co., Ltd./The	4,000	39,334
Zeon Corp.	3,000	28,116

		6,767,158

Netherlands - 3.7%
Heineken Holding NV	2,008	127,106
Koninklijke Ahold NV	30,522	548,515
Koninklijke Philips NV	1,615	59,466

		735,087

Norway - 0.1%
SpareBank 1 SR Bank ASA	1,082	10,771

Portugal - 0.3%
EDP - Energias de Portugal SA	15,567	57,179

Singapore - 1.2%
CapitaCommercial Trust REIT	3,000	3,455
ComfortDelGro Corp. Ltd.	8,000	12,792
Keppel Land Ltd.	20,000	53,088
Keppel REIT	43,000	40,424
Mapletree Commercial Trust REIT	51,000	48,219
StarHub Ltd.	4,000	13,635
Suntec Real Estate Investment Trust
REIT	31,000	37,916
Yanlord Land Group Ltd.	31,000	30,172

		239,701

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2013 (Unaudited)

AQR INTERNATIONAL CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Spain - 5.1%
ACS Actividades de Construccion y
Servicios SA	1,608	$55,430
Amadeus IT Holding SA, A Shares	513	21,975
Banco Bilbao Vizcaya Argentaria SA	5,169	63,943
Endesa SA †	9,948	319,103
Ferrovial SA	6,840	132,503
Gas Natural SDG SA	4,937	127,075
Iberdrola SA	25,601	163,380
Mapfre SA	2,490	10,681
Repsol SA	5,071	127,957

		1,022,047

Sweden - 0.9%
Telefonaktiebolaget LM Ericsson, B Shares	4,762	58,141
TeliaSonera AB	14,247	118,826

		176,967

Switzerland - 7.3%
Actelion Ltd. †	1,327	112,557
Credit Suisse Group AG †	7,037	217,186
STMicroelectronics NV	3,816	30,488
Swiss Re AG †	6,149	566,867
Zurich Insurance Group AG †	1,832	531,397

		1,458,495

United Kingdom - 9.8%
AstraZeneca PLC	5,053	299,779
BAE Systems PLC	15,044	108,539
British Sky Broadcasting Group PLC	12,241	171,241
BT Group PLC	38,021	239,758
easyJet PLC	2,185	55,689
GKN PLC	3,403	21,087
HSBC Holdings PLC	15,916	174,665
ITV PLC	15,886	51,123
J Sainsbury PLC	31,011	187,686
Legal & General Group PLC	16,108	59,543
London Stock Exchange Group PLC	218	6,271
Marks & Spencer Group PLC	6,666	47,868
Mondi PLC	3,791	65,806
Next PLC	942	85,149
Old Mutual PLC	2,260	7,091
Prudential PLC	2,999	67,010
Rexam PLC	10,747	94,554
RSA Insurance Group PLC	28,432	43,055
Travis Perkins PLC	1,527	47,435
TUI Travel PLC	7,587	52,004
Whitbread PLC	166	10,331
William Hill PLC	7,569	50,458
WPP PLC	572	13,101

		1,959,243

TOTAL COMMON STOCKS (cost $17,958,143)		19,857,927

EXCHANGE-TRADED FUNDS - 0.7%
iShares MSCI EAFE ETF (1) (cost $128,006)	2,096	140,558

	SHARES	VALUE (Note 2)

MONEY MARKET FUNDS - 0.7%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (b)
(cost $145,204)	145,204	$145,204

TOTAL INVESTMENTS - 100.3% (cost $18,231,353)		20,143,689

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)		(53,596)

NET ASSETS - 100.0%		$20,090,093

†	Non income-producing security.
(b)	Represents annualized seven-day yield as of December 31, 2013.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$3,882,116	19.4%
Consumer Staples	1,910,495	9.5
Energy	197,050	1.0
Financials	7,680,615	38.3
Health Care	588,196	2.9
Industrials	1,429,567	7.1
Information Technology	707,622	3.5
Materials	630,393	3.1
Mutual Fund	140,558	0.7
Telecommunication Services	1,747,325	8.7
Utilities	1,084,548	5.4
Money Market Funds	145,204	0.7

Total Investments	20,143,689	100.3
Liabilities in Excess of Other Assets	(53,596)	(0.3)

Net Assets	$20,090,093	100.0%

See notes to Schedule of Investments.

Notes to Schedule of Investments	December 31, 2013 (Unaudited)

1. Organization

AQR Funds (the “Trust”), organized as a Delaware statutory trust on September 4, 2008, is an open-end management investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2013, the Trust consists of twenty-four active series, fourteen of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Global Equity Fund, AQR International Equity Fund, AQR Emerging Defensive Equity Fund, AQR International Defensive Equity Fund, AQR U.S. Defensive Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed International Momentum Fund, AQR Core Equity Fund, AQR Small Cap Core Equity Fund and AQR International Core Equity Fund. The remaining ten active series are reported in a separate book at December 31, 2013. AQR Capital Management, LLC (“the Advisor”) serves as the investment advisor of each Fund.

The investment objective for the AQR Global Equity Fund, AQR International Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Core Equity Fund, AQR Small Cap Core Equity Fund and the AQR International Core Equity Fund is to seek long-term capital appreciation. The investment objective for the AQR Emerging Defensive Equity Fund, AQR International Defensive Equity Fund, and the AQR U.S. Defensive Equity Fund is to seek total return. The investment objective for the AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund and the AQR Tax-Managed International Momentum Fund is to seek long-term after-tax capital appreciation.

The Funds offer the following classes of shares:

FUND	CLASSES OFFERED
AQR Global Equity Fund	Class I, Class N and Class Y
AQR International Equity Fund	Class I, Class N and Class Y
AQR Emerging Defensive Equity Fund	Class I and Class N
AQR International Defensive Equity Fund	Class I and Class N
AQR U.S. Defensive Equity Fund	Class I and Class N
AQR Momentum Fund	Class L and Class N
AQR Small Cap Momentum Fund	Class L and Class N
AQR International Momentum Fund	Class L and Class N
AQR Tax-Managed Momentum Fund	Class L and Class N
AQR Tax-Managed Small Cap Momentum Fund	Class L and Class N
AQR Tax-Managed International Momentum Fund	Class L and Class N
AQR Core Equity Fund	Class L and Class N
AQR Small Cap Core Equity Fund	Class L and Class N
AQR International Core Equity Fund	Class L and Class N

2. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds:

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires the Advisor to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: Each Fund’s portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time). The Funds’ Board of Trustees has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Advisor. Equity securities, including securities sold short, rights and warrants, are valued at the latest quoted sales prices or official closing prices taken from the primary market in which

Notes to Schedule of Investments	December 31, 2013 (Unaudited)

each security trades. The value of securities listed on the NASDAQ Stock Market LLC (“NASDAQ”) are generally the NASDAQ Official Closing Price. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value factors to international securities traded outside of the Western Hemisphere on a daily basis utilizing the quotations of an independent pricing service, unless the Advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate their net asset value. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise at the last quoted bid price (in the case of short sales, at the ask price). Bonds are valued using the latest bid prices or evaluated quotes furnished by independent pricing services. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices, yields, maturities and ratings and are not necessarily reliant on quoted prices. The Funds value debt securities maturing less than 61 days from the date of purchase at amortized cost, which approximates market value. The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current settlement prices. Futures and options contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. Investments in open-end investment companies are valued at such investment company’s current day closing net asset value per share. Exchange-Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price. Total return swap contracts are valued at fair value, based on the price of the underlying referenced instrument.

The Funds may use pricing services to obtain readily available market quotations. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Funds’ Board of Trustees, which may include the use of proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investments existed. These differences could be material.

Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock.

Master Agreements: Certain Funds are a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Funds. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact a Fund’s future derivative activity. Collateral and margin requirements differ between exchange traded derivatives and over-the-counter (“OTC”) derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (futures contracts, options and centrally cleared swaps) pursuant to the governing agreements for those investment types. For OTC derivatives traded under an ISDA Master Agreement, posting of collateral is required by either the fund or the applicable

Notes to Schedule of Investments	December 31, 2013 (Unaudited)

counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount and can vary depending on the counterparty and the type of the agreement. For swaps, futures and forward foreign currency exchange contracts, the Funds may be required to post collateral if a Fund is in a net liability position with the counterparty exceeding certain amounts. Generally, collateral is determined at the close of fund business each day. Collateral posted for the benefit of a Fund is held in a segregated account by a custodian of the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s Schedule of Investments. Collateral can be in the form of cash, debt securities issued by the U.S. Government and related agencies, other securities or money market funds as agreed to by the Fund and the applicable counterparty. Collateral requirements are generally determined based on the Fund’s net position with each counterparty.

Futures Contracts: Certain Funds invest in futures contracts as part of their investment strategy and to equitize their cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not be entitled to the return of all of the margin owed to the Funds, potentially resulting in a loss. No monies are paid to or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments to and from the broker, will be made on a periodic basis as the price of the underlying instruments fluctuates. Realized gains or losses represent the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. Securities deposited as initial margin are designated in the Schedules of Investments. The use of long futures contracts subjects the Funds to risk of loss up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily based on the value of the underlying reference entity and the change, if any, is recorded as an unrealized gain or loss. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the other party to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. Total return swaps are derivatives and their value can be volatile. To the extent that the Advisor or Sub-Advisor, as applicable, does not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may exceed the related amounts shown in the Schedule of Investments. Periodic payments received or paid by the Funds are recorded as realized gains or losses. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and the other assets and liabilities are translated at the exchange rate as of the valuation date.

Notes to Schedule of Investments	December 31, 2013 (Unaudited)

3. Federal Income Tax Matters

At December 31, 2013, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)

AQR Global Equity Fund	$196,377,495	$66,020,296	$(1,407,219)	$64,613,077
AQR International Equity Fund	675,039,058	167,177,249	(7,388,455)	159,788,794
AQR Emerging Defensive Equity Fund	42,525,917	1,863,430	(1,850,687)	12,743
AQR International Defensive Equity Fund	22,054,900	1,981,115	(505,992)	1,475,123
AQR U.S. Defensive Equity Fund	195,299,771	16,750,711	(1,197,892)	15,552,819
AQR Momentum Fund	721,173,144	203,979,647	(4,992,456)	198,987,191
AQR Small Cap Momentum Fund	217,851,616	71,435,142	(5,780,695)	65,654,447
AQR International Momentum Fund	261,409,412	45,230,233	(4,058,841)	41,171,392
AQR Tax-Managed Momentum Fund	44,043,560	5,079,469	(183,471)	4,895,998
AQR Tax-Managed Small Cap Momentum Fund	7,242,022	2,160,172	(162,271)	1,997,901
AQR Tax-Managed International Momentum Fund	41,310,292	3,427,052	(701,585)	2,725,467
AQR Core Equity Fund	42,623,193	3,790,598	(158,925)	3,631,673
AQR International Core Equity Fund	18,234,642	2,249,586	(340,539)	1,909,047
AQR Small Cap Core Equity Fund	4,522,821	846,412	(47,327)	799,085

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

4. Fair Value Measurements

The Funds utilize various inputs in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Valuation methodology and inputs

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with GAAP.

Equities traded outside North America are fair valued daily based on the application of a fair value factor, and therefore are considered Level 2 (Note 2). Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and

Notes to Schedule of Investments	December 31, 2013 (Unaudited)

sovereign bonds and other fixed-income instruments are valued at estimated fair value based on quotations (including evaluated quotes) from an independent pricing service, as well as quotations from counterparties and other market participants. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Advisor in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The Funds invest in derivative instruments. Derivative instruments can be exchange traded or privately negotiated over-the-counter (“OTC”). Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. OTC derivatives, including futures, forwards, and swaps, are valued by the Funds using observable inputs, such as quotations received from the counterparty, or dealers and brokers, whenever available and considered reliable. Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Equity total return swap transactions are valued at fair value, based on the price of the underlying security.

Securities for which market quotations or independent pricing service quotations are not readily available, are not readily marketable, or model priced and all other assets of the Funds are valued at fair value using valuation procedures for the Funds, which have been approved by the Board of Trustees. The Advisor has established a Valuation Committee (the “VC”) which is responsible for overseeing the pricing and valuation of all securities held in the Funds. The VC operates under the valuation procedures approved by the Funds’ Board of Trustees. The VC meets quarterly and on an as-needed basis. The VC is responsible for valuing any securities or other assets for which prices or valuations are not readily determinable by the Funds’ pricing services. The VC considers time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values, model prices and other events that may have a potentially material impact on security values. On a quarterly basis the VC meets to review the results of back test reports generated by the Advisor’s internal risk department. The VC prepares for the Funds’ Board of Trustees an analysis relating to Level 3 positions. On a daily basis, the Trust’s fund accounting agent compares trade execution prices to the prior night’s valuation price for all positions which were traded and held the previous day. On a monthly basis, third party model prices are reviewed against internal model prices.

Transfers

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

Notes to Schedule of Investments	December 31, 2013 (Unaudited)

The following summarizes inputs used as of December 31, 2013 in valuing the Funds’ assets carried at fair value:

AQR GLOBAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$140,466,869	$98,211,421	$—	$238,678,290
Preferred Stocks†	—	2,224,392	—	2,224,392
Money Market Funds	—	20,087,890	—	20,087,890
Futures Contracts*	822,412	—	—	822,412

Total Assets	$141,289,281	$120,523,703	$—	$261,812,984

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(631,119)	$—	$(631,119)
Total Return Swap Contracts*	—	(193,324)	—	(193,324)

Total Liabilities	$—	$(824,443)	$—	$(824,443)

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period. Securities listed in the Schedule of Investments with a market value of zero are classified as Level 3 and considered insignificant to the portfolio.

AQR INTERNATIONAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$—	$763,745,948	$—	$763,745,948
Preferred Stocks†	—	14,932,185	—	14,932,185
Money Market Funds	—	56,149,719	—	56,149,719
Futures Contracts*	2,776,419	—	—	2,776,419

Total Assets	$2,776,419	$834,827,852	$—	$837,604,271

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(1,858,015)	$—	$(1,858,015)
Total Return Swap Contracts*	—	(1,111,615)	—	(1,111,615)

Total Liabilities	$—	$(2,969,630)	$—	$(2,969,630)

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period. Securities listed in the Schedule of Investments with a market value of zero are classified as Level 3 and considered insignificant to the portfolio.

AQR EMERGING DEFENSIVE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$14,852,178	$26,093,018	$65,788	$41,010,984
Exchange-Traded Funds	1,446,119	—	—	1,446,119
Preferred Stocks†	20,669	—	—	20,669
Rights†	—	—	—	—
Money Market Funds	—	60,888	—	60,888

Total Assets	$16,318,966	$26,153,906	$65,788	$42,538,660

†	Please refer to the Schedule of Investments to view securities segregated by country.

Notes to Schedule of Investments	December 31, 2013 (Unaudited)

There were no transfers between Levels 1 and 2 during the period. Securities listed in the Schedule of Investments with a market value of $65,788 are classified as Level 3 and considered quantitatively insignificant to the portfolio.

AQR INTERNATIONAL DEFENSIVE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$3,986,027	$17,503,453	$—	$21,489,480
Exchange-Traded Funds	1,520,786	—	—	1,520,786
Preferred Stocks†	—	167,843	—	167,843
Money Market Funds	—	351,914	—	351,914

Total Assets	$5,506,813	$18,023,210	$—	$23,530,023

†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held at period end.

AQR U.S. DEFENSIVE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$199,769,545	$—	$—	$199,769,545
Money Market Funds	—	11,083,045	—	11,083,045
Futures Contracts*	284,484	—	—	284,484

Total Assets	$200,054,029	$11,083,045	$—	$211,137,074

*	Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held at period end.

AQR MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$913,631,954	$—	$—	$913,631,954
Money Market Funds	—	6,528,381	—	6,528,381
Futures Contracts*	171,742	—	—	171,742

Total Assets	$913,803,696	$6,528,381	$—	$920,332,077

*	Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held at period end.

Notes to Schedule of Investments	December 31, 2013 (Unaudited)

AQR SMALL CAP MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$281,688,119	$—	$14,729	$281,702,848
Preferred Stocks†	47,023	—	—	47,023
Rights†	—	—	—	—
Money Market Funds	—	1,756,192	—	1,756,192
Futures Contracts*	8,563	—	—	8,563

Total Assets	$281,743,705	$1,756,192	$14,729	$283,514,626

*	Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period. Securities listed in the Schedule of Investments with a total market value of $14,729 are classified as Level 3 and considered quantitatively insignificant to the portfolio.

AQR INTERNATIONAL MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$33,521,087	$261,622,218	$—	$295,143,305
Preferred Stocks†	—	—	5,001	5,001
Money Market Funds	—	7,432,498	—	7,432,498
Futures Contracts*	32,570	—	—	32,570

Total Assets	$33,553,657	$269,054,716	$5,001	$302,613,374

*	Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period. Securities listed in the Schedule of Investments with a market value of $5,001 are classified as Level 3 and considered quantitatively insignificant to the portfolio.

AQR TAX-MANAGED MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$47,809,724	$—	$—	$47,809,724
Exchange-Traded Funds	672,938	—	—	672,938
Money Market Funds	—	456,896	—	456,896

Total Assets	$48,482,662	$456,896	$—	$48,939,558

†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held at period end.

Notes to Schedule of Investments	December 31, 2013 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$9,165,768	$—	$—	$9,165,768
Exchange-Traded Funds	17,758	—	—	17,758
Money Market Funds	—	56,397	—	56,397

Total Assets	$9,183,526	$56,397	$—	$9,239,923

†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held at period end.

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$6,410,773	$36,694,926	$—	$43,105,699
Exchange-Traded Funds	414,096	—	—	414,096
Preferred Stocks†	—	—	186	186
Money Market Funds	—	515,778	—	515,778

Total Assets	$6,824,869	$37,210,704	$186	$44,035,759

†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period. Securities listed in the Schedule of Investments with a market value of $186 are classified as Level 3 and considered quantitatively insignificant to the portfolio.

AQR CORE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$42,860,225	$—	$—	$42,860,225
Exchange-Traded Funds	1,817,707	—	—	1,817,707
Money Market Funds	—	1,576,934	—	1,576,934

Total Assets	$44,677,932	$1,576,934	$—	$46,254,866

†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held at period end.

Notes to Schedule of Investments	December 31, 2013 (Unaudited)

AQR SMALL CAP CORE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$5,248,775	$12,152	$—	$5,260,927
Exchange-Traded Funds	32,633	—	—	32,633
Money Market Funds	—	28,346	—	28,346

Total Assets	$5,281,408	$40,498	$—	$5,321,906

†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held at period end.

AQR INTERNATIONAL CORE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$2,021,215	$17,836,712	$—	$19,857,927
Exchange-Traded Funds	140,558	—	—	140,558
Money Market Funds	—	145,204	—	145,204

Total Assets	$2,161,773	$17,981,916	$—	$20,143,689

†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held at period end.

5. Derivative Instruments and Hedging Activities

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The effect of such derivative instruments on the Funds’ financial position and financial performance for the period end December 31, 2013 are as follows:

	ASSETS		LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Global Equity Fund	$1,701,099	$—	$878,687	$193,324	$—
AQR International Equity Fund	6,859,705	—	4,083,286	1,111,615	—
AQR U.S. Defensive Equity Fund	284,484	—	—	—	—
AQR Momentum Fund	171,742	—	—	—	—
AQR Small Cap Momentum Fund	8,563	—	—	—	—
AQR International Momentum Fund	32,570	—	—	—	—

Notes to Schedule of Investments	December 31, 2013 (Unaudited)

	ASSETS		LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS
Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	556,048	—	—	1,187,167
AQR International Equity Fund	—	1,805,187	—	—	3,663,202

Netting:
AQR Global Equity Fund	(878,687)	(556,048)	(878,687)	—	(556,048)
AQR International Equity Fund	(4,083,286)	(1,805,187)	(4,083,286)	—	(1,805,187)

Net Fair Value of Derivative Contracts:
AQR Global Equity Fund	822,412	—	—	193,324	631,119
AQR International Equity Fund	2,776,419	—	—	1,111,615	1,858,015
AQR U.S. Defensive Equity Fund	284,484	—	—	—	—
AQR Momentum Fund	171,742	—	—	—	—
AQR Small Cap Momentum Fund	8,563	—	—	—	—
AQR International Momentum Fund	32,570	—	—	—	—

The Funds’ derivative contracts held at December 31, 2013, are not accounted for as hedging instruments under GAAP.

6. Risks and Concentrations

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into repurchase transactions and entering into other forms of direct and indirect borrowing.

There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The counterparties to the Funds’ currency forward, futures, option and swap contracts and repurchase and reverse repurchase agreements include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds utilize multiple clearing brokers and counterparties, a concentration of credit risk exists because of balances held and transactions with a limited number of clearing brokers and counterparties.

By using derivative instruments, the Funds are exposed to the counterparty’s credit risk, the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Schedules of Investments. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries

Notes to Schedule of Investments	December 31, 2013 (Unaudited)

or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. companies.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements, interest rate risk related to bond swap agreements and commodity risk related to synthetic swap agreements utilizing futures) and exposure to loss in excess of the amount reflected on the Schedules of Investments. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Investments, reflect the current investment exposure each Fund has under the swap agreement which may exceed the net asset value of the Fund.

The Funds are not limited in the percentage of their assets that may be invested in convertible securities. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, the convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible’s “conversion price,” which is the predetermined price at which the convertible security could be exchanged for the associated stock.

Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Credit risk is the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status. The Funds’ investments in convertible and nonconvertible debt securities involve credit risk. However, in general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends.

If a Fund invests in illiquid investments, it may experience difficulty in selling the investments in a timely manner at the price that it believes the investments are worth. In addition, market conditions may cause the Fund to experience temporary mark-to-market losses, especially in less liquid positions, even in the absence of any selling of investments by the Fund.

Each Fund is subject to market risk, which is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Market risk applies to every Fund investment. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

A Fund may have investments that appreciate or decrease significantly in value over short periods of time. This volatility may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

As of December 31, 2013, a substantial portion of the AQR Global Equity, AQR International Equity, AQR Emerging Defensive Equity, AQR International Defensive Equity, AQR International Momentum, AQR Tax-Managed International Momentum and AQR International Core Equity Funds’ net assets consisted of issuers that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

7. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that, other than the item listed below, there are no material events that would require accrual or disclosure.

The Class R6 Shares of the AQR Global Equity and AQR International Equity Funds commenced operations on January 8, 2014.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Marco Hanig
Marco Hanig
Principal Executive Officer
February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Marco Hanig
Marco Hanig
Principal Executive Officer
February 28, 2014

By: /s/ John Howard
John Howard
Principal Financial Officer
February 28, 2014